As filed with the Securities and Exchange Commission on December 28, 2009
Registration Nos. 33-47507
811-06652

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 50	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 52	☒

ARTIO GLOBAL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, New York 10017
(Address of Principal Executive Offices)

Registrant’s Telephone Number:
(212) 297-3600

Anthony Williams
President
c/o Artio Global Management LLC
330 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on March 1, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Prospectus
Artio Global Funds

CLASS A

CLASS I

Artio International Equity Fund

BJBIX

JIEIX

Artio International Equity Fund II

JETAX

JETIX

Artio Total Return Bond Fund

BJBGX

JBGIX

Artio Global High Income Fund

BJBHX

JHYIX

Artio U.S. Microcap Fund

JMCAX

JMCIX

Artio U.S. Smallcap Fund

JSCAX

JSCIX

Artio U.S. Midcap Fund

JMDAX

JMDIX

Artio U.S. Multicap Fund

JMLAX

JMLIX

Artio Global Equity Fund Inc.

BJGQX

JGEIX

March 1, 2010

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved any Funds’ shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

For more information, Back Cover

FUND SUMMARIES

Artio International Equity Fund

Class/Ticker          A   BJBIX     I   JIEIX

Investment Objective

The investment objective of the Artio International Equity Fund is the long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses (2)[(3)]	[__]%	[__]%
Total Annual Fund Operating Expenses (4)	[__]%	[__]%

(1)

Fee Waiver. Effective May 1, 2008, the Fund’s Adviser, agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

Other Expenses and Total Annual Fund Operating Expense After Expense Offset Arrangement. Taking into consideration the Fund’s custody expense offset arrangements for the fiscal year ended October 31, 2009, the Fund’s expenses were as follows:

	Other Expenses	Total Annual Fund Operating Expenses

Class A	[__]%	[__]%
Class I	[__]%	[__]%

(3)

[Acquired Fund Fees and Expenses. Approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”) are included in Other Expenses.]

(4)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the Total Annual Fund Operating Expenses shown in note (2) above to the extent that Acquired Fund Expenses and changes in the management fees are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$[__]	$[__]	$[__]	$[__]
Class I	$[__]	$[__]	$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in international equity–related instruments, including emerging markets. The Fund normally excludes investments in the U.S. The Fund may invest in companies of all sizes. The Adviser uses both a bottom-up and top-down approach to investments. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

• Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in international equity securities, normally excluding the U.S.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. Market fluctuations and/or new purchases are subject to the constraints of time zone differences and market liquidity, which can cause the Fund to exceed this limit. In such cases where the Fund exceeds its limit, the Adviser has a procedure to reduce its holding in emerging markets, typically by the end of the same trading day or the next trading day, also subject to the constraints of time zone differences and market liquidity. As of October 31, 2009, the International Equity Fund had [__]% of its net assets invested in emerging market securities. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• Invests in “growth” and “value” securities.

• Invests in the securities of companies of any size.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward foreign exchange contracts (“forward contracts”), non-deliverable forwards, options, swaps, warrants and structured investments.

–

Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

–

A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure.

–

A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility).

–

An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract.

–

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

–

Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price on a certain date or during a set period.

–

Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.

• Foreign Investment Risk: The Fund will primarily invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. When the Fund invests in a derivative for non-hedging purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There may also be a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, swap, a futures contract or a related option.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. A Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

-8.02%	-18.93%	-3.59%	35.92%	23.22%	17.06%	31.75%	17.56%	-43.87	[__]
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Highest quarterly return:	[_____]% (for the quarter ended [_____])
Lowest quarterly return:	[_____]% (for the quarter ended [_____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 10/4/93) – Return Before Taxes	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Class I (inception date: 11/17/99) – Return Before Taxes	[___]%	[___]%	[___]%
MSCI All Country World ex-U.S. Index	[___]%	[___]%	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Morgan Stanley Capital International All Country World ex-U.S. Index (“MSCI ACWI-ex U.S.”) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, and excludes the United States. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individuals primarily responsible for the day-to-day management of the Fund are

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Rudolph-Riad Younes, CFA Vice President	[month] 1995	Director and Head of International Equity

Richard Pell Vice President	[month] 1995	Chief Executive Officer and Chief Investment Officer

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$100	No minimum amount	$1,000,000	No minimum amount

The Fund is closed to new investors. This excludes 401(k) plans that have existing investments in the Fund, new plan participants within 401(k) plans that hold positions in the Fund and existing shareholders who may continue to invest. Registered investment advisers and intermediate model-based platforms are no longer permitted to introduce new clients. Existing shareholders, however, may continue to invest, and the Fund will recognize new participants within existing 401(k) plans as qualified to purchase shares of the Fund.

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio International Equity Fund II

Class/Ticker          A   JETAX     I   JETIX

Investment Objective

The investment objective of the Artio International Equity Fund II is the long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses (2)[(3)]	[___]%	[___]%
Total Annual Fund Operating Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Fund’s Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

Other Expenses and Total Annual Fund Operating Expense After Expense Offset Arrangement. Taking into consideration the Fund’s custody expense offset arrangement for the fiscal year ended October 31, 2009, the Fund’s expenses were as follows:

	Other Expenses	Total Annual Fund Operating Expenses

Class A	[___]%	[___]%
Class I	[___]%	[___]%

(3)

[Acquired Fund Fees and Expenses. Approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”) are included in Other Expenses.]

(4)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the Total Annual Fund Operating Expenses shown in note (2) above to the extent that the Acquired Fund Expenses and changes in the management fees are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that all dividends and capital gains distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$[___]	$[___]	$[___]	$[___]
Class I	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in international equity–related instruments, including emerging markets. The Fund normally excludes investments in the U.S. The Fund invests in mid-size and larger companies. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”) focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

•

Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in international equity securities, normally excluding the U.S.

•	To achieve its investment management goal the Fund may use derivatives to a substantial extent under certain market conditions.

•

Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. Market fluctuations and/or new purchases are subject to the constraints of time zone differences and market liquidity, which can cause the Fund to exceed this limit. In such cases where the Fund exceeds its limit, the Adviser has a procedure to reduce its holding in emerging markets, typically by the end of the same trading day or the next trading day, also subject to the constraints of time zone differences and market liquidity. As of October 31, 2009, the International Equity Fund II had [___]% of its net assets invested in emerging market securities. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging market securities.

•	Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

•	Invests in “growth” and “value” securities.

•

Invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than $2.5 billion as determined at the time of purchase.

•

Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, warrants and structured investments.

–

Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

–

A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure.

–

A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility).

–

An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract.

–

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

–

Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price on a certain date or during a set period.

–

Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

•

Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

•

Foreign Investment Risk: The Fund will primarily invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region.

•

Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody.

•

Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

•

Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

•

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. When the Fund invests in a derivative for non-hedging purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There may also be a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, swap, a futures contract or a related option.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

•

Liquidity Risk: Particular investments may be difficult to purchase or sell. A Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

•

Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

28.63%	16.17%	-40.52%	[___]%
2006	2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 5/4/05) – Return Before Taxes	[___]%	N/A	[___]%
Class A–Return After Taxes on Distributions	[___]%	N/A	[___]%
Class A–Return After Taxes on Distributions and Sale of Fund Shares	[___]%	N/A	[___]%
Class I (inception date: 5/4/05) – Return Before Taxes	[___]%	N/A	[___]%
MSCI All Country World ex-U.S. Index	[___]%	N/A	[___]%

+

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Morgan Stanley Capital International All Country World ex-U.S. Index (“MSCI ACWI-ex U.S.”) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, and excludes the United States. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individuals primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Rudolph-Riad Younes, CFA Vice President	May 2005	Director and Head of International Equity

Richard Pell Vice President	May 2005	Chief Executive Officer and Chief Investment Officer

Purchase and Redeem Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio Total Return Bond Fund
Class/Ticker          A   BJBGX     I   JBGIX

Investment Objective

The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities. The Fund is a non-diversified mutual fund.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses (2)	[___]%	[___]%
Total Annual Fund Operating Expenses (3)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

Other Expenses and Total Annual Fund Operating Expense After Expense Offset Arrangement. Taking into consideration the Fund’s custody expense offset arrangements for the fiscal year ended October 31, 2009, the Fund’s expenses were as follows:

	Other Expenses	Total Annual Fund Operating Expenses

Class A	[___]%	[___]%
Class I	[___]%	[___]%

(3)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the Total Annual Fund Operating Expenses shown in note (2) above to the extent that approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”) and changes in the management fees are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(4)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. Acquired Fund Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$[___]	$ [___]	$[___]	$[___]
Class I	$[___]	$ [___]	$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in investment grade fixed income securities. The majority of the strategy will be focused on U.S. dollar-denominated securities. However, the Fund may incorporate issues denominated in other currencies including those in emerging markets. The Adviser’s investment process is centered on analyzing macroeconomic factors across investment grade countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s expectation to U.S. and global economic cycles.

• Normally invests at least 80% of its net assets (including futures, options, swaps, other fixed income related instruments, accrued interest and borrowings for investment purposes) in investment grade fixed income securities.

• Normally invests in a non-diversified portfolio of fixed income securities of domestic and international issuers.

• Invests in securities issued by governments, supranational entities and corporations in developed and emerging markets.

• Managed to have a duration of approximately plus or minus one year relative to its benchmark, which is currently the Barclays Capital US Aggregate Bond Index.

• Invests in securities based on yield, duration, maturity, classification, quality, local economic and political conditions, interest rate movements, and other factors.

• Invests in securities denominated in foreign currencies as well as U.S. dollars.

• Invests in securities the Adviser believes will benefit from anticipated changes in economic and market conditions.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, interest rate warrants and structured investments.

–

Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

–

A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure.

–

A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility).

–

An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract.

–

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

–

Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index at a certain level over a fixed time period that can typically be exercised in the underlying instrument or settled in cash.

–

Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

• Invests in mortgage-backed and other asset-backed securities. As of October 31, 2009 the Total Return Bond Fund had [___]% of its net assets invested in government sponsored mortgage-backed securities. The Fund also invests in to be announced (“TBA”) instruments in which there is a delayed cash settlement. To maximize the potential return on such cash, the Fund in turn reinvests it in short-term securities some of which may be classified as asset-backed securities. As of October 31, 2009, the Fund had an additional [__]% of its net assets in other asset-backed securities.

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Diversification Risk: As a non-diversified mutual fund, the Fund may invest a greater portion of its assets in the securities of a single issuer or similar types of issuers, and, as a result, may be subject to greater fluctuations in share price due to changes in the market value of a single investment or similar types of investments.

• Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise and may cause the Fund’s net asset value to decrease.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may use derivatives for hedging purposes and non-hedging purposes to seek to enhance returns. When the Fund invests in a derivative for non-hedging purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There may also be a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, swap, a futures contract or a related option.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares [insert bar chart]

6.12%	5.94%	14.13%	9.72%	5.67%	2.08%	4.79%	7.45%	0.54%	[ ]
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 7/1/92) – Return Before Taxes	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Class I (inception date: 11/17/99) – Return Before Taxes	[___]%	[___]%	[___]%
Barclays Capital US Aggregate Bond Index	[___]%	[___]%	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital US Aggregate Bond Index, formerly known as Lehman Brothers Aggregate Bond Index, is an unmanaged index used as a general measure of U.S. fixed-income securities and tracks the performance of debt instruments issued by corporations and the U.S. Government and its agencies. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individuals primarily responsible for the day-to-day management of the Fund are

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Donald Quigley, CFA Vice President	[month] 2001	Senior Vice President and Head of Global Fixed-Income

Richard Pell Vice President	[month] 1998	Chief Executive Officer and Chief Investment Officer

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio Global High Income Fund

Class/Ticker          A   BJBHX     I   JHYIX

Investment Objective

The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses (2)	[___]%	[___]%
Total Annual Fund Operating Expenses (3)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Fund’s Adviser, agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

Other Expenses and Total Annual Fund Operating Expense After Expense Offset Arrangement. Taking into consideration the Fund’s custody expense offset arrangements for the fiscal year ended October 31, 2009, the Fund’s expenses were as follows:

	Other Expenses	Total Annual Fund Operating Expenses

Class A	[___]%	[___]%
Class I	[___]%	[___]%

(3)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the Total Annual Fund Operating Expenses shown in note (2) above to the extent that the approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”) and changes in the management fees are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(4)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$[___]	$[___]	$[___]	$[___]
Class I	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in lower quality, high income producing investments. The majority of the strategy is directed toward below investment grade securities denominated in U.S. dollars. However, the Fund may also invest in non-U.S. dollar securities including those in emerging markets. The Adviser uses a top-down/bottom-up process which brings together insights related to issue, industry, asset class, macroeconomics and sector. The Adviser seeks to identify stable to improving investment opportunities through an approach which examines the industry in which an issuer operates as well as how that industry is evolving. Further analysis is directed at determining how the issuer is positioned, its strengths and weaknesses, and other factors.

• Normally invests at least 80% of its net assets (including futures, options, swaps, other high income related instruments, accrued interest and borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries.

• Invests in fixed income securities, debt instruments convertible into common stock, preferred stock, income trusts, structured notes and swaps.

• Invests in securities issued by corporations, banks, governments, government entities and supranational organizations.

• Normally invests at least 60% of its net assets in U.S. dollar denominated securities.

• Invests in securities the Adviser believes exhibit stable to improving credit terms based on industry characteristics and trends, company positioning and management strategy.

• Invests in bank loans.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, warrants and structured investments.

–

Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

–

A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure.

–

A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility).

–

An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract.

–

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives pay off protection if an underlying financial instrument defaults.

–

Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price on a certain date or during a set period. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index at a certain level over a fixed time period that can typically be exercised in the underlying instrument or settled in cash.

–

Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Below Investment Grade Securities Risk: The Fund’s investments in lower quality debt securities are generally more speculative, less liquid and subject to higher incidence of default than higher quality debt securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally, causes the value of a fixed income portfolio to decrease when interest rates rise which may cause the Fund’s net asset value to decrease.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond, note, loan or similar security will fail to repay interest and principal in a timely manner.

• Foreign Investment Risk: The Fund’s investments in foreign securities may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. A Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. When the Fund invests in a derivative for non-hedging purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There may also be a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, swap, a futures contract or a related option.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

26.36%	11.46%	4.40%	11.22%	4.15%	-24.17%	[ __]
2003	2004	2005	2006	2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 12/17/02) – Return Before Taxes	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Class I (inception date: 1/30/03) – Return Before Taxes	[___]%	[___]%	[___]%
Merrill Lynch Global High Yield Constrained Index	[___]%	[___]%	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Merrill Lynch Global High Yield Constrained Index (“Constrained Index”) tracks the performance of certain below investment grade bonds of corporate issuers that are domiciled in countries with a foreign currency long-term debt rating of investment grade (based on a composite of Moody’s Investors, Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”)). The Constrained Index includes bonds denominated in U.S. dollars, Canadian dollars and sterling euro (or euro legacy), but excludes all multi-currency denominated bonds. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individual primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Greg Hopper Vice President	December 2002	Senior Vice President

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio U.S. Microcap Fund

Class/Ticker          A   JMCAX     I   JMCIX

Investment Objective

The investment objective of the Artio U.S. Microcap Fund is the long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	[___]%	[___]%
Acquired Fund Fees and Expenses (2)	[___]%	[___]%
Total Annual Fund Operating Expenses (3)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

[Acquired Fund Fees and Expenses. Represents the approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”). Acquired Fund Expenses are excluded from the Expense Limitation.]

(3)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the ratios of expenses to average net assets shown in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Expenses and changes in management fees are included or are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(4)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.80% for Class A shares and 1.50% for Class I shares. Acquired Fund Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$ [___]	$ [___]	$ [___]	$ [___]
Class I	$ [___]	$ [___]	$ [___]	$ [___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in equities of very small size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interests and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. micro-capitalization or “microcap” companies, as determined at the time of purchase.

• Generally invests in securities of companies within a market capitalization range of companies within the Russell 2000 and Russell Microcap Indices at the time of purchase.

• Invests in “growth” and “value” securities.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

-0.43%	-50.10%	[ ___]
2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	N/A	[___]%
Class I (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Russell 2000 Index	[___]%	N/A	[___]%
Russell Microcap Index	[___]%	N/A	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately [8]% of the Russell 3000 total market capitalization.

Russell Microcap Index measures performance of the microcap segment of the U.S. equity markets and includes the smallest 1000 securities in the Russell 2000 Index plus the next 1,000 securities.

Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individual primarily responsible for the day-to-day management of the Fund is

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Samuel A. Dedio Vice President	July 2006	Senior Portfolio Manager and First Vice President

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$ 100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$ 100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio U.S. Smallcap Fund

Class/Ticker          A    JSCAX     I   JSCIX

Investment Objective

The investment objective of the Artio U.S. Smallcap Fund is the long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	[___]%	[___]%
Acquired Fund Fees and Expenses (2)	[___]%	[___]%
Total Annual Fund Operating Expenses (3)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

[Acquired Fund Fees and Expenses. Represents the approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”). Acquired Fund Expenses are excluded from the Expense Limitation.]

(3)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the ratios of expenses to average net assets shown in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Expenses and changes in management fees are included or are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(4)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.50% for Class A shares and 1.20% for Class I shares. Acquired Fund Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$ [___]	$ [___]	$ [___]	$ [___]
Class I	$ [___]	$ [___]	$ [___]	$ [___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in equity securities of U.S. companies of small size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

•

Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. small-capitalization or “smallcap” companies, as determined at the time of purchase.

•

Generally, the Adviser will choose securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell 2000 Index or (ii) below the three year average maximum market capitalization of companies in the Russell 2000 Index as of December 31 of the three preceding years.

•	Invests in “growth” and “value” securities.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

•	Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

•

Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to large companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and may be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

•

Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

11.31%	-42.48%	[ ___]
2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	N/A	[___]%
Class I (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Russell 2000 Index	[___]%	N/A	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately [8]% of the Russell 3000 total market capitalization. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individual primarily responsible for the day-to-day management of the Fund is

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Samuel A. Dedio Vice President	July 2006	Senior Portfolio Manager and First Vice President

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$ 100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$ 100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio U.S. Midcap Fund

Class/Ticker          A   JMDAX     I   JMDIX

Investment Objective

The investment objective of the Artio U.S. Midcap Fund is the long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	[___]%	[___]%
Acquired Fund Fees and Expenses (2)	[___]%	[___]%
Total Annual Fund Operating Expenses (3)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

[Acquired Fund Fees and Expenses. Represents the approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”). Acquired Fund Expenses are excluded from the Expense Limitation.]

(3)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the ratios of expenses to average net assets shown in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Expenses and changes in management fees are included or are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(4)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.35% for Class A shares and 1.05% for Class I shares. Acquired Fund Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$[___]	$[___]	$[___]	$[___]
Class I	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in equity securities of U.S. companies which are between small and large size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. mid-capitalization or “midcap” companies, as determined at the time of purchase.

• Generally, the Adviser will choose securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell Midcap Index or (ii) below the three year average maximum market capitalization of companies in the Russell Midcap Index as of December 31 of the three preceding years.

• Invests in “growth” and “value” securities.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Medium-Sized Companies Risk: Stocks of medium-sized companies or midcap companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies typically have analyst coverage by fewer Wall Street firms and may trade less frequently and be more susceptible to fluctuations in both stock price and company performance than larger companies as they may trade at prices that reflect incomplete or inaccurate information.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

2.87%	-45.83%	[___ ]
2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	N/A	[___]%
Class I (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Russell Midcap Index	[___]%	N/A	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Russell Midcap Index measures the performance of approximately 800 of the smallest companies in the Russell 1000 Index, which represent approximately [25]% of the total market capitalization of the Russell 1000 Index. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individual primarily responsible for the day-to-day management of the Fund is

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Samuel A. Dedio Vice President	July 2006	Senior Portfolio Manager and First Vice President

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Artio U.S. Multicap Fund

Class/Ticker          A   JMLAX     I   JMLIX

Investment Objective

The investment objective of the Artio U.S. Multicap Fund is the long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees (1)	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	[___]%	[___]%
Acquired Fund Fees and Expenses (2)	[___]%	[___]%
Total Annual Fund Operating Expenses (3)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (4)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Trustees of the Artio Global Investment Funds.

(2)

[Acquired Fund Fees and Expenses. Represents the approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”). Acquired Fund Expenses are excluded from the Expense Limitation.]

(3)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the ratios of expenses to average net assets shown in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Expenses and changes in management fees are included or are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(4)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.30% for Class A shares and 1.00% for Class I shares. Acquired Fund Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$[___]	$[___]	$[___]	$[___]
Class I	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in U.S. equity securities of companies of all sizes. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

•

Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in U.S. equity securities and other securities with equity characteristics.

•	Invests in companies the Adviser believes offer the best long-term capital appreciation potential, irrespective of a company’s market capitalization.

•	Invests in “growth” and “value” securities.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

•

Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Small- to mid-sized companies or companies in developing industries tend to be more vulnerable to adverse developments.

•

Small- and Mid-Sized Companies Risk: Securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of larger companies. Compared to larger companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the Fund to establish or close out a position in these securities at prevailing market rates.

•

Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

[insert bar chart]

4.13%	-42.58%	[___]
2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions	[___]%	N/A	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	N/A	[___]%
Class I (inception date: 7/24/06) – Return Before Taxes	[___]%	N/A	[___]%
Russell 3000 Index	[___]%	N/A	[___]%

(+)

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately [98]% of the investable U.S. equity market. Index returns for 10 years/since inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individual primarily responsible for the day-to-day management of the Fund is

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Samuel A. Dedio Vice President	July 2006	Senior Portfolio Manager and First Vice President

Purchase and Redemption of Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$1,000,000	No minimum amount
Individual Retirement Account (IRA)	$100	No minimum amount	$1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$100	No minimum amount	$1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

 Artio Global Equity Fund Inc.

Class/Ticker          A   BJGQX     I   JGEIX

Investment Objective

The investment objective of the Artio Global Equity Fund Inc. is to maximize total return, principally through capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you may pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees (1)	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses (2)	[___]%	[___]%
Acquired Fund Fees and Expenses (3)	[___]%	[___]%
Total Annual Fund Operating Expenses (4)	[___]%	[___]%
Less Fee Waiver/Expense Reimbursement	[___]%	[___]%
Net Expenses (5)	[___]%	[___]%

(1)

Fee Waiver. Effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for the Fund at the annual rate of 0.005% of the Fund’s average daily net assets. This waiver may be terminated at any time by the Board of Directors of the Artio Global Equity Fund Inc.

(2)

Other Expenses and Total Annual Fund Operating Expense After Expense Offset Arrangement. Taking into consideration the Fund’s custody expense offset arrangements for the fiscal year ended October 31, 2009, the Fund’s expenses were as follows:

	Other Expenses	Total Annual Fund Operating Expenses

Class A	[___]%	[___]%
Class I	[___]%	[___]%

(3)

[Acquired Fund Fees and Expenses. Represents the approximate fees and expenses indirectly incurred by the Fund as a result of the Fund’s investment in the securities of other investment companies during its most recent fiscal year (“Acquired Fund Expenses”). Acquired Fund Expenses are excluded from the Expense Limitation.]

(4)

Financial Highlights. Total Annual Fund Operating Expenses shown at the top of the page may not correspond to the Total Annual Fund Operating Expenses shown in note (2) above to the extent that Acquired Fund Expenses and changes in management fees are included or are included or recoupment of expense reimbursements are excluded from the Total Annual Fund Operating Expenses shown at the top of the page.

(5)

[Fee Reimbursement and Recoupment. The Adviser has contractually agreed to reimburse certain expenses of the Fund through [February 28, 2011] (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.40% for Class A shares and 1.15% for Class I shares. Acquired Fund Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.]

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that all dividends and capital gains distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$[___]	$[___]	$[___]	$[___]
Class I	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [___]% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in equity securities worldwide including those in emerging markets. The Adviser invests in companies of all sizes. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”) focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

•

Normally invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities of global issuers.

•	To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions.

•

Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. Market fluctuations and/or new purchases are subject to the constraints of time zone differences and market liquidity, which can cause the Fund to exceed this limit. In such cases where the Fund exceeds its limit, the Adviser has a procedure to reduce its holding in emerging markets, typically by the end of the same trading day or the next trading day, also subject to the constraints of time zone differences and market liquidity. As of October 31, 2009, the Global Equity Fund had [___]% of its net assets invested in emerging market securities. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging market securities.

•	Invests in securities denominated in foreign currencies as well as U.S. dollars.

•	Invests in “growth” and “value” securities.

•

Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, warrants and structured investments.

–

Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

–

A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure.

–

A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility).

–

An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract.

–

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

–
Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price on a certain date or during a set period.

–

Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

•

Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

•

Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region.

•

Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody.

•

Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

•

Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

•

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. When the Fund invests in a derivative for non-hedging purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements.

While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There may also be a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, swap, a futures contract or a related option.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

•

Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

•

Liquidity Risk: Particular investments may be difficult to purchase or sell. A Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. On July 1, 2004, the Artio Global Equity Fund Inc. converted from a closed-end, non-diversified investment company to an open-end, diversified investment company and changed its name, investment goal, investment strategy and investment adviser. The returns shown below do not include returns of the Fund prior to July 1, 2004. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Return for Class A Shares

[insert bar chart]

11.51%	21.03%	11.07%	-40.44%	[ ___]
2005	2006	2007	2008	2009

Highest quarterly return:	[____]% (for the quarter ended [____])
Lowest quarterly return:	[____]% (for the quarter ended [____])

Average Annual Total Returns (for the periods ended December 31, 2009)

For the periods ended December 31, 2009	Past 1 Year(+)	Past 5 Years(+)	Past 10 Years/Since Inception(+)

Class A (inception date: 7/01/04) – Return Before Taxes	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions	[___]%	[___]%	[___]%
Class A – Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Class I (inception date: 3/14/05) – Return Before Taxes	[___]%	N/A	[___]%
MSCI All Country World Index	[___]%	[___]%	[___]%

+

The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of fee waivers, which are no longer in effect, and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how each Fund will perform in the future.

Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) is a market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, and excludes certain market segments unavailable to U.S. based investors. Index returns for 10 Years/Since Inception are measured from the inception date of Class A shares. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Fund Management

Artio Global Management LLC is the Fund’s investment adviser. The individuals primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/ Fund Title (if applicable)	Since	Primary Title with Investment Adviser

Rudolph-Riad Younes, CFA Vice President	[month] 2004	Director and Head of International Equity

Keith Walter Vice President	[month] 2008	First Vice President

Purchase and Redeem Fund Shares

Purchase Minimums	Class A		Class I

Type of Investment	Initial Investment	Additional Investment	Initial Investment	Additional Investment

Regular Account	$1,000	$1,000	$ 1,000,000	No minimum amount
Individual Retirement Account (IRA)	$ 100	No minimum amount	$ 1,000,000	No minimum amount
Tax deferred retirement plan other than an IRA	$ 100	No minimum amount	$ 1,000,000	No minimum amount

You may purchase or redeem Fund shares on any day the New York Stock Exchange is open.

Fund shares may be purchased through a broker or other financial intermediary that has a selling or service relationship with the Fund’s distributor, Quasar Distributors, LLC, who is located at 615 East Michigan Street, Milwaukee, WI 53202. At the Adviser’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the initial minimum investment requirement or the minimums may be waived.

Fund shares may be redeemed (sold) by contacting your broker or financial intermediary, by calling (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) or by writing to Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If you request that the money from your redemption be sent by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Strategies and Risks

International Equity Fund

Investment Objective

The International Equity Fund seeks long term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing in a wide variety of international equity securities, normally excluding the U.S.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in international equity securities. The Fund will ordinarily invest at least 65% of its total assets in no fewer than three different countries outside the U.S. The Fund is not constrained by a particular investment style, and may invest in “growth” and “value” securities. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in smaller capitalization companies.

The Adviser generally selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets, the stock selection process is generally “bottom-up”; concentrating on individual stock selection. In emerging markets, indices and ETFs the Adviser generally uses a “top-down” selection process, focusing on the economic, liquidity and geopolitical factors in a given area. The Adviser determines the Fund’s exposure to Japan generally using a combination of “bottom-up” and “top-down” analysis. “Bottom-up” analysis is used to determine specific investments within Japan, while “top-down analysis” is essential to the determination of country exposure.

The Fund may invest up to 35% of its net assets in the securities of issuers located in emerging markets. The Fund’s investment in emerging market securities will remain consistent with its status as a diversified international equity fund. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. Market fluctuations and/or new purchases are subject to the constraints of time zone differences and market liquidity, which can cause the Fund to exceed this limit. In such cases where the Fund exceeds its limit, the Adviser has a procedure to reduce its holding in emerging markets, typically by the end of the same trading day or the next trading day, also subject to the constraints of time zone differences and market liquidity. The Fund’s exposure to emerging market securities, as of October 31, 2009, was [__]% of its net assets. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging market securities.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash. The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.

The Fund may invest up to 10% of its net assets in listed and over the counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and ETFs, in order to increase or reduce market exposure. The Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

International Equity Fund II

Investment Objective

The International Equity Fund II seeks long term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing in a wide variety of international equity securities, normally excluding the U.S.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in international equity securities. The Fund will ordinarily invest at least 65% of its total assets in no fewer than three different countries outside the U.S. The Fund is not constrained by a particular investment style, and may invest in “growth” and “value” securities. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, which the Adviser currently views to be companies that have a market capitalization greater than $2.5 billion as determined at the time of purchase.

The Adviser generally selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets, the stock selection process is generally “bottom-up”; concentrating on individual stock selection. In emerging markets, indices and ETFs the Adviser generally uses a top-down selection process, focusing on the economic, liquidity and geopolitical factors in a given area. The Adviser determines the Fund’s exposure to Japan generally using a combination of “bottom-up” and “top-down” analysis. “Bottom-up” analysis is used to determine specific investments within Japan, while “top-down” analysis is essential to the determination of country exposure.

The Fund may invest up to 35% of its net assets in the securities of issuers located in emerging markets. The Fund’s investment in emerging market securities will remain consistent with its status as a diversified international equity fund. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. Market fluctuations and/or new purchases are subject to the constraints of time zone differences and market liquidity, which can cause the Fund to exceed this limit. In such cases where the Fund exceeds its limit, the Adviser has a procedure to reduce its holding in emerging markets, typically by the end of the same trading day or the next trading day, also subject to the constraints of time zone differences and market liquidity. The Fund’s exposure to emerging market securities, as of October 31, 2009, was [__]% of its net assets. Please go to www.artiofunds.com for the current percentage of the Fund invested in emerging market securities.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash. The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.

The Fund may invest up to 10% of its net assets in listed and over the counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and ETFs, in order to increase or reduce market exposure. The Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

Total Return Bond Fund

Investment Objective

The Total Return Bond Fund seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities. The Fund is a non-diversified mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other fixed income related instruments, accrued interest and borrowings for investment purposes) in investment grade fixed income securities.

The Fund seeks to achieve its goal by investing primarily in a non-diversified portfolio of fixed income securities issued or guaranteed by the U.S. or foreign governments or their agencies, instrumentalities or political subdivisions, supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank), municipalities and corporations in developed and emerging markets. Non-diversified mutual funds, like the Fund, may invest a larger portion of their assets in the securities of a smaller number of issuers. Nevertheless, the Fund will buy no more than 10% of the voting securities, no more than 10% of the securities of any class and no more than 10% of the debt securities of any one issuer (other than the U.S. Government, sovereigns, supranationals, agencies and securitizations).

The Adviser seeks to provide the appreciation component of total return by selecting debt securities at prices that the Adviser expects to benefit from anticipated changes in economic and market conditions.

The Adviser expects the Fund’s portfolio to have a duration of approximately plus or minus one year relative to its benchmark, which is currently the Barclays Capital US Aggregate Bond Index. Longer-term fixed income securities can have higher fluctuations in value. If the Fund holds such securities, the value of the Fund’s shares may fluctuate more in value as well.

The Fund may invest a significant proportion of its assets in mortgage-backed securities. As of October 31, 2009, the Fund had [__]% of its net assets invested in government sponsored mortgage-backed securities. The Fund also invests in TBA instruments in which there is a delayed cash settlement. To maximize the potential return on such cash, the Fund in turn reinvests it in short-term securities some of which may be classified as asset-backed securities. As of October 31, 2009, the Fund had an additional [__]% of its net assets in other asset-backed securities. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges that may decrease or offset any losses from such fluctuations.

Ordinarily, the Fund will invest in fixed income securities rated at the time of purchase “Baa3” or better by Moody’s or “BBB–” or better by S&P or a comparable investment grade rating by a nationally recognized statistical rating organization. The Fund may invest in non-rated issues that are determined by the Adviser to be similar in quality to the rated issues it purchases.

The Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (“Municipal Bonds”).

The Fund will invest less than 40% of its total assets in any one country other than the United States.

The Fund will invest less than 25% of its total assets in securities issued by any one foreign government, its agencies, instrumentalities, or political subdivisions.

The Fund may invest in Exchange Traded Funds (ETFs).

Although the Fund typically invests in investment grade fixed income securities, it may continue to hold a security that has been downgraded to below investment grade.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

Global High Income Fund

Investment Objective

The Global High Income Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in high income producing instruments, including lower quality debt securities rated at the time of purchase below “BBB–” by S&P, below “Baa3” by Moody’s, or below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. The Fund may invest in securities rated in the lowest ratings category or in default. Although the Fund typically invests in lower quality debt securities, the Fund may also invest in investment grade debt.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other high income related instruments, accrued interest and borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries.

The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. Government, foreign governments, municipalities, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). The Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance.

The Fund also may invest in debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund may invest in preferred stocks, asset-back securities, debt instruments convertible into common stock, income trusts, and swaps. The Fund may invest in bank loans, which include floating and fixed-rate debt securities generally acquired as a participation interest in, or assignment of, a loan originated by a lender or financial institution. The Fund may purchase securities denominated in U.S. dollars or foreign currencies. The Fund may invest up to 20% of its net assets in global equity securities. The Fund may invest in equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers that trade on an exchange or OTC.

The Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (“Municipal Bonds”).

The Fund may invest in Exchange Traded Funds (ETFs).

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

U.S Microcap Fund

Investment Objective

The U.S. Microcap Fund seeks to achieve long term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity securities with characteristics of U.S. micro-capitalization or “microcap” companies, as determined at the time of purchase.

Normally, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. micro capitalization or “microcap” companies, as determined at the time of purchase. Such other securities may include, without limitation, preferred stock, convertible stock, ETFs, Rule 144A securities, REITS, options, warrants and rights. The micro capitalization equity universe is broadly defined as the lowest capitalized companies in the U.S. equity securities universe. Generally, the Adviser will choose securities of companies within a market capitalization (share price times the number of shares outstanding) range of companies within the Russell 2000 and Russell Microcap Indices at the time of purchase. Such definition will be applied at the time of investment, and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of micro-capitalization stocks. The Fund is not constrained by a particular investment style, and may invest in “growth” and “value” securities. The Fund generally holds the securities of between forty and seventy companies at any given time.

The Adviser generally uses a “bottom-up” approach when selecting securities, focusing on individual stock selection rather than concentrating on economic, sector and market cycle data. The Adviser generally selects companies which the Adviser believes to have emerging or dominant positions in their niche markets. The Adviser selects stocks by using an active fundamental process to evaluate management teams and their strategies. This process combines first-hand company meetings and on-site visits with financial analysis, including an evaluation of accelerating sales and earning levels above consensus forecasts, estimated above-average growth in revenues and earnings, improving gross or operating margins, operating leverage of their business model, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may also invest up to 20% of its total assets in the equities of larger capitalization U.S. equities as well as foreign domiciled issuers that are traded on domestic exchanges. The Fund may invest in ADRs, issued by sponsored or unsponsored facilities.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

U.S Smallcap Fund

Investment Objective

The U.S. Smallcap Fund seeks to achieve long term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity securities with characteristics of U.S. small-capitalization or “smallcap” companies, as determined at the time of purchase.

Normally, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. small-capitalization companies determined at the time of purchase. Such other securities may include, without limitation, preferred stock, convertible stock, ETFs, Rule 144A securities, REITS, options, warrants and rights. Generally, the Adviser will choose securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell 2000 Index or (ii) below the three year average maximum market capitalization of companies in the Russell 2000 Index as of December 31 of the three preceding years. Such definition will be applied at the time of investment, and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small-capitalization stocks. The Fund is not constrained by a particular investment style, and may invest in “growth” and “value” securities. The Fund generally holds between forty to seventy securities at any given time.

The Adviser generally uses a “bottom-up” approach when selecting securities, focusing on individual stock selection rather than concentrating on economic, sector and market cycle data. The Adviser generally selects companies which the Adviser believes to have emerging or dominant positions in their niche markets. The Adviser selects stocks by using an active fundamental process to evaluate management teams and their strategies. This process combines first-hand company meetings and on-site visits with financial analysis, including an evaluation of accelerating sales and earning levels above consensus forecasts, estimated above-average growth in revenues and earnings, improving gross or operating margins, operating leverage of their business model, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may also invest up to 20% of its total assets in the equities of larger capitalization U.S. equities as well as foreign domiciled issuers that are traded on domestic exchanges. The Fund may invest in ADRs, issued by sponsored or unsponsored facilities.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

U.S Midcap Fund

Investment Objective

The U.S. Midcap Fund seeks to achieve long term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity securities with characteristics of U.S. mid–capitalization or “midcap” companies, as determined at the time of purchase.

Normally, the Fund invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. mid-capitalization companies determined at the time of purchase. Such other securities may include, without limitation, preferred stock, convertible stock, ETFs, Rule 144A securities, REITS, options, warrants and rights. Generally, the Adviser will choose securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell Midcap Index or (ii) below the three year average maximum market capitalization of companies in the Russell Midcap Index as of December 31 of the three preceding years. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of mid capitalization stocks. The Fund is not constrained by a particular investment style, and may invest in “growth” and “value” securities. The Fund generally holds the securities of between forty and seventy companies at any given time.

The Adviser generally uses a “bottom-up” approach when selecting securities, focusing on individual stock selection rather than concentrating on economic, sector and market cycle data. The Adviser generally selects companies which the Adviser believes to have emerging or dominant positions in their niche markets. The Adviser selects stocks by using an active fundamental process to evaluate management teams and their strategies. This process combines first-hand company meetings and on-site visits with financial analysis, including an evaluation of accelerating sales and earning levels above consensus forecasts, estimated above-average growth in revenues and earnings, improving gross or operating margins, operating leverage of their business model, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may also invest up to 20% of its total assets in the equities of larger capitalization U.S. equities as well as foreign domiciled issuers that are traded on domestic exchanges. The Fund may invest in ADRs, issued by sponsored or unsponsored facilities.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

U.S Multicap Fund

Investment Objective

The U.S. Multicap Fund seeks to achieve long term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in a portfolio of U.S. equity securities and other securities with equity characteristics.

The principal objective of the Fund is to identify and invest in those companies the Adviser believes offer the best long-term capital appreciation potential, irrespective of a company’s market capitalization. Normally, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in U.S. equity securities and other securities with equity characteristics. Such other securities may include, without limitation, preferred stock, convertible stock, ETFs, Rule 144A securities, REITs, options, warrants and rights. The Fund is not constrained by a particular investment style, and may invest in “growth” and “value” securities. The Fund generally holds the securities of between forty and seventy companies at any given time.

The Adviser generally uses a “bottom-up” approach when selecting securities, focusing on individual stock selection rather than concentrating on economic, sector and market cycle data. The Adviser generally selects companies which the Adviser believes to have emerging or dominant positions in their niche markets. The Adviser selects stocks by using an active fundamental process to evaluate management teams and their strategies. This process combines first-hand company meetings and on-site visits with financial analysis, including an evaluation of accelerating sales and earning levels above consensus forecasts, estimated above-average growth in revenues and earnings, improving gross or operating margins, operating leverage of their business model, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may also invest up to 20% of its total assets in the equity securities of foreign domiciled issuers that are traded on domestic exchanges. The Fund may invest in ADRs, issued by sponsored or unsponsored facilities.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

Global Equity Fund Inc.

Investment Objective

The Global Equity Fund seeks to maximize total return, principally through capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, convertible securities and preferred stocks of global issuers of all sizes. Normally, the Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities.

The Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets, the stock-selection process is primarily bottom-up focusing on individual stock selection rather than concentrating on economic, sector and market cycle data. In emerging markets, indices and ETFs the Adviser uses a top-down approach that focuses on the economic, liquidity and geopolitical factors in a given area. In Japan, the Adviser uses a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, while top-down analysis is used to determine country exposure.

The Fund may invest up to 35% of its net assets in emerging market securities. The Fund’s investment in emerging market securities will remain consistent with its status as a diversified global equity fund. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. Market fluctuations and/or new purchases are subject to the constraints of time zone differences and market liquidity, which can cause the Fund to exceed this limit. In such cases where the Fund exceeds its limit, the Adviser has a procedure to reduce its holding in emerging markets, typically by the end of the same trading day or the next trading day, also subject to the constraints of time zone differences and market liquidity. The Fund’s exposure to emerging market securities as of October 31, 2009, was [__]% of its net assets. Please go to www.artiofunds.com for the current percentage of the Fund invested in emerging market securities.

The Fund may invest in preferred stocks, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash. The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.

Most of the purchases and sales made by the Fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office. The Fund generally follows a multi-capitalization approach.

The Fund may invest up to 10% of its net assets in listed and over the counter equity and interest rate warrants. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. In addition, when the European cash market is closed and when deemed appropriate by the Adviser, the Fund may deploy cash to enter into transactions in U.S. equity index futures, such as those based on the S&P 500, and ETFs, in order to increase or reduce market exposure. The Adviser expects to unwind promptly such investments subject to market conditions.

The Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

Information about the Fund’s risks is provided in the section, Risks of Investing in the Funds.

Security Types

Bank Loans include floating and fixed-rate debt obligations. Floating rate loans are debt obligations issued by companies or other entities with floating interest rates that reset periodically. Floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion o the floating rate loan.

Derivatives include futures contracts, forward contracts, options, nondeliverable forwards, swaps, warrants and structured investments. Derivatives are financial instruments, the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates (such as the S&P 500 Index or the prime lending rate). Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures contracts are traded through regulated exchanges and are “marked to market” daily. Forward contracts are obligations to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from forward and futures contracts in that the buyer of the option has no obligation to perform under the contract. A nondeliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities. Non-deliverable forwards are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility). A swap is an agreement between two parties to exchange the proceeds of certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives pay off protection if an underlying financial instrument defaults. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Interest rate warrants give a holder the right to buy or sell a specific bond issue or interest rate index at a set price. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

Depository receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depository Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depository Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depository Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets.

Equity securities include common and preferred stocks and convertible securities.

Exchange Traded Funds including exchange-traded index and bond funds, are a type of investment company whose investment objective is to achieve returns similar to that of a particular market index.

Fixed income securities include fixed, variable and floating rate bonds, debentures, notes, mortgage-backed securities and asset-backed securities. Investments in fixed income securities (“debt securities”) may include investments in below-investment grade fixed income securities, which are generally referred to as “high yield securities” or “junk bonds”. Descriptions of the ratings used by S&P and Moody’s are included in the SAI.

Foreign Government Debt Securities are debt securities that are issued or guaranteed by a foreign government or its agencies or instrumentalities.

Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions

Mortgage-Backed and other Asset-Backed Securities are pools of residential or commercial mortgages or other assets whose cash flows are “passed through” to the holders of the securities via monthly payments of interest and principal.

Municipal Bonds are securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.

Precious Metal-Related Instruments (such as gold, silver and platinum) include (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures.

Private Placement and Other Restricted Securities include securities that have been privately placed and are not registered under the Securities Act of 1933 (“1933 Act”). They are eligible for sale only to certain eligible investors. Private placements may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A). These securities may not be considered “readily marketable” because they may be subject to legal or contractual delays in or restrictions on resale.

Private placements securities typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act)), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Real Estate Investment Trusts (“REITs”) are investments in entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies.

Real Estate Related Securities are equity securities of issuers that are principally engaged in the real estate industry.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government, such as Treasury bills, notes and bonds, are supported by its full faith and credit. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“Ginnie Mae”), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBS”) are not issued or guaranteed by the U.S. Treasury. These securities are backed by the credit of the issuer or the ability of the issuer to borrow from the U.S. Treasury.

General Strategies Applicable to the Funds

Each Fund has the flexibility to respond promptly to changes in market, economic, political, or other unusual conditions. In the interest of preserving the value of the portfolios, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt obligations, money market instruments or repurchase agreements. It is impossible to predict whether, when or for how long a Fund will employ a defensive strategy.

Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

Risks of Investing in the Funds

[Global securities markets and the world economy experienced severe distress and market turbulence during the second half of 2008. The U.S. Government took steps on various initiatives in order to stabilize the U.S. economy and financial systems. Other governments in the developed world and in the emerging markets also took steps to stabilize their economies and financial systems. The Adviser carefully monitors political and economic developments. Volatility in the international and U.S. markets may result in significant periods of inflation or deflation, currency devaluations, national defaults, municipal defaults, major bank defaults, corporate defaults and bankruptcies, all of which may have adverse effects on the portfolios and custodian/sub-custodians of the Funds. These conditions may persist for an indefinite period of time.]

Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

As is always the case, Fund investors need to make their own assessments of these economic and political risks before making an investment. Investors may lose some or all of their investment in the Funds.

The table below provides a summary of the risks of investing in the Funds. For additional information regarding these risks, please see the “Risks of Investing in the Funds” section of this Prospectus.

	IEF	IEF II	TRBF	GHIF	Microcap	Smallcap	Midcap	Multicap	GEF

Bank Loan Risk				X
Below Investment-Grade Securities Risk/High Yield Risk	X	X	X	X					X
Counterparty or Third Party Risk	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X
Custody/Sub-Custody Risk	X	X	X	X					X
Derivatives Risk	X	X	X	X	X	X	X	X	X
Diversification Risk			X
Emerging Market Risk	X	X	X	X					X
Exchange Traded Funds Risk	X	X	X	X	X	X	X	X	X
Foreign Currency Transaction Risk	X	X	X	X					X
Foreign Government Securities Risk	X	X	X	X					X
Foreign Investment Risk	X	X	X	X					X
Government Securities Risk	X	X	X	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X					X
Leveraging Risk	X	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X	X	X	X
Maturity Risk			X	X					X
Mortgage-Related or Other Asset-Backed Securities Risk			X	X
Municipal Bond Risk			X	X
Precious Metal-Related Instruments Risk	X	X							X
Prepayment Risk			X	X
Private Placement and Other Restricted Securities Risk	X	X		X	X	X	X	X	X
Real Estate Investment Trust Risk	X	X		X	X	X	X	X	X
Real Estate Related Securities	X	X		X	X	X	X	X	X
Regulatory Risk	X	X	X	X	X	X	X	X	X
Securities Lending/Collateral Risk	X	X			X	X	X	X	X
Small and/or Mid-sized Companies Risk	X	X			X	X	X	X	X
Stock Market Risk	X	X		X	X	X	X	X	X
Valuation Risk	X	X	X	X	X	X	X	X	X
Warrants Risk	X	X	X	X	X	X	X	X	X

Please refer to the SAI for a more complete description of these and other risks of investing in the Funds.

Bank Loan Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

Below Investment-Grade Securities Risk/High Yield Risk. A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered riskier than investment grade securities with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Counterparty or Third Party Risk. Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject both to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed-upon payment stream. If there is a default by a counterparty in a swap transaction, the Fund’s potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any, the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing them–the counterparty may be judgment proof due to insolvency, for example. The Funds thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit a fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the fund.

Credit Risk. The value of a debt security is directly affected by the issuer’s ability (and the market’s perception of the issuer’s ability) to repay principal and pay interest on time. The value of a Fund’s investments in debt securities may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund’s investments in debt securities deteriorates or is perceived to deteriorate, the value of those investments could decline and the value of the Fund’s shares could decline. A Fund may also be subject to credit risk to the extent that it engages in financial transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. These transactions are subject to the risks that a third party may be unwilling or unable to honor its financial obligations to the Fund.

Custody/Sub-Custody Risk. A Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

Derivatives Risk. Investing in derivatives involves special risks including: (1) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (2) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (3) the risk that a particular derivative is valued incorrectly; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; (7) leverage; and (8) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

These risks may increase when the Adviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Diversification Risk. A non-diversified fund may invest a larger portion of its assets in the obligations of a limited number of issuers than a diversified Fund. As such, a non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may result in greater fluctuation in the value of a non-diversified fund’s shares. This lack of broad diversification may cause a non-diversified fund to be more susceptible to adverse economic, political, regulatory or other developments than a diversified fund.

Emerging Market Risk. Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed countries. The risks of investing in emerging markets include greater political and economic uncertainties than in developed markets, the risk of the imposition of economic sanctions against a country, the risk of nationalization of industries and expropriation of assets, social instability and war, currency transfer restrictions, risks that governments may substantially restrict foreign investing in their capital markets or in certain industries, impose punitive taxes, trade barriers and other protectionist or retaliatory measures. Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation. Investments in companies that are based in emerging market countries may have a more limited number of potential buyers. A market swing in one or more countries or regions where a fund has invested a significant amount of its assets, such as Central and Eastern Europe and the former states of the Soviet Union, including Russia, may have a greater effect on a fund’s performance than it would in a more geographically diversified portfolio.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S. There could be difficulties in enforcing favorable legal judgments in foreign courts. Foreign markets may have different securities clearance and settlement procedures and heightened operational risks, including risks related to foreign securities custody. In certain securities markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund’s assets may be uninvested and may not be earning returns. A Fund also may miss investment opportunities or not be able to sell an investment because of these delays. Investments in emerging markets are considered to be highly volatile and are considered more risky than investments in developed markets.

Exchange Traded Fund Risk. Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Finally, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency.

Foreign Currency Transactions Risk. Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. To manage this risk, a Fund may enter into foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. The Adviser’s use of hedging techniques does not eliminate exchange rate risk. In certain circumstances, the Adviser may hedge using a foreign currency other than the currency which the portfolio securities being hedged are denominated. This type of hedging entails greater risk because it is dependent on a stable relationship between the two currencies paired in the hedge and the relationship can be very unstable at times. If the Adviser is unsuccessful in its attempts to hedge against exchange rate risk, the Fund could be in a less advantageous position than if the Adviser did not establish any currency hedge. The Adviser may also employ strategies to increase a Fund’s exposure to certain currencies, which may result in losses from such currency positions. When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar. Losses on foreign currency transactions used for hedging purposes may be offset by gains on the assets that are the subject of the Fund’s hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from the potential appreciation of such currency relative to U.S. dollar or to other currencies in which a Fund’s holdings are denominated. Losses on such transactions may not be offset by gains from other Fund assets. A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk. Investments in the securities of foreign issuers entail risks that are not present in domestic securities investments. Because foreign securities are normally denominated and traded in foreign currencies, they are subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, restrictions and limits on foreign ownership, limited legal recourse, prohibitions on the repatriation of foreign currencies and other considerations. Income that the Funds receive from investing in foreign securities may be subject to withholding and other taxes, which reduces the yield. There may be less information publicly available about a foreign issuer and many foreign companies are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, foreign settlement procedures and trade regulators involve increased risk (such as delay in payment or delivery of securities) of domestic investments.

In the past, equity and debt instruments in foreign markets have had more frequent and larger price changes than those of U.S. markets. In addition, the willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other reserves.

Foreign securities may be subject to political risk. Foreign securities of certain countries are subject to political instability, which may result in revolts and the confiscation of assets by governments. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities. These countries were under Communist systems that took control of private industry. Expropriation of private industry could occur again in this region or in other regions in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country’s issuers.

Foreign securities are also subject to risks of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, or financial instability, in which case the Fund may lose all or part of its investments in that country’s issuers.

Foreign Government Securities Risk. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. In addition to Emerging Market Risk, Foreign Currency Transaction Risk and Foreign Investment Risk, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by governments of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to a “Brady Bonds”.

Government Securities Risk. Securities issued by U.S. Government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on Securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department or Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as the timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely affected. U.S. Government obligations are ordinarily viewed as having minimal or no credit risk, but are still subject to interest rate risk.

[On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.]

[On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC (as amended February 18, 2009) pursuant to which the U.S. Treasury will purchase up to an aggregate of $200 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009.]

FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA or FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

Interest Rate Risk. The prices of debt securities are generally linked to prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. In general, the longer the maturity of a debt security held by a fund, the more the fund is subject to interest rate risk.

Some debt securities give the issuer the right to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, a Fund may have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Adviser will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s securities.

Liquidity Risk. A Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. The Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect a Fund or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions.

Funds that invest in non-investment grade fixed income securities, small and mid- capitalization stocks, and emerging market issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

To the extent that a Fund’s principal investment strategies involve foreign securities, derivatives with substantial stock-market and/or credit risk, the Fund will tend to have the greater exposure to liquidity risk.

Recent instability in the markets for fixed income securities, particularly mortgage-related and asset-backed securities has significantly decreased the liquidity of portfolios that invest in mortgage-backed and other asset-backed securities. In the event of redemptions, a Fund that invests in mortgage-related and asset-backed securities may be unable to sell these portfolio securities at a fair price. As a result of this illiquidity, a Fund may incur a greater loss on the sale of such securities than under more stable market conditions. Such losses can adversely affect the Funds’ net asset value.

The current market instability has also made it more difficult to obtain reliable values for a Fund’s portfolio securities based on market quotations. In the absence of market quotations, the Adviser values such portfolio securities at “fair value” under procedures established by the Funds’ Boards. There may be fewer external, objective sources of pricing information, which makes determining the “fair value” of securities more difficult to determine; thus judgment plays a greater role.

Management Risk. Each Fund is subject to risk that the Adviser will make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will achieve the desired results for the Funds.

Maturity Risk. Prices of fixed income securities may lose value because of declines in the bond market. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Maturity generally measures the time until the debt must be repaid. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

Mortgage-Related and Other Asset-Backed Securities Risk. A Fund that invests in a variety of mortgage-related and other asset-backed securities is subject to additional risks. In general, rising interest rates tend to extend the duration of fixed rate mortgage related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk, which is the risk that in a period of declining interest rates, borrowers may pay off their mortgages sooner then expected. Prepayment can reduce the returns of a Fund because the Fund may have to reinvest that money at lower prevailing interest rates.

At times instability in the markets for fixed income securities, particularly mortgage-related and asset-backed securities may significantly decrease the liquidity of portfolios that invest in mortgage-backed and other asset-backed securities. In the event of redemptions, a Fund that invests in mortgage-related and asset-backed securities may be unable to sell these portfolio securities at a fair price. As a result of this illiquidity, a Fund may incur a greater loss on the sale of such securities than under more stable market conditions. Such losses can affect impact the Funds’ performance.

Municipal Bond Risk. Municipal Bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal Bonds have varying levels of sensitivity to changes in interest rates. In general, the price of a Municipal Bond can fall when interest rates rise and can rise when interest rates fall. Interest rate risk is generally lower for shorter-term Municipal Bonds and higher for long term Municipal Bonds. Under certain market conditions, the Adviser may purchase Municipal Bonds that the Adviser perceives are undervalued. Undervalued Municipal Bonds are subject to the same market volatility and principal and interest rate risks described above. Lower quality Municipal Bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower quality Municipal Bonds often fluctuates in response to political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. In the case of tax-exempt Municipal Bonds, if the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level, and the security could decline significantly in value. Municipal Bonds are subject to credit or default risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.

Precious Metal-Related Instruments Risk. The Fund’s investments in precious metal-related instruments (e.g. gold, silver and platinum) can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Changes in the political climate for the major precious metal producers, South Africa, Russia, Canada, the United States, Brazil and Australia, may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

Prepayment Risk. Prepayments of mortgages and mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-backed security and will affect the average life of the mortgage-backed security held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The cash received from prepayments will, therefore, usually be reinvested at a lower interest rate than the original investment, lowering a Fund’s yield. During periods of falling interest rates mortgage-backed securities may be less likely to increase in value than other debt securities.

Private Placements and Other Restricted Securities Risk. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts Risk. Real estate investment trusts (“REITs”) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible unavailability of financing and changes in interest rates.

A U.S. domestic REIT can pass its income through to its shareholders or unitholders without incurring tax at the entity level, provided that the REIT complies with various requirements under the Internal Revenue Code of 1986. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. Similarly, REITs formed under the laws of non-U.S. countries may fail to qualify for corporate tax benefits made available by the governments of such countries.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights. In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code (the “Code”).

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

Securities Lending/Collateral Risk. A Fund’s securities lending program is subject to borrower default risk (e.g. the borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as a dividend and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders. Securities lending may also impact the availability of foreign tax credits, where applicable.

Small and/or Mid-Sized Companies Risk. Investments in securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of large companies. Compared to large companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for a Fund to establish or close out a position in these securities at prevailing market rates.

Stock Market Risk. Prices of common stocks may decline over short or extended periods, regardless of the success or failure of a particular company’s operations. Stock markets tend to be cyclical, and common stock prices tend to fluctuate more than those of bonds. A company’s stock performance can be adversely affected by many factors, including general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on, and the value of the Funds’ investments would likely decline.

A company’s stock performance can also be adversely affected by specific factors related to that Fund’s investments in particular companies, industries or sectors. This risk is generally higher for small-and mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.

Valuation Risk. For investments where market quotations are not readily available, or if the Adviser believes a market quotation does not reflect fair value, the Funds are required to fair value their investments. The Funds may rely on the quotations furnished by pricing services or third parties, including broker dealers and counterparties to price these investments, which may be inaccurate or unreliable. Fair market valuation entails specific risks, and these risks may be further complicated by the complexities of each transaction. The recent decline of worldwide economies has increased the volatility of market prices and has increased the level of uncertainty in valuations. Consequently, the Funds have more frequently applied fair valuation determinations in determining net asset value. There is no uniform or single standard for fair valuation pricing. Miscalculations of fair valuation pricing may result in overestimating or underestimating the net asset value.

In addition, since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell that Fund’s shares.

Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a total loss of a Fund’s entire investment therein).

Other Potential Risks. Each Fund may take temporary defensive positions in response to adverse market, economic, political or other conditions. During these times, a Fund may not achieve its investment goal. Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal.

Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings to minimize the risk that other actors in the market, acting in concert or individually, could develop or obtain a listing of a Fund’s current portfolio holdings and use that information in a way that could negatively affect that Fund’s portfolio or the Fund’s subsequent portfolio trading activity. Please see the SAI for a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings.

A Fund’s top ten holdings and other information as of month-end are available and are posted on the Funds’ website at www.artiofunds.com no earlier than five calendar days after such month’s end. This information will remain on the Funds’ website, at a minimum, until the following month-end’s information is available. Complete portfolio holdings of the Funds, except International Equity Fund, International Equity Fund II, and Global Equity Fund, as of month-end are available and posted on the Funds’ website at www.artiofunds.com no earlier than the first business day following the next calendar month’s end. The complete portfolio holdings information will remain available on the Funds’ website until the respective Fund files a Form N-Q or annual or semi-annual report with the SEC for the period that includes the date of the information. Complete portfolio holdings of International Equity Fund, International Equity Fund II, and Global Equity Fund as of each of the three month-ends within such Funds’ fiscal quarter are available and posted on the Funds’ website at www.artio-funds.com after International Equity Fund, International Equity Fund II, and Global Equity Fund files its respective Form N-Q or annual or semi-annual report for that particular fiscal quarter with the SEC. The complete portfolio holdings information for International Equity Fund, International Equity Fund II, and Global Equity Fund will remain available on the Funds’ website until the Fund files a subsequent Form N-Q or annual or semi-annual report with the SEC.

Fund Management

Investment Adviser

[Artio Global Management LLC, a Delaware limited liability company, is a registered investment adviser (the “Adviser”) located at 330 Madison Avenue, New York, NY 10017 and is responsible for running all of the operations of the Funds, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator. As of December 31, 2009, the Adviser had total assets under management of approximately $[__] billion.

The Adviser, through an intermediary holding company, is majority-owned by Artio Global Investors Inc. (“Artio Global Investors”), a Delaware corporation. Artio Global Investors conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September 24, 2009.

Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. GAM Holding Ltd., among the premier Swiss Stock Exchange listed asset managers, is expected to periodically evaluate their ongoing level of ownership of the Adviser. The remaining shares are either directly or indirectly owned or controlled by management and employees of the Adviser, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes.

Shareholders of the Funds previously approved an investment advisory agreement with Artio Global Management LLC to serve as the Funds’ investment adviser that went into effect in connection with the initial public offering.]

Under the advisory agreement for the International Equity Fund and International Equity Fund II, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.90% of the first $7.5 billion of average daily net assets of the Fund, 0.88% of the next $2.5 billion of average daily net assets of the Fund and 0.85% of the average daily net assets of the Fund over $10 billion.

Under the advisory agreement for the Total Return Bond Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.35% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annual rate of 0.69% and 0.44% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the Total Return Bond Fund.

Under the advisory agreement for the Global High Income Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.65% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annual rate of 1.00% and 0.75% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the Global High Income Fund.

Under the advisory agreement for the U.S. Microcap Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 1.25% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the U.S. Microcap Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annualized expense ratio of 1.80% and 1.50% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the U.S. Microcap Fund.

Under the advisory agreement for the U.S. Smallcap Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.95% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the U.S. Smallcap Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annualized expense ratio of 1.50% and 1.20% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the U.S. Smallcap Fund.

Under the advisory agreement for the U.S. Midcap Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.80% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the U.S. Midcap Fund, for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annualized expense ratio of 1.35% and 1.05% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the U.S. Midcap Fund.

Under the advisory agreement for the U.S. Multicap Fund the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the U.S. Multicap Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annualized expense ratio of 1.30% and 1.00% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the U.S. Multicap Fund.

Under the advisory agreement for the Global Equity Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.90% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annual rate of 1.40% and 1.15% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the Global Equity Fund.

Effective May 1, 2008, the Adviser agreed to waive a portion of its management fee for each of the Funds at the annual rate of 0.005% of the respective Fund’s average daily net assets. This waiver may be terminated at anytime by the Funds’ Boards.

The total fee paid by the Funds for advisory services for the fiscal year ended October 31, 2009 is shown in the table below.

Fund	Fee (as a % of average daily net assets)

International Equity Fund	[__]% (after waiver)
International Equity Fund II	[__]% (after waiver)
Total Return Bond Fund	[__]% (after waiver)
Global High Income Fund	[__]% (after waiver)
U.S. Microcap Fund	0% (after waiver)
U.S. Smallcap Fund	0% (after waiver)
U.S. Midcap Fund	0% (after waiver)
U.S. Multicap Fund	0% (after waiver)
Global Equity Fund	[__]% (after waiver)

Discussion regarding the Boards’ approval of advisory agreements is available in the semi-annual reports for the period ended April 30, 2009.

The Adviser or its affiliates may pay from its own resources compensation to investment advisers and others for investor servicing including handling potential investor questions concerning the Fund, assistance in the enhancement of relations and communications between the Fund and investors, assisting in the establishment and maintenance of investor accounts with the Fund and providing such other services that in the Adviser’s view will assist Fund investors in establishing and maintaining a relationship with the Fund. See “Distribution and Shareholder Servicing Plans”.

Portfolio Management of the Funds

The portfolio managers listed below are primarily responsible for the day-to-day management of the respective Fund. For additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities of the Funds they manage, please consult the Funds’ SAI.

	Mr. Younes	Mr. Pell	Mr. Quigley	Mr. Hopper	Mr. Dedio	Mr. Walter

IEF	X	X
IEF II	X	X
TRBF		X	X
GHIF				X
Microcap					X
Smallcap					X
Midcap					X
Multicap					X
GEF	X					X

Rudolph-Riad Younes, CFA, portfolio manager of International Equity Fund (since 1995), International Equity Fund II (since 2005), and Global Equity Fund (since 2004). Mr. Younes serves as co-manager of the Global Equity Fund. Mr. Younes is a Director and Head of International Equity of the Adviser (since 2002).

Richard Pell, portfolio manager of International Equity Fund (since 1995), International Equity Fund II (since 2005) and Total Return Bond Fund (since 1998). Mr. Pell serves as co-manager of the Total Return Bond Fund. He is the Chief Executive Officer and Chairman of the Board of Directors of Artio Global Investors, Inc. (since 2007). Mr. Pell is also the Chief Executive Officer (since 2007) and Chief Investment Officer of the Adviser (since 1995).

Donald Quigley, CFA, portfolio manager of Total Return Bond Fund (since 2001). Mr. Quigley has been co-manager of Total Return Bond Fund since 2001 and serves as lead portfolio manager. He is Senior Vice President and Head of Global Fixed Income of the Adviser (since 2001). Prior to joining the Adviser, Mr. Quigley served as a U.S. fixed income trader at Chase Asset Management (1993–2001).

Greg Hopper, portfolio manager of Global High Income Fund (since the Fund’s inception). Mr. Hopper is a Senior Vice President of the Adviser (since 2002). Prior to joining the Adviser in 2002, Mr. Hopper was a Senior Vice President and High Yield Bond Portfolio Manager at Zurich Scudder Investments (2000–2002) and a High Yield Bond Portfolio Manager at Harris Investment Management (1999–2000) and at Bankers Trust (1993–1999).

Samuel A. Dedio, portfolio manager of U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund (since the Funds’ inception). He joined the Adviser in 2006 as a Senior Portfolio Manager focusing on U.S. Micro, Small and Mid Cap equities. Prior joining the Adviser, he spent seven years at Deutsche Asset Management, most recently as Managing Director, Co-Lead Portfolio Manager and Co-Head of U.S. Micro, Small and Mid Cap Investment Management. His previous positions also include Senior Industry Analyst at Ernst & Young, LLP and Equity Analyst with both Evergreen Asset Management and Standard & Poor’s Corp. Mr. Dedio received an MS in Accounting from American University’s Kogod School of Business and a BA in Business Administration from William Paterson University.

Keith Walter, serves as co-manager of the Global Equity Fund (since 2008). Mr. Walter is First Vice President of the Adviser (since 2000), and has served as an U.S. Equity and an U.S. Fixed Income portfolio manager and analyst, including serving as portfolio manager of U.S. Multicap

Fund (2006-2008). Prior to joining the Adviser, Mr. Walter was Assistant Vice President and fixed income portfolio manager at Morgan Stanley and Assistant Treasurer and global fixed income portfolio associate at Bankers Trust Company.

Investing in the Funds

Pricing of Fund Shares

Each Fund’s share price, also called net asset value (“NAV”), is determined as of the close of trading (normally 4:00 p.m., Eastern Time) every day the New York Stock Exchange (“NYSE”) is open. Each Fund calculates the NAV per share, generally using market prices, by dividing the total value of a Fund’s net assets by the number of the shares outstanding. NAV is calculated separately for each Class of a Fund. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in good order by the Funds or their authorized agents. A request is in good order when the Funds or their authorized agents have received a completed application or appropriate instruction along with the intended investment, and any other required documentation in accordance with the Funds’ or their authorized agents’ procedures. The offering price is the NAV. Certain Funds may purchase securities that are primarily listed on foreign exchanges that, due to time zone differences and non-universal holidays, trade on weekends or on other days when the Fund does not price its shares. Therefore, the value of the securities held by the Funds may change on days when shareholders will not be able to purchase or redeem the Funds’ shares. The Adviser, through its pricing committee (the “Pricing Committee”), is primarily responsible for daily oversight of the generation of accurate NAV calculations, reasonable fair value determinations, and adherence to the valuation procedures approved by the Board (the “Valuation Procedures”).

Each Fund’s assets for which market quotations are readily available are valued at fair market value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party pricing services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures approved by the Boards (the “Valuation Procedures”). The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

When market quotations are not readily available, or if the Adviser believes that such market quotations are not accurate, the fair value of a Fund’s assets will be determined in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Adviser, through its Pricing Committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures. The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange or market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Fund’s NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAVs by short-term traders. While the Funds have policies regarding excessive trading, they may not be effective in preventing NAV arbitrage trading, particularly through omnibus accounts.

Purchasing Your Shares

International Equity Fund

The International Equity Fund is closed to new investors. This excludes 401(k) plans that have existing investments in the Fund, new plan participants within 401(k) plans that hold positions in the Fund and existing shareholders who may continue to invest. Registered investment advisers and intermediate model-based platforms are no longer permitted to introduce new clients. Existing shareholders, however, may continue to invest, and the Fund will recognize new participants within existing 401(k) plans as qualified to purchase shares of the Fund.

➢	Investor Alerts:

w	A Fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

w	Shares of the Funds have not been registered for sale outside of the United States and its territories.

You should read this Prospectus carefully and then determine how much you want to invest and which class of shares you should purchase. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.

Share Classes

International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund and Global Equity Fund each offer two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee and/or shareholder services fee. Class I shares do not pay these fees.

Class I shares are offered primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, trusts, banks, brokers, registered investment advisers, companies and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Investment Minimums

	Class A [w]		Class I [w]

Type of Investment	Initial Investment	Additional Investment	Initial Investment

Regular Account	$ 1,000	$1,000	$ 1,000,000*
Individual Retirement Account (IRA)	$ 100	No minimum amount	$ 1,000,000*
Tax deferred retirement plan other than an IRA	$ 100	No minimum amount	$ 1,000,000*

[w] Certain related accounts may be aggregated at management’s discretion for purposes of meeting the initial minimum investment. Account minimums do not apply at the sub-account level for plan participants of 401(k) plans, model-based platforms, asset based fee programs, or assets linked to fee-based registered investment advisors. Due to the economies of scale that such parties introduce, management considers the entire relationship for the purposes of meeting the investment minimum criteria. The Funds, at their discretion, may waive the minimum initial investment requirements.

*	There is no minimum subsequent investment for Class I shares.

You may purchase Class I shares only if you meet one of the above-stated criteria under “Share Classes” and you meet the mandatory monetary minimums set forth in the table. Class I Shares are registered to be offered by the Funds and are not subject to a sales charge or any Rule 12b-1 fees. In addition to individuals who meet the initial $1.0 million investment minimum, Class I Shares are available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity. The Funds and its Distributor have discretion to waive the minimum initial investment for 401(k) plans, mutual fund wrap platforms, asset allocation programs or to establish certain Class I Share accounts. These minimum investment requirements will also not apply to purchases made through a registered investment adviser, provided the purchase is made with related accounts which taken together at the time of purchase total at least $1.0 million. If you do not qualify to purchase Class I shares and you request to purchase Class I shares, your request will be treated as a purchase request for Class A shares or declined.

The following investors may also purchase Class I shares with no minimum initial investment requirement: Board members and officers of the Funds, the Artio Global Investors Employees 401(k) Savings Plan and the Artio Global Investors Retirement Plan. The Funds, at their discretion, may waive the minimum initial investment requirements for other categories of investors.

You can invest in Fund shares in the following ways:

●	Through A Broker

◆

You can purchase shares through a broker that has a relationship with Quasar Distributors, LLC (“Quasar” or “Distributor”), the distributor of the Funds’ shares. The Distributor is located at 615 East Michigan Street, Milwaukee, WI 53202. If the broker does not have a selling group agreement, the broker would need to enter into one before making purchases for its clients.

◆

If you buy shares through a broker, the broker is responsible for forwarding your order to U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) in a timely manner. If you place an order with a broker that has a relationship with the Distributor and/or directly with the Funds by 4:00 p.m. (Eastern Time) on a day when the NYSE is open for regular trading, you will receive that day’s price and be invested in the Fund on that day.

◆

As noted above, the Distributor has entered into contractual agreements pursuant to which orders received by your broker before the close of the NYSE will be processed at the NAV determined on that day if received by the Transfer Agent in a timely manner. The Distributor and/or Transfer Agent, through use of selling and service agreements and other measures, will use its best efforts to ensure receipt by the processing organization prior to 4:00 p.m. (Eastern Time) and to protect the Funds from prohibited activity by brokers.

◆

You may also be able to purchase shares through a broker that does not have a direct relationship with the Distributor. Orders from such a broker received by the Transfer Agent by 4:00 p.m. (Eastern Time) on a day when the NYSE is open for regular trading will be effected that day. Your broker may charge you a transaction fee. Please discuss any transaction fees with your broker.

◆

You may add to an account established through any broker by contacting your broker directly. If you purchase shares through an intermediary, that party is responsible for transmitting your orders to purchase and sell shares.

●	Through Retirement Plans

Retirement Plans include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans or Section 529 college savings accounts.

For information about investing in Class A or Class I shares of a Fund through a Traditional or Roth IRA, Coverdell Education Savings Account, individual 403(b)(7) custodian account, Keogh plan or Section 529 college savings account, an investor should telephone the Transfer Agent at (800) 387-6977 or write to the Transfer Agent at the address shown on the back cover of the Prospectus. Class I shares are not appropriate for IRA accounts other than IRA rollover accounts.

➢	Investor Alert: You should consult your tax adviser about the establishment of retirement plans.

◆

You may invest in a Fund through various Retirement Plans. The Funds’ shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.

◆	Please refer to directions received through your employer’s plan, the Transfer Agent or your financial adviser.

◆	For further information about any of the plans, agreements, applications and annual fees, contact the Transfer Agent, your retirement plan administrator or your financial adviser.

●	Purchases by Mail

To make an initial purchase of Class A or Class I shares by mail:

◆	Complete an Application.

◆	Mail the Application, together with a check made payable to Artio Global Investment Funds or Artio Global Equity Fund Inc.

BY MAIL:	BY OVERNIGHT OR
Artio Global Funds	EXPRESS MAIL TO:
c/o U.S. Bancorp Fund Services, LLC	Artio Global Funds
P.O. Box 701	c/o U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53201-0701	615 East Michigan Street,
3rd Floor,
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Payment should be made in U.S. dollars with checks drawn on a U.S. bank, savings and loan, or credit union. The Funds do not accept third party checks, foreign checks, U.S. Treasury checks, credit card checks, starter checks, money orders, cashier’s checks under $10,000, or cash. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. To make a subsequent purchase by mail:

◆

Subsequent investments may be made in the same manner as an initial purchase, but you need not include an Application. When making a subsequent investment, use the return remittance portion of your most recent confirmation statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA Patriot Act of 2001, please note that the Funds’ Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Please contact the Funds’ Transfer Agent at (800) 387-6977 if you need additional assistance when completing your application.

●	Purchases by Wire

To make an initial purchase of Class A or Class I shares by wire:

◆

If you are making an initial investment in a Fund, before you wire funds, please contact the Artio Global Funds at (800) 387-6977 to make arrangements with a Service Representative to submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a Service Representative will contact you to provide an account number and wiring instructions. You may then contact your bank to initiate the wire (your bank may charge a fee). Wire funds to:

U.S. Bank, N.A.,
777 East Wisconsin Avenue,
Milwaukee, WI 53202,
ABA No. 075000022
Credit U.S. Bancorp Fund Services, LLC,
DDA No. 112-952-137
Attn.: Artio Global Funds, Fund Name
For: Account Name (Name of Investor) and Account Number.

◆	The wire must specify the Fund in which the investment is being made, account registration, and account number.

◆

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

To make a subsequent purchase by wire:

◆	Before sending your wire, please contact the Artio Global Funds at (800) 387-6977 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Automatic Investment Plan (AIP)

Once your account has been opened, you may make regular monthly or quarterly investments automatically in amounts of not less than $100 per month in Class A Shares of a Fund. You will need to complete the appropriate section of the application to do this, and your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payments, the Funds’ Transfer Agent will charge a $25 fee to your account. Any request to change or terminate your AIP should be submitted to the Transfer Agent five days prior to effective date. Call the Funds at (800) 387-6977 for further information. If you redeem shares purchased via the AIP within 15 days, the Transfer Agent may delay payment until it is assured that the purchase has cleared your account.

Processing Organizations

You may purchase shares of a Fund through a “Processing Organization” (for example, a mutual fund supermarket), which includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Funds and/or the Adviser. The Funds have authorized certain Processing Organizations to accept purchase and sale orders on their behalf. Before investing in a Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When you purchase shares in this way, the Processing Organization may:

◆	charge a fee for its services;

◆	act as the shareholder of record of the shares;

◆	set different minimum initial and additional investment requirements;

◆	impose other charges and restrictions; and

◆	designate intermediaries to accept purchase and sale orders on the Funds’ behalf.

The Funds consider a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order in accordance with the Processing Organization’s procedures. These orders will be priced based on a Fund’s NAV determined after such order is accepted. The Distributor and/or Transfer Agent, through use of selling and service agreements and other measures, will use its best efforts to ensure receipt by the processing organization prior to 4:00 p.m. (Eastern Time) and to protect the Funds from prohibited activity by brokers.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Funds. Certain Processing Organizations may receive compensation from the Funds the Adviser or their affiliates. See “Distribution and Shareholder Servicing Plans.”

Additional Information

If your purchase transaction is canceled due to nonpayment or because your wire, check or AIP does not clear, you will be responsible for any loss the Funds or their agents incur and you will be subject to a fee of $25.00. If you are an existing shareholder, shares will be redeemed from other accounts, if necessary, to reimburse the Fund and you will be liable for any losses or fees incurred by the Funds or its agents. In addition, you may be prohibited or restricted from making further purchases.

Exchanging Your Shares

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of the appropriate class of any other Fund of the Artio Global Investment Funds (with the exception of the International Equity Fund, which is limited to exchanges by existing shareholders of this fund) or the Artio Global Equity Fund Inc. on any business day. This exchange privilege may be changed or canceled by the Funds at any time upon 60 days’ notice. The minimums for purchasing apply for exchanges. Please remember that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another such that an exchange may therefore have tax consequences. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day’s closing NAVs.

To exchange Class A or Class I shares, contact the Transfer Agent directly. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. A notary public cannot guarantee signatures. You should submit your written exchange request to the Transfer Agent at the address under “Purchase by Mail.” In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

The Funds’ Purchase Blocking Policy applies to purchases via exchange. See “Purchase Blocking Policy” below.

●	Exchanges by Telephone

To exchange Class A or Class I shares by telephone:

◆	Call (800) 387-6977.

◆	Shares exchanged by telephone must adhere to the minimum investment requirements.

◆	Exchange requests received after 4:00 p.m. (Eastern Time) will be processed using the NAV determined on the next business day.

◆

During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

◆	The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on the Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Artio Global Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

●	Exchanges by Mail

To exchange Class A or Class I shares by mail:

◆	Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

◆	If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

◆	For further information, call (800) 387-6977.

Redeeming Your Shares

How to Redeem Shares

You may redeem shares of a Fund on any day the NYSE is open, through your financial intermediary. The price you receive is the NAV per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you on the next business day, but no later than seven days following redemption. However, if any portion of shares redeemed represents an investment made by check, payment of the proceeds may be delayed until the Transfer Agent is reasonably satisfied that the check has been cleared. This may take up to fifteen business days from the purchase date. Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern Time) will be processed using the NAV per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests. Your right to redeem your shares could be suspended during certain circumstances.

●	Redeeming Shares by Mail

To redeem Class A or Class I shares by mail:

Send a signed letter of instruction to: Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. The letter of instruction should include the Fund Name, Shareholder Name, Account Number, the amount or shares to be redeemed and a signature guarantee if required.

◆	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

◆

Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee may be required in additional situations as described under “Signature Guarantee Required.” A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds’ Transfer Agent.

◆	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

◆	For further information, call (800) 387-6977.

●	Redeeming Shares by Telephone

To redeem Class A or Class I shares by telephone:

◆

Call (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central Time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is typically closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

◆	Specify the amount of shares you want to redeem (minimum $500, maximum $50,000)[1].

◆	Provide the account name, as registered with the Funds, and the account number.

◆

Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration, (ii) wired to an account at a commercial bank that you have previously designated or (iii) sent via electronic funds transfer through the Automated Clearing House (ACH) network to your pre-determined bank account. A $15.00 fee is charged to send proceeds by wire. This charge is subject to change without notice. Your bank may charge a fee to receive wired funds. There is no charge to send proceeds by ACH, however, credit may not be available for two to three days.

◆

During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Artio Global Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

◆	The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

[1] Special consideration may be given to certain omnibus or retirement accounts.

To redeem Class A or Class I shares by telephone, you must indicate this on your Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Artio Global Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Signatures may need to be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds’ Transfer Agent. For specific information, call (800) 387-6977. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice. Once a telephone transaction has been placed, it cannot be canceled or modified.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

Through the Systematic Withdrawal Plan (“SWP”)

If you have an account value of $10,000 or more in Class A shares of a Fund, you may redeem Class A shares on a monthly, quarterly or annual basis. The minimum withdrawal for Class A shares is $500. You may enroll in a SWP by completing the appropriate section on the Application. You may change your payment amount or terminate your participation by contacting the Transfer Agent five days prior to effective date.

Signature Guarantee Required

For your protection, a signature guarantee is required for Class A and Class I shares in the following situations:

◆	If ownership is changed on your account

◆	When redemption proceeds are payable or sent to any person, address or bank account not on record

◆	When establishing or modifying certain services on an account

◆	If a change of address request was received by the Transfer Agent within the last 15 days

◆	Any redemption of shares with a value of more than $50,000

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Low Account Balances

The Funds may sell your Class A shares if your account balance falls below $1,000, as a result of redemptions you have made, but not as a result of a reduction in value from changes in the value of the shares. The Funds may exchange your Class I shares for Class A shares of a Fund if your account balance falls below the applicable minimum investment amount for Class I shares as a result of redemptions you have made. The Funds will let you know if your shares are about to be sold and you will have 60 days to increase your account balance to more than the minimum to avoid the sale or exchange of your Fund shares.

◆	Special consideration: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.

Receiving Sale Proceeds

Redemption payment will typically be made on the next business day, but no later than the seventh business day, after receipt by the Funds’ Transfer Agent of the redemption request and any other necessary documents.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Excessive Purchases and Redemptions or Exchanges

The Funds’ Boards have adopted and implemented policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.

Risks Associated With Excessive or Short-Term Trading

To the extent that the Funds or their agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund’s portfolio. For example, such practices may result in a Fund maintaining higher cash balances, using its line of credit to a greater extent, or engaging in more frequent or different portfolio transactions than it otherwise would. Increased portfolio transactions or greater use of the line of credit could correspondingly increase a Fund’s operating costs and decrease the Funds’ investment performance; maintenance of higher cash balances could result in lower Fund investment performance during periods of rising markets.

In addition, to the extent that a Fund significantly invests in foreign securities traded on markets which may close prior to the time the Fund determines its NAV (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the Funds’ valuation time that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Funds’ valuation time (referred to as time zone arbitrage).

High yield bonds (commonly known as junk bonds) may trade infrequently. Due to this fact, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. The Funds have procedures designed to adjust closing market prices of securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the Funds’ valuation time. To the extent that a Fund does not accurately value securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Smaller capitalization stocks generally trade less frequently. Certain investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio, particularly in comparison to funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large or frequent redemption requests.

The Funds have procedures designed to adjust (or “fair value”) the closing market prices of securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the Funds’ valuation time. To the extent that a Fund imperfectly fair values securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Policy Regarding Excessive or Short-Term Trading

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage and do not knowingly accommodate frequent purchases and redemptions of Fund shares. The Funds reserve the right to reject without prior notice any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason, including, among other things, the belief that such individual or group trading activity would be harmful or disruptive to a Fund.

The Funds have adopted a “purchase blocking policy” that prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $5,000 from making an investment in the Funds or making exchanges among Funds for 30 calendar days after such transaction. Third-party intermediaries that hold client accounts as omnibus accounts with the Funds are required to implement this purchase blocking policy or another policy that the Funds determine is reasonably designed to achieve the objective of the purchase blocking policy.

Under the purchase blocking policy, the Fund will not prevent certain purchases and will not block certain redemptions, such as: systematic transactions where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan record keeper’s system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Although the Funds are not utilizing a round-trip policy, the Funds employ procedures to monitor trading activity on a periodic basis in an effort to detect excessive short-term trading activities. The procedures currently are designed to enable the Funds to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, the Fund’s knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Other than the Excessive or Short-Term Trading Policy described above, the Funds have not adopted a specific rule-set to identify such excessive short-term trading activity. However, as a general matter, the Funds will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. If a Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder’s trading activity.

If excessive trading is detected in an omnibus account, the Funds shall request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. If the Funds determine that the financial intermediary or plan sponsor has not demonstrated adequately that it has taken appropriate action to curtail the excessive trading, the Funds may consider whether to terminate the relationship. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants may impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Funds to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the Funds. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients’ transaction and ownership positions in a manner that does not identify the particular underlying shareholder(s) to a Fund. The Funds comply fully with applicable federal rules requiring them to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of fund shares by underlying beneficial owners through intermediary accounts will be provided to the Funds upon request. However, there can be no guarantee that all excessive, short term, or other trading activity the Funds may consider inappropriate will be detected even with such agreements in place.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading cannot eliminate the possibility that such trading activity in the Funds will occur. See “Excessive Purchases and Redemptions or Exchanges” in the SAI for further information. The Funds currently do not charge a redemption fee. The Funds reserve the right, however, to impose such a fee or otherwise modify this Policy Regarding Excessive or Short-Term Trading at any time in the future.

Distribution and Shareholder Services Plans

Class A Shares

Each Fund has adopted a distribution and shareholder services plan under Rule 12b-1 of the 1940 Act for its Class A shares (the “Plans”). These Plans allow the Funds to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of Class A shares. The International Equity Fund is closed to new shareholders (at the account level). As a result, all 12b-1 payments made by the International Equity Fund are only to compensate certain financial institutions for shareholder servicing and/or asset retention.

Under the Plans, each Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Processing Organization Support Payments and Other Additional Compensation Arrangements

The financial adviser/Processing Organization through which you purchase your shares may receive all or a portion of Rule 12b-1 distribution and service fees described above. In addition, the Adviser or one or more of its affiliates (for purposes of this section only, collectively the Adviser), may make additional cash payments from their own resources, to certain Processing Organizations or other third parties as incentives to market the Fund shares or in recognition of their current or prior marketing, transaction processing and/or administrative services support. Such payments may also provide additional compensation to Processing Organizations or other third-parties that currently or in the past have sold, arranged for the sale or assisted in the sale of shares of the Funds. These payments may vary. This compensation from the Adviser is not reflected in the fees and expenses listed in the fee table section of this Prospectus.

The Adviser may make payments to key Processing Organizations that provide marketing support. In the case of any one Processing Organization, marketing support payments, with certain limited exceptions, will not exceed 0.25% of the net assets of each Fund attributable to the Processing Organization, on an annual basis. In addition, Processing Organizations may offer fund shares through specialized programs such as retirement programs, qualified tuition programs or bank trust programs. The Adviser may also make payments for administrative and marketing services provided by a Processing Organization relating to these programs. Payments for these arrangements may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser may pay or allow other promotional incentives or payments to Processing Organizations.

Further details about the payments made by the Adviser and the services provided by your Processing Organization are set forth in the SAI. Your Processing Organization may charge you additional fees or commissions other than those disclosed in this Prospectus. You can ask your Processing Organization for information about any payments it receives from the Adviser and any services it provides, as well as about fees and/or commissions it charges.

Distributions and Taxes

Distributions

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when income dividends are declared and paid for each Fund.

Fund	Dividends Declared and Paid

International Equity Fund	Annually
International Equity Fund II	Annually
Total Return Bond Fund	Monthly
Global High Income Fund	Monthly
U.S. Microcap Fund	Annually
U.S. Smallcap Fund	Annually
U.S. Midcap Fund	Annually
U.S. Multicap Fund	Annually
Global Equity Fund	Annually

Distributions of any capital gains earned by a Fund will be made at least annually.

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request to or call U.S. Bancorp at the address or telephone number shown on the back cover of this Prospectus.

Each Fund offers four distribution options:

◆

Reinvest dividends and capital gain distributions in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your dividends and distributions.

◆	Pay dividends in cash, reinvest capital gain distributions in additional shares of the Fund.

◆	Pay capital gain distributions in cash, reinvest dividends in additional shares of the Fund.

◆	Pay dividends and capital gain distributions in cash. The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds.

Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV. All future distributions will be automatically reinvested in the shares of the Funds. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Information

Distributions: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund’s distributions may be subject to federal income tax whether you choose to reinvest such dividends in additional shares of a Fund or to receive cash. Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

Any dividend or distribution received by a shareholder on shares of a Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

Ordinary Income: Income and short-term capital gains distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Long-Term Capital Gains: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

➢	Tax on Sale of Shares: Selling your shares may cause you to incur a taxable gain or loss.

Statements and Notices: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior tax year.

➢	Special tax consideration: You should consult with your tax adviser to address your own tax situation.

Financial Highlights

The Financial Highlights Tables are intended to help you understand a Fund’s financial performance for the past five years or since inception, if shorter. Certain information reflects financial results for a single Fund share. The “Total Return” indicates how much an investment in each respective Fund would have earned or lost, assuming all dividends and distributions had been reinvested.

This information for the year ended October 31, 2009 has been derived from each Fund’s Financial Statements that were audited by [____], the Funds’ independent registered public accounting firm. You will find [__]’s report and the Funds’ financial statements as of October 31, 2009 and for the periods then ended in the Funds’ annual report, which are available upon request.

Artio International Equity Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio International Equity Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio International Equity Fund II
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio International Equity Fund II
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio Total Return Bond Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio Total Return Bond Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio Global High Income Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio Global High Income Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio U.S. Microcap Fund
FINANCIAL HIGHLIGHTS
Fund For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio U.S. Microcap Fund
FINANCIAL HIGHLIGHTS
Fund For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio U.S. Smallcap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio U.S. Smallcap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio U.S. Midcap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio U.S. Midcap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio U.S. Multicap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio U.S. Multicap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Artio Global Equity Fund Inc.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class A]

Artio Global Equity Fund Inc.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

[insert updated financial highlights for Class I]

Notice of Privacy Policy and Practices

Artio Global Funds (the “Funds”) recognizes and respects your right to privacy.2 We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, and correspondence (written, telephonic or electronic) with the Funds or service providers to the Funds. Information gathered from these sources may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts.

Disclosure of Customer Information We may disclose all of the information described above to certain third parties who are not affiliated with the Funds under one or more of these circumstances:

•	As Authorized - if you request or authorize the disclosure of the information.

•

As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

•

Under Joint Agreements - we may also share the information described above with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security of Customer Information We require service providers to the Funds:

•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and

•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the Funds.

When information about the Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

[2] For purposes of this notice, the terms “customer” or “customers” include shareholders of the Funds and individuals who provide nonpublic personal information to the Funds, but do not invest in the Funds’ shares.

NOT PART OF THE PROSPECTUS

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

Annual/Semi-Annual Reports: The Funds’ Annual and Semi-Annual Reports to shareholders provide additional information about the Funds’ investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

The Funds’ Annual Report and the independent registered public accountant’s report are incorporated by reference in this Prospectus.

You can get free copies of the SAI, the Annual and Semi-Annual Reports, request other information about the Funds, and receive answers to your questions about the Funds by contacting the Transfer Agent at:

US Bancorp Fund Services, LLC
615 E. Michigan Street LC-3
Milwaukee, WI 53202
(800) 387-6977

You may also obtain copies of the Prospectus, SAI and Annual and Semi-Annual Reports of the Funds, and find more information about the Funds on the Internet at: www.artiofunds.com.

The SEC maintains an Internet website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information about the Funds. You can also copy and review this information at the SEC’s Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-1520 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.

Investment Company Act File no. 811-6652
Investment Company Act File no. 811-6017

[AGF PROSP 03/10]

ARTIO GLOBAL FUNDS

ARTIO GLOBAL INVESTMENT FUNDS (the “Trust”)	CLASS A	CLASS I
Artio International Equity Fund (“International Equity Fund”)	BJBIX	JIEIX
Artio International Equity Fund II (“International Equity Fund II”)	JETAX	JETIX
Artio Total Return Bond Fund (“Total Return Bond Fund”)	BJBGX	JBGIX
Artio Global High Income Fund (“Global High Income Fund”)	BJBHX	JHYIX
Artio U.S. Microcap Fund (“U.S. Microcap Fund”)	JMCAX	JMCIX
Artio U.S. Smallcap Fund (“U.S. Smallcap Fund”)	JSCAX	JSCIX
Artio U.S. Midcap Fund (“U.S. Midcap Fund”)	JMDAX	JMDIX
Artio U.S. Multicap Fund (“U.S. Multicap Fund”)	JMLAX	JMLIX
ARTIO GLOBAL EQUITY FUND INC. (the “Global Equity Fund”)	BJGQX	JGEIX

(collectively, the “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

This Statement of Additional Information (“SAI”) is not a Prospectus, but it relates to the prospectus of the Artio Global Funds (the “Funds”) dated March 1, 2010, as amended and supplemented from time to time (the “Prospectus”).

Financial Statements are incorporated by reference into this SAI from the Funds’ most recent Annual Report.

You can get a free copy of the Funds’ Prospectus or most recent annual and semi-annual reports to shareholders, request other information and discuss your questions about the Funds by contacting the Transfer Agent at:

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(800) 387-6977

You can also obtain copies of the Prospectus, SAI and annual reports to shareholders from the Funds’ website at www.artiofunds.com.

You can view the Funds’ Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission (“SEC”).

You can get text-only copies:

For a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-0102. Telephone: 1-202-942-8090
E-mail address: publicinfo@sec.gov
Free from the SEC’s Internet website at www.sec.gov.

FUNDS’ HISTORY

Artio Global Investment Funds (formerly, Julius Baer Investment Funds) (the “Trust”) was formed as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 30, 1992, as amended and restated on April 2, 2008 (the “Trust Agreement”). The Trust has eight separate portfolios, all of which were renamed on October 13, 2008. They are

New Name	Former Name

Artio International Equity Fund	Julius Baer International Equity Fund
Artio International Equity Fund II	Julius Baer International Equity Fund II
Artio Total Return Bond Fund	Julius Baer Total Return Bond Fund
Artio Global High Income Fund	Julius Baer Global High Income Fund
Artio U.S. Microcap Fund	Julius Baer U.S. Microcap Fund
Artio U.S. Smallcap Fund	Julius Baer U.S. Smallcap Fund
Artio U.S. Midcap Fund	Julius Baer U.S. Midcap Fund
Artio U.S. Multicap Fund	Julius Baer U.S. Multicap Fund

The Artio Global Equity Fund Inc. (formerly Julius Baer Global Equity Fund Inc.) was incorporated in Maryland pursuant to Articles of Incorporation dated May 23, 1990, as amended in subsequent filings. From July 17, 1990 to June 30, 2004, the Fund operated as a closed-end investment company under the name The European Warrant Fund, Inc. After converting from a closed-end to an open-end investment company, the Fund changed its fiscal year end from March 31 to October 31. Prior to October 13, 2008, the Artio Global Equity Fund Inc. was named “Julius Baer Global Equity Fund Inc.”

Artio Global Management LLC (“Artio Global” or the “Adviser”), an indirect subsidiary of Artio Global Holdings LLC, serves as the investment adviser to the Funds. Quasar Distributors, LLC serves as the Funds’ principal distributor while U.S. Bancorp Fund Services, LLC serves as the Funds’ transfer agent. In addition, State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and fund accounting agent to the Funds.

The Prospectus, dated March 1, 2010, provides the basic information investors should know before investing, and may be obtained without charge by calling U.S. Bancorp Fund Services, LLC, at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION

Each Fund, other than the Total Return Bond Fund, is a diversified open-end management investment company. The Total Return Bond Fund is a non-diversified, open-end management investment company.

PORTFOLIO INVESTMENTS

International Equity Fund

The International Equity Fund may invest in a wide variety of international equity securities issued anywhere in the world, normally excluding the United States. The Fund generally follows a multi-capitalization approach focusing on mid- to large-capitalization companies, but the Fund may also invest in smaller capitalization companies. Ordinarily, the Fund invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in international equity securities. To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. Although the Fund will not normally invest in the securities of U.S. issuers, it may make such investments. The Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries, including emerging market countries. In order to seek to protect against a decline in value of the Fund’s assets due to fluctuating currency rates, the Fund may engage in certain hedging strategies, as described under “Common

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Investment Strategies” below.

The Fund may invest up to 35% of its net assets in emerging market securities. (See “Emerging Markets” under “Common Investment Strategies” of this SAI for a detailed discussion on investing in emerging markets). The Fund’s exposure to emerging market securities, as of October 31, 2009, was [__]% of its net assets. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging markets.

The Fund also may invest up to 10% of its net assets in equity warrants and interest rate warrants of international issuers which are traded over an exchange or over-the-counter (“OTC”). Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settled in cash. The Fund may invest in securities issued in multi-national currency units, such as the Euro. The Fund may also invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) or European Depository Receipts (“EDRs”) (collectively, “Depository Receipts”).

The Fund will invest in equity securities when Artio Global Management LLC (the “Adviser” or “Artio Global”) believes that the issuers of those securities are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser’s analysis and selection process focuses on growth potential; investment income is not a primary consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Fund intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities by the Fund will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. The Fund generally follows a multi-capitalization approach focusing on mid- to large-capitalization companies. However, the Fund may also invest in smaller, emerging growth companies when the Adviser believes that such investments represent a beneficial investment opportunity for the Fund.

Although the Fund normally invests primarily in international equity securities, it may increase its cash or non-equity positions when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The Fund may invest in preferred stocks (that are not convertible into common stock), government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash. The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). When the Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund. In these circumstances, the Fund would not expect to participate in equity market advances or declines to the extent that it would had if it remained fully invested in equity securities. The Fund also may use structured notes and equity baskets that provide exposure to international equity markets or indices.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward foreign exchange contracts (“forward contracts”), non-deliverable forwards, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A forward contract is an obligation to purchase or sell a specific currency at a future

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date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility). An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

The Fund may also invest in Exchange Traded Funds (ETFs).

The Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

International Equity Fund II

The International Equity Fund II may invest in a wide variety of international equity securities issued anywhere in the world, normally excluding the United States. The Fund primarily will invest in issuers with mid- and large-market capitalization, which the Adviser currently views to be companies that have a market capitalization greater than $2.5 billion as determined at the time of purchase but the Fund may also invest in smaller capitalization issuers. Ordinarily, the Fund invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in international equity securities. To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. Although the Fund will not normally invest in the securities of U.S. issuers, it may make such investments. The Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries, including emerging market countries. In order to seek to protect against a decline in value of the Fund’s assets due to fluctuating currency rates, the Fund may engage in certain hedging strategies, as described under “Common Investment Strategies” below.

The Fund may invest up to 35% of its net assets in emerging market securities. (See “Emerging Markets” under “Common Investment Strategies” of this SAI for a detailed discussion on investing in emerging markets). The Fund’s exposure to emerging market securities, as of October 31, 2009, was [__]% of its net assets. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging markets.

The Fund also may invest up to 10% of its net assets in equity warrants and interest rate warrants of international issuers which are traded over an exchange or OTC. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settled in cash. The Fund may invest in securities issued in multi-national currency units, such as the Euro. The Fund may also invest in Depository Receipts.

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The Fund will invest substantially all of its assets in securities when the Adviser believes that the issuers of those securities are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser’s analysis and selection process focuses on growth potential; investment income is not a primary consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Fund intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities by the Fund will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. The Fund generally follows a multi-capitalization approach focusing on mid- to large-capitalization companies, when the Adviser believes that such investments represent a beneficial investment opportunity for the Fund.

Although the Fund normally invests primarily in international equity securities, it may increase its cash or non-equity positions when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The Fund may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash. The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). When the Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund. In these circumstances, the Fund would not expect to participate in equity market advances or declines to the extent that it would had if it remained fully invested in equity securities. The Fund also may use structured notes and equity baskets that provide exposure to equity markets or indices.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility). An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

The Fund may also invest in Exchange Traded Funds (ETFs).

The Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures (collectively “precious metal-

6

related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

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Total Return Bond Fund

The Total Return Bond Fund may invest in a wide variety of fixed-income securities issued anywhere in the world, including the United States. Ordinarily, the Fund invests at least 80% of its net assets (including futures, options, swaps, other fixed income related instruments, accrued interest and borrowings for investment purposes) in investment grade fixed income investments consisting of bonds, debentures, notes and asset and mortgage-backed securities, and less than 5% of its net assets in below investment grade fixed income securities. The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank) and structured products such as mortgage backed securities and asset backed securities. The Fund also may use debt-like instruments such as structured notes. The Fund also may purchase debt obligations of U.S. or foreign corporations that are issued in a currency other than U.S. dollars. The Fund currently contemplates that it will invest in obligations denominated in the currencies of a variety of countries, including emerging market countries. In order to seek to protect against a decline in value of the Fund’s assets due to fluctuating currency rates, the Fund may engage in certain hedging strategies, as described under “Common Investment Strategies” below.

The Fund may invest in mortgage-backed and other asset-backed securities. As of October 31, 2009, the Total Return Bond Fund had [__]% of its net assets invested in government sponsored mortgage-backed securities. The Fund also invests in TBA instruments in which there is a delayed cash settlement. To maximize potential returns, the Fund may reinvest cash in short-term securities some of which may be classified as asset-backed securities. As of October 31, 2009, the Fund had an additional [__]% in other asset-backed securities.

In selecting particular investments for the Fund, the Adviser will seek to mitigate investment risk by limiting purchases to investment grade fixed income securities. Ordinarily, the Fund will invest in fixed income securities rated at the time of purchase “Baa3” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” or better by Standard & Poor’s Rating Service (“S&P”) or a comparable investment grade rating by a nationally recognized statistical rating organization. However, the Fund may continue to hold a security that has been downgraded to below investment grade provided that all below investment grade securities are less than 5% of its net assets. In the event the percentage limit on below investment grade securities is exceeded, the Adviser will sell a sufficient amount of below investment grade securities in order to maintain compliance with the Fund’s percentage limit. The Fund may invest in non-rated issues that are determined by the Adviser to have financial characteristics that are comparable and that are otherwise similar in quality to the rated issues it purchases. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. For a description of the rating systems of Moody’s and S&P, see the Appendix to this SAI.

The Adviser will allocate investments among securities of particular issuers on the basis of its views as to the yield, duration, maturity, issue classification and quality characteristics of the securities, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed-income securities among various countries.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, interest rate warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A forward

8

contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility). An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index at a certain level over a fixed time period that can typically be exercised in the underlying instrument or settled in cash. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

The Fund may also invest in Exchange Traded Funds (ETFs).

Global High Income Fund

Under normal circumstances, the Global High Income Fund will invest at least 80% of its net assets (including futures, options, swaps, other high income related instruments, accrued interest and borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries.

The Fund invests in high income producing instruments, such as high yield, high risk bonds rated at the time of purchase below BBB- by S&P or below Baa3 by Moody’s or below a comparable rating by another nationally recognized statistical rating organization.

The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund may invest in bank loans, which include floating and fixed-rate debt securities generally acquired as a participation interest in, or assignment of, a loan originated by a lender or financial institution. Additionally, the Fund may invest in equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers that trade on an exchange or OTC. The Fund may purchase debt obligations denominated in U.S. dollars or foreign currencies. The Fund contemplates that it will invest in obligations denominated in the currencies of a variety of countries, including emerging market countries. In order to seek to protect against a decline in value of the Fund’s assets due to fluctuating currency rates, the Fund may engage in certain hedging strategies, as described under “Common Investment Strategies” below.

Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. The Fund may invest in securities with ratings from a recognized rating agency other than S&P or Moody’s if those securities have a rating that is at least equivalent to a rating that would be acceptable for the Fund to purchase if given by S&P or Moody’s. If a security is not rated, the Fund may invest in the security if the Adviser determines that the security is comparable in quality to rated securities that the Fund may purchase. The Fund may invest in securities in the lowest rating category and securities in default or whose issuers have entered into bankruptcy proceedings. Normally, the Fund will invest at least 60% of its net assets in securities of U.S. dollar-denominated securities. In addition, the Fund may invest 20% of its net assets in global equity securities.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency

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risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility). An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives payoff protection if an underlying financial instrument defaults. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

The Fund may also invest in Exchange Traded Funds (ETFs).

U.S. Microcap Fund

The U.S. Microcap Fund may invest in a diversified portfolio of equity securities of very small U.S. companies. Under normal circumstances, this Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. micro-capitalization or “microcap” companies, as determined at the time of purchase. The micro capitalization equity universe is broadly defined as the lowest capitalized companies in the U.S. equity securities universe. Generally, the Adviser will choose securities of companies within a market capitalization (share price times the number of shares outstanding) range of companies within the Russell 2000 and/or Russell Microcap Indices. This Fund may also invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on U.S. exchanges and larger capitalization U.S. stocks. The Fund may also invest in Real Estate Investment Trusts (“REITs”), American Depository Receipts (“ADRs”), Exchange Traded Funds (“ETFs”) and Rule 144A securities. The Fund may invest in ADRs issued by sponsored or unsponsored facilities.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

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U.S. Smallcap Fund

The U.S. Smallcap Fund may invest in diversified portfolio of equity securities of U.S. small-capitalization companies. Under normal circumstances, this Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. small-capitalization companies as determined at the time of purchase. Generally, the Adviser will choose securities of companies within the market capitalization (share price times the number of shares outstanding) range of companies within the Russell 2000 Index or below the three year average maximum market capitalization of companies in the Russell 2000 Index as of December 31 of the three preceding years, at the time of purchase. This Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on U.S. exchanges and larger capitalization U.S. stocks. This Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities. The Fund may invest in ADRs issued by sponsored or unsponsored facilities.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

U.S. Midcap Fund

The U.S. Midcap Fund may invest in a diversified portfolio of equity securities of U.S. mid-capitalization companies. Under normal circumstances, this Fund invests at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. mid-capitalization companies as determined at the time of purchase. Generally, the Adviser will choose securities of companies within the market capitalization (share price times the number of shares outstanding) range of companies within the Russell Midcap Index or below the three year average maximum market capitalization of companies in the Russell Midcap Index as of December 31 of the three preceding years, at the time of purchase. This Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on U.S. exchanges and larger capitalization U.S. stocks. This Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities. The Fund may invest in ADRs issued by sponsored or unsponsored facilities.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of

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one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

U.S. Multicap Fund

The U.S. Multicap Fund may invest in a diversified portfolio of equity securities irrespective of a company’s market capitalization. Under normal circumstances, this Fund will invest at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in U.S. equity securities and other securities with equity characteristics. This Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on U.S. exchanges. This Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities. The Fund may invest in ADRs issued by sponsored or unsponsored facilities.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

Global Equity Fund

The Global Equity Fund may invest in a wide variety of equity securities issued anywhere in the world, including the United States. The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (including futures, options, swaps, other equity related instruments, accrued interest and borrowings for investment purposes) in a diversified portfolio of equity securities of issuers located throughout the world. To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. The Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in emerging market countries. In order to seek to protect against a decline in value of the Fund’s assets due to fluctuating currency rates, the Fund may engage in certain hedging strategies, as described under “Common Investment Strategies” below.

The Fund may invest up to 35% of its net assets in the securities of issuers located in emerging markets. (See “Emerging Markets” under “Common Investment Strategies” of this SAI for a detailed discussion on investing in emerging markets). The Fund’s exposure to emerging market securities, as of October 31, 2009, was [__]% of its net assets. Please go to www.artiofunds.com for a more current percentage of the Fund invested in emerging markets.

The Fund also may invest up to 10% of its net assets in equity warrants and interest rate warrants of international issuers which are traded over an exchange or over-the-counter (“OTC”). Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index at a certain level over a fixed time period. Interest rate warrants can typically be exercised in

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the underlying instrument or settled in cash. The Fund may invest in securities issued in multi-national currency units, such as the Euro. The Fund may also invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) or European Depository Receipts (“EDRs”) (collectively, “Depository Receipts”).

The Fund will invest substantially all of its assets in securities when the Adviser believes that the issuers of those securities are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser’s analysis and selection process focuses on growth potential; investment income is not a primary consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Fund intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities by the Fund will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. The Fund generally follows a multi-capitalization approach focusing on mid- to large-capitalization companies, when the Adviser believes that such investments represent a beneficial investment opportunity for the Fund.

Although the Fund normally invests primarily in global equity securities, it may increase its cash or non-equity positions when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The Fund may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on idle cash. The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). When the Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund. In these circumstances, the Fund would not expect to participate in equity market advances or declines to the extent that it would had if it remained fully invested in equity securities. The Fund also may use structured notes and equity baskets that provide exposure to equity markets or indices.

The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. Such derivatives may include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, swaps, warrants and structured investments. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A non-deliverable forward is an outright forward or futures contract in which counterparties settle the difference between the contracted non-deliverable forward price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities and are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility). An option is the right to buy or sell a financial instrument at a specific price before a specific date. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Warrants give the holder the right to purchase securities from an issuer at a fixed price within a certain time frame. Structured investments are securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more factors such as currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).

The Fund may also invest in Exchange Traded Funds (ETFs).

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The Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as ETFs and (iii) precious metal futures (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

COMMON INVESTMENT STRATEGIES

In attempting to achieve their investment objectives, each Fund may engage in some or all of the following investment strategies.

Asset-Backed Securities

The Total Return Bond Fund and Global High Income Fund may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are pass-through securities meaning that principal and interest payments, net of expenses, made by the borrower on the underlying asset (such as credit card or automobile loan receivables) are passed to a Fund.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default refers to attempts to secure payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Total Return Bond Fund and Global High Income Fund generally will not pay any separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Losses in excess of anticipated levels or the failure of credit support, could adversely affect the return on an investment in such a security.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments, which shorten the securities’ weighted average life and may lower their return.

Bank Loans

The Global High Income Fund may invest in Bank Loans. Bank Loans include floating and fixed-rate debt obligations. Floating rate loans are debt obligations issued by companies or other entities with floating interest rates that reset periodically. Floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion o the floating rate loan.

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The Fund generally invests in floating rate loans directly through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate loans adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (‘‘LIBOR’’). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. The lending rate could also be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in the Fund’s net asset value as a result of changes in interest rates.

When the Fund purchases an assignment, it generally assumes all the rights and obligations under the loan agreement and will generally become a ‘‘lender’’ for purposes of the particular loan agreement. The rights and obligations acquired by a Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, the Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated.

If the Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. The Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. The Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by the Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund’s NAV.

In the cases of the Fund’s investments in floating rate loans through participation interests, it may be more susceptible to the risks of the financial services industries. The Fund may also be subject to greater risks and delays than if the Fund could assert its rights directly against the borrower. In the event of the insolvency of an intermediate participant who sells a participation interest to the Fund, it may be subject to loss of income and/or principal. Additionally, a Fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through which the Fund may have to enforce its rights may not have the same interests as the Fund.

The borrower of a loan in which the Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income producing securities. Therefore, the Fund may have difficulty trading assignments and participations to third parties. There is also a potential that there is no active market to trade floating rate loans. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

Notwithstanding its intention generally not to receive material, nonpublic information with respect to its management in bank loans, the Adviser may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund’s holdings. Possession of such information may in some instances occur despite the Adviser’s efforts to avoid such possession, but in other instances the Adviser may

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choose to receive such information (for example, in connection with participation in a creditor’s committee with respect to a financially distressed issuer). As, and to the extent, required by law, the Adviser’s ability to trade in these loans for the account of a Fund could potentially be limited by it’s possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Bank Obligations

Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive governmental regulations which may limit both the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

Brady Bonds

The Total Return Fund and Global High Income Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments, this type of Brady Bond is generally not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of these holdings.

Convertible Securities and Bonds with Warrants Attached

The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may invest in fixed-income obligations convertible into equity securities, and bonds issued as a unit with warrants. These Funds may invest in convertible securities which are comprised of both convertible debt and convertible preferred stock and may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities tend to provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock.

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The Total Return Bond Fund will typically dispose of the common stock received upon conversion of a convertible security or exercise of a warrant as promptly as it can and in a manner that it believes will reduce the risk to the Fund of a loss in connection with the sale. The Total Return Bond Fund does not intend to retain in its portfolio any warrant acquired as a unit with bonds if the warrant begins to trade separately from the related bond.

Depository Receipts

The International Equity Fund, International Equity Fund II, Global High Income Fund and the Global Equity Fund may invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) or European Depository Receipts (“EDRs”) (collectively, “Depository Receipts”). The U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, and the U.S. Multicap Fund (collectively, the “U.S. Equity Funds”) may invest in ADRs. ADRs are receipts, typically issued by an U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe, which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The International Equity Fund, International Equity Fund II, Global High Income Fund and the Global Equity Fund may invest in Depository Receipts through “sponsored” or “unsponsored” facilities if issues of such Depository Receipts are available and are consistent with the Fund’s investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Derivatives

The Funds may invest in various types of derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Funds may invest in derivative instruments including but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. A Fund may use derivative instruments for hedging (offset risks associated with an investment) or for non-hedging (seek to enhance returns) purposes. When a Fund invests in a derivative for non-hedging purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. A Fund may substantially increase its use of derivatives in response to unusual market conditions.

Derivatives can be volatile and may involve significant risks, including:

Accounting risk – the accounting treatment of derivative instruments, including their initial recording, income recognition, and valuation, may require detailed analysis of relevant accounting guidance as it applies to the specific instrument structure.

Correlation risk –if the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

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Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Operational risk – derivatives may require customized, manual processing and documentation of transactions and may not fit within existing automated systems for confirmations, reconciliations and other operational processes used for (traditional) securities.

Tax risk – derivatives raise issues under Subchapter M of the Internal Revenue Code requirements for qualifications as a regulated investment company.

Valuation risk – depending on their structure, some categories of derivatives may present special valuation challenges.

Derivatives may generally be traded over-the-counter (‘‘OTC’’) or on an exchange. OTC derivatives, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Emerging Markets

The International Equity Fund, International Equity Fund II and Global Equity Fund may each invest up to 35% of net assets in emerging market securities. Each Fund’s respective investment in emerging market securities will remain consistent with its status as a diversified international equity fund in the case of the International Equity Fund and the International Equity Fund II and a diversified global equity fund in the case of the Global Equity Fund. The Total Return Bond Fund and the Global High Income Fund may also invest in securities of issuers located in emerging market countries. For the International Equity Fund, International Equity Fund II, and Global Equity Fund, please go to www.artiofunds.com for a more current percentage of the Funds’ investments in emerging markets.

Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater political and economic uncertainties than in developed markets, the risk of the imposition of economic sanctions against a country, the risk of nationalization of industries and expropriation of assets, social instability and war, currency transfer restrictions, risks that governments may substantially restrict foreign investing in their capital markets or in certain industries, impose punitive taxes, trade barriers and other protectionist or retaliatory measures. Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have a more limited number of potential buyers for investments. A market swing in one or more countries or regions where a Fund has invested a significant amount of its assets, such as Central and Eastern

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Europe and Russia, may have a greater effect on a Fund’s performance than it would in a more geographically diversified portfolio.

The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S. There could be difficulties in enforcing favorable legal judgments in foreign courts. Foreign markets may have different securities clearance and settlement procedures. In certain securities markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Funds’ assets may be uninvested and may not be earning returns. A Fund also may miss investment opportunities or not be able to sell an investment because of these delays. Some investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets.

Exchange Traded Funds (“ETFs”)

The International Equity Fund, International Equity Fund II, Global High Income Fund, Global Equity Fund and the U.S. Equity Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. An ETF represents a relatively fixed portfolio of financial instruments designed to track a particular market index and are a type of investment company where shares are bought and sold on a financial exchange. The risks of owning shares of an ETF generally reflect the risks of owning the underlying financial instruments they are designed to track. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio financial instruments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component financial instruments of the index. In addition, a lack of liquidity in the trading of an ETF could result in that security being more volatile.

Fixed-Income Investments

The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may invest in fixed-income securities. The performance of the debt component of a Fund’s portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund’s portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter-term securities are less sensitive to interest rate changes, but longer-term securities offer higher yields. A Fund’s share price and yield will also depend, in part, on the quality of its investments. While U.S. government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. Such changes are reflected in a Fund’s share price to the extent of the Fund’s investment in such securities.

Foreign Currency Transactions

Funds permitted to invest in foreign securities may engage in spot and forward foreign exchange contracts and also may purchase and sell options on currencies and purchase and sell currency futures and related options. The Funds may enter into forward foreign exchange contracts in order to lock in an exchange rate in connection with securities denominated in foreign currencies it has agreed to buy or sell (“transaction hedge”), or where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investment (‘‘anticipatory hedge’’). The Funds may also enter into forward foreign currency exchange contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark (“benchmark hedge”) rather than purchasing the underlying securities denominated in that currency, when deemed appropriate by the Adviser. See “Foreign Currency Exchange Contracts” below for additional information.

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Spot FX Trading: Funds may engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market at the time. The Funds typically engage in this activity to settle a securities trade or to enhance total return.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold as a hedge to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency in order to enhance return.

In general, the Funds cover outstanding forward foreign currency contracts by earmarking or segregating liquid portfolio securities denominated in, or whose value is tied to the currency underlying the contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund’s commitments under forward contracts entered into with respect to position hedges, proxy hedges, cross hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the ear-marked or segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts. Whenever possible, a Fund will not earmark or segregate 144A securities.

Position Hedge: A Fund may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward foreign currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in or exposed to that currency and buying U.S. dollars or by participating in options or future contracts with respect to the currency. Such transactions do not eliminate fluctuations caused by changes in the local currency prices of security investments, but rather, establish an exchange rate at a future date. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. The Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar.

Proxy-Hedge: A Fund may also enter into a position hedge transaction in a currency other than the currency being hedged (a “proxy hedge”). A Fund will only enter into a proxy hedge if the Adviser believes there is a correlation between the currency being hedged and the currency in which the proxy hedge is denominated. Typically, such transactions will be entered when executing a proxy hedge will be more cost effective or provide greater liquidity than executing a similar hedging transaction by means of the currency being hedged. This type of hedging entails an additional risk beyond a direct position hedge because it is dependent on a stable relationship between the two currencies paired as proxies. Overall risk may increase or decrease.

Cross Hedge: If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to the lesser of some or all of the Fund’s portfolio holdings denominated in or exposed to the currency sold.

Currency Futures: A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve currency risk equivalent to currency forwards.

Currency Options: A Fund that invests in foreign currency-denominated securities may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund may also write covered options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due

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to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Risk Factors in Hedging Foreign Currency Risks: Hedging transactions involving currency instruments involve substantial risks, including correlation risk. While an objective of a Fund’s use of currency instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although currency instruments will be used with the intention of hedging against adverse currency movements, transactions in currency instruments involve the risk that such currency movements may not occur and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which currency instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Since transactions in foreign currency exchanges usually are conducted on a principal basis, no fees or commissions are involved.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds’ ability to utilize forward contracts may be restricted.

Foreign Investments

All Funds may invest in foreign securities. On occasion, the U.S. Equity Funds may purchase securities that trade on a U.S. exchange that are domiciled or incorporated in foreign countries. Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Funds will be investing substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the U.S. dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many

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factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country or region, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country or region, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Some of the foreign securities held by the Funds will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or domestic developments, which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. In certain foreign countries there can be long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Funds of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Funds may be exposed to a significant amount of settlement risk.

The interest and dividends payable on the Funds’ foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Funds’ income. Additionally, the operating expenses of the Funds, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, are higher than those costs incurred by investment companies investing exclusively in U.S. securities, but are not higher than those paid by many other international or global funds.

With the exception of the Total Return Bond Fund, no Fund will invest more than 25% of its total assets in the securities of supranational entities.

Futures and Options

Futures Activities. The International Equity Fund, International Equity Fund II, Global High Income Fund, U.S. Equity Funds and Global Equity Fund may enter into stock-index futures contracts. The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may enter into interest rate futures contracts and foreign currency futures contracts. The International Equity Fund, International Equity Fund II and Global Equity Fund may enter into precious metal-related futures contracts. Each Fund may also purchase or write related options that are traded on foreign as well as U.S. exchanges and OTC markets.

A Fund may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. Funds can also enter into futures contracts to protect themselves from fluctuations in the value of individual securities or the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Interest rate and stock-index futures contracts are standardized contracts traded on commodity exchanges involving an

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obligation to purchase or sell a predetermined amount of a debt or equity security at a fixed date and price. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place. Foreign currency futures are similar to forward currency contracts, except that they are traded on commodities exchanges and are standardized as to contract size and delivery date. Certain currencies or markets may require futures contracts to be traded over-the-counter through the use of swaps or structured investments. In investing in such transactions, a Fund would incur brokerage costs and would be required to make and maintain certain “margin” deposits. A Fund also would be required to earmark or segregate assets or otherwise cover the futures contracts requiring the purchase of foreign currencies. Most currency futures call for payment or delivery in U.S. dollars. Whenever possible, a Fund will not be earmark or segregate 144A securities.

Currency futures are subject to the risks of other types of futures activities. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect a Fund against price declines if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund’s investments denominated in that currency over time.

The value of portfolio securities will exceed the value of the futures contracts sold by a Fund. Therefore, an increase in the value of the futures contracts could only mitigate but not completely offset the decline in the value of such Fund’s assets. No consideration is paid or received by a Fund upon entering into a futures contract. Upon entering into a futures contract, a Fund will be required to deposit in a segregated account with its custodian or approved Futures Commission Merchant (“FCM”) an amount of cash or other liquid assets equal to a portion of the contract amount. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable (a process known as “marking-to-market”). At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate such Fund’s existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities or currencies and movements in the price of the securities that are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, any increase in the value of the portion of such Fund’s securities being hedged may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

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If a Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance. In addition, in such situations, if a Fund has insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

Pursuant to claims for exemption filed with the National Futures Association on behalf of the Trust and the Global Equity Fund, the Funds are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”) and are not subject to registration or regulation as such under the CEA.

Options on Securities. A Fund may utilize up to 5% of its total assets to purchase put options on securities and instruments in which it may invest and an additional 5% of its total assets to purchase call options on securities and instruments in which it may invest. Such options are traded on foreign or U.S. exchanges or in the OTC market. Each Fund may write (sell) options to generate current income or as a hedge to reduce investment risk. A Fund will not write any call option or put option unless the option is covered and immediately thereafter the aggregate market value of all portfolio securities or currencies required to cover such options written by a Fund would not exceed 25% of its net assets. A Fund realizes fees (referred to as premiums”) for granting the rights evidenced by the call options it has written. A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and unwind than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

The purchaser of a put option may compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, the purchaser of a call option may compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by a Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether such Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although a Fund will generally purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market for an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered Options Clearing Corporation (“Clearing Corporation”) and securities exchanges facilities inadequate. These inadequacies led to the implementation of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or other events that may interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund’s ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to a Fund. A Fund, however, intends to purchase OTC options only from dealers whose debt securities, as determined by its Adviser, are considered to be investment grade. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In

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either case, a Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

Securities exchanges generally have established limitations governing the maximum number of calls and puts that each class of share may hold, write or exercise within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Adviser and affiliates of the Adviser may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. government securities. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

In the case of options written by a Fund that are deemed covered by virtue of such Fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. In doing so, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but a Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, a Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

In addition to writing covered options for other purposes, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. A Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by its Adviser. Successful use by a Fund of options will be subject to its Adviser’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Covered Option Writing. The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction is effected). Nevertheless, a Fund as the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

The Funds will write only covered options. Accordingly, whenever a Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Fund will either (1) earmark or segregate cash or liquid securities having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts of the same “series” (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Whenever possible, a Fund will not earmark or segregate 144A securities.

Upon the exercise of a put option written by a Fund, such Fund may suffer an economic loss equal to the difference

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between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, such Fund may suffer an economic loss equal to the excess of the security’s market value at the time of the option’s exercise over the greater of (i) the Fund’s acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

Each Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To affect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that a Fund has written, an option of the same series as that on which such Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that a Fund will be able to effect closing purchase transactions at a time when it wishes to do so. As discussed above under “Options on Securities,” to facilitate closing purchase transactions, the Fund will write options only if a secondary market for the option exists on a recognized securities exchange or in the OTC market. Option writing for the Funds may be limited by position and exercise limits established by securities exchanges and the Financial Industry Regulatory Authority (“FINRA”). Furthermore, a Fund may, at times, have to limit its option writing in order to qualify as a regulated investment company under the Code.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively. A Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of a Fund as the writer of an option continues, such Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Clearing Corporation and of the securities exchange on which the option is written.

Each Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. Each Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by a Fund of options will depend on the Adviser’s ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Purchasing Put and Call Options on Securities. Each Fund may purchase put options on portfolio securities and instruments in which it may invest. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.

Each Fund may purchase call options on instruments in which it may invest in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. Each Fund also may purchase call options to increase its return to investors at a time

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when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by a Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless and a Fund will lose the premium paid for the option.

Options on Stock Indices. The International Equity Fund, International Equity Fund II, Global High Income Fund, U.S. Equity Funds and Global Equity Fund may purchase and sell call and put options on stock indices in which it may invest. A Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Fund against declines in the value of securities they own or increase in the value of securities to be acquired. A Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Fund’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

Options on Swap Agreements. A Fund may enter into options on swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon the exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Foreign Currency Options. Please refer to “Foreign Currency Transactions” on page 18.

Options on Futures Contracts

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by a Fund’s Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

Options on Interest Rate Futures Contract. A Fund may purchase and write put and call options on interest rate futures contracts that are traded on a U.S. or foreign exchange or board of trade. These transactions may be used as a hedge against changes in interest rates and market conditions. Each Fund may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

As contrasted with the direct investment in such a contract, the option gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income or equity security futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract

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exceeds for calls or is less than for puts the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option, plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of the Funds.

Options on a Foreign Currency Futures Contract. The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may purchase and write put and call options on foreign currency futures contracts that are traded on a U.S. exchange or board of trade. These transactions may be used as a hedge against changes in interest rates and market conditions. Each Fund may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Options on foreign currency futures entitle a Fund, in return for the premium paid, to assume a position in an underlying foreign currency futures contract. In contrast to a direct investment in the contract, an option on a foreign currency futures contract gives the purchaser the right, not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined price at a time in the future.

Currency futures and related options are subject to the risks of other types of futures activities. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund’s investments denominated in that currency over time.

High-Yield/High-Risk Bonds

The Global High Income Fund may invest all of its assets and the International Equity Fund, International Equity Fund II and Global Equity Fund may each invest up to 10% of total assets in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when they are due. Such bonds may have primarily speculative characteristics. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

Illiquid Securities

Each Fund may purchase illiquid securities in an amount not to exceed 15% of its total assets. Illiquid Securities are those securities that each Board or its delegate determines on an ongoing basis do not have an adequate trading market; or for other reasons are not readily resalable; or comprise securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

If illiquid securities exceed 15% of a Fund’s total assets after the time of purchase, the Adviser will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily

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marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

Income Deposit Securities (“IDS”)

The Global High Income Fund may invest in IDS. IDS consist of two securities, common shares and subordinated notes of the issuer, which are “clipped” together. Holders of IDSs receive dividends on the common shares and interest at a fixed rate on the subordinated notes to produce a blended yield. The distribution policies of IDS issuers are similar to those of REITs, master limited partnerships and income trusts, which distribute a significant portion of their free cash flow. IDSs are listed on a stock exchange, but initially the underlying securities are not. However, in time (typically in the range of 45 to 90 days after the closing of the offering), holders may unclip the components of the IDSs and trade the common shares and subordinated notes separately.

Lending Portfolio Securities

Each Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of a Fund’s securities may not exceed 33 1/3% of the Fund’s total assets. A Fund’s loans of securities will be collateralized by cash, letters of credit or U.S. government securities that will be maintained at all times in a segregated account with such Fund’s custodian in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower.

By lending its portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities in the form of substitute payments, by investing the cash collateral in short-term instruments or by obtaining a fee paid by the borrower when U.S. government securities are used as collateral. A Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must initially receive at least 102% cash collateral or equivalent securities from the borrower for U.S. securities and 105% cash collateral or equivalent securities from the borrower for foreign securities; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable compensation on the loan, as well as substitute payments for any dividends, interest or other distributions on the loaned securities; (5) the Fund may pay only reasonable lending agent and custodian fees in connection with the loan; and (6) the Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan for material events and vote the proxy if time permits.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement security by the time the replacement investment is purchased. Loans will be made only to parties deemed by State Street to have the ability to perform as a borrower and when, in the Adviser’s judgment, the income earned would justify the risks. Cash received as collateral through loan transactions may be invested in other securities eligible for purchase by the Fund. Cash collateral may be invested in unaffiliated money market funds. The investment of cash collateral subjects that investment, as well as the securities loaned, to market appreciation or depreciation. The Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with cash collateral.

Money Market Investments

Each Fund may invest up to 20% of its total assets in short-term investment grade money market obligations. In addition, on occasion, the Adviser may deem it advisable to adopt a temporary defensive posture by investing a larger percentage of its assets in short-term money market obligations. These short-term instruments, which may be denominated in various currencies, consist of obligations of U.S. and foreign governments, their agencies or instrumentalities; obligations of foreign and U.S. banks; and commercial paper of corporations that, at the time of purchase, have a class of debt securities outstanding that is rated A-2 or higher by S&P or Prime-2 or higher by

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Moody’s or is determined by the Adviser to be of equivalent quality. Any short-term obligation rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody’s, the equivalent from another rating service or, if unrated, in the opinion of the Adviser determined to be an issue of comparable quality, will be a permitted investment. For temporary defensive purposes, including during times of international political or economic uncertainty, Funds could also invest without limit in securities denominated in U.S. dollars through investment in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities) (including repurchase agreements with respect to such securities).

Mortgage Related Securities

The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may invest in mortgage-related securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association (“GNMA”), Fannie Mae and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

Government National Mortgage Association Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed

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multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

[On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. ]

[On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009.]

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgagebacked securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

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Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Adjustable rate mortgage securities (“ARMs”) are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such Global High Income Fund securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets minimum investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the

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mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

Municipal Bonds

The Total Return Bond Fund and the Global High Income Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Prices and yields on Municipal Bonds are dependent on a variety of factors, including general credit conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Bonds in the same manner. Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.

The Total Return Bond Fund and the Global High Income Fund may also invest in certain tax-exempt Municipal Bonds. If the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level and the security could decline significantly in value. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the Internal Revenue Service otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become taxable, possibly retroactively to the date the security was issued.

Non Deliverable Forwards

The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and the Global Equity Fund may invest in Non Deliverable Forwards (“NDF”). NDF is an outright forward or futures contract in which counterparties settle the difference between the contracted NDF price or rate and the prevailing spot price or rate on an agreed notional amount. They are used in various markets such as foreign exchange and commodities. NDFs are prevalent in some countries where forward contract trading has been banned by the government (usually as a means to prevent exchange rate volatility).

Precious Metal-Related Instruments

The International Equity Fund, International Equity Fund II and Global Equity Fund may invest in precious metal-related instruments (such as gold, silver and platinum), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals (ii) asset-based securities indexed to the value of such metals, such as

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ETFs and (iii) precious metal futures (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.

A Fund’s investments in precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Changes in the political climate for the major precious metal producers, South Africa, Russia, Canada, the United States, Brazil and Australia, may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

Private Placements

Each Fund other than the Global High Income Fund and Total Return Bond Fund may purchase securities that are privately placed and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Eligible private placements may include, in addition to more traditional private placement securities, securities sold pursuant to a court-allowed exemption that comprises a hybrid exemption under Sections 4(1) and 4(2) of the 1933 Act (Section 4(1½) Securities) and also private investments in public equity (PIPE) transactions. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when the Adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the 1933 Act, or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the 1933 Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, in privately negotiated transactions to a limited number of purchasers, in limited quantities, after they have been held for a specified period of time, and after other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an underwriter for purposes of the 1933 Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatization Vouchers

The International Equity Fund, International Equity Fund II, Global High Income Fund and Global Equity Fund may invest in privatization vouchers. Privatization vouchers are a method where citizens are given or can inexpensively buy a book of vouchers that represent potential shares in any state owned company. Voucher privatization has mainly been used in the early – to – mid 1990s in the transition economies of Central and Eastern Europe. Privatization vouchers may reflect distribution arrangements in which at least some shares of the ownership in state industrial enterprises could be transferred to private citizens for free. Organizations and enterprises may be

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prohibited from accepting privatization vouchers as instruments of payment for goods, services or work. However, privatization vouchers are otherwise negotiable instruments and they may be bought and sold on the market without restriction. Because there may be relatively few potential purchasers for these vouchers, especially under adverse market or economic conditions, these Funds could find it more difficult to sell the vouchers when the Adviser believes that it is advisable to do so or may be able to sell the vouchers only at prices lower than if the vouchers were more widely held. At times, it also may be more difficult to determine the fair value of the vouchers for purposes of computing the net asset value of these Funds.

Real Estate Investment Trusts (“REITs”)

The International Equity Fund, International Equity Fund II, Global High Income Fund, U.S. Equity Funds and Global Equity Fund may invest in shares of REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects and illiquid markets. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases. Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Real Estate Related Securities

Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in

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securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights. In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code (the “Code”).

Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during such Fund’s holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the retail price provided in the agreement, including interest.

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that the Adviser deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund’s portfolio, although the Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the Fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. To evaluate this risk, the Adviser has been delegated responsibility by each Board for monitoring the creditworthiness of those bank and non-bank dealers with which the Funds enter into repurchase agreements. A repurchase agreement is considered to be a loan under the 1940 Act. Under normal market conditions, a Fund may invest up to 20% of its total assets in repurchase agreements, although, for temporary defensive purposes, a Fund may invest in these agreements without limit.

Rule 144A Securities, Section 4(1½) Securities and Section 4(2) Commercial Paper

Each Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”), sold pursuant to Section 4(2) of the 1933 Act (“4(2) Commercial Paper”), or sold pursuant to a court-allowed exemption that comprises a hybrid exemption under Sections 4(1) and 4(2) of the 1933 Act (“Section 4(1½) Securities”), as applicable. A Rule 144A Security, a Section 4(1½) Security or 4(2) Commercial Paper may be considered illiquid and therefore subject to a Fund’s 15% limitation on the purchase of illiquid securities, unless each Board or its delegate determines on an ongoing basis that an adequate trading market exists for the security. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. Each Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities, Section 4(1½) Securities and 4(2) Commercial Paper, although each Board retains ultimate responsibility for any determination regarding liquidity. Each Board will consider all factors in determining the liquidity of Rule 144A Securities, Section 4(1½) Securities and 4(2) Commercial Paper. Each Board will carefully monitor any investments by the Funds in Rule 144A

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Securities, Section 4(1½) Securities and 4(2) Commercial Paper.

Securities of Other Investment Companies

Each Fund may invest in securities of other investment companies including ETFs to the extent permitted under the 1940 Act. Investment by a Fund in the securities of other investment companies would involve the payment of duplicative fees (those charged by the Fund and the investment company in which the Fund invests).

Short Sales “Against the Box”

In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. Each Fund may engage in short sales if at the time of the short sale such Fund owns or has the right to obtain an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.”

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by such Fund’s custodian or qualified sub-custodian. While the short sale is open, a Fund will earmark or segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute such Fund’s long position. Not more than 10% of a Fund’s net assets (taken at current value) may be held as collateral for such short sales at any one time. Whenever possible, a Fund will not earmark or segregate 144A securities.

The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Structured Investments

Each Fund may invest in Structured Investments. Structured Investments are derivative securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Investments may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. A Fund would use Structured Investments to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

Swaps and Swap Related Products

Among the transactions into which a Fund may enter into are total return swaps, equity swaps, index swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities, including, but not limited to, in circumstances in which direct investment is restricted by local law or is otherwise prohibited or impractical.

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The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. A total return swap is a swap in which one party pays the total return of an asset, and the other party makes periodic interest payments. The total return is the capital gain or loss, plus any interest or dividend payments. If the total return is negative, then the party making periodic interest or dividend payments pays this amount to the other party. The parties have exposure to the return of the underlying stock or index, without having to hold the underlying assets. The profit or loss of the party making periodic interest or dividend payments is the same as actually owning the underlying asset. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. One party to an equity swap agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments from the other party based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. The parties to an equity swap do not make an initial payment and do not have any voting or other rights of a stockholder. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Interest rate swaps involve the exchange by the with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a nationally recognized securities rating organization (“NRSRO”) or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Credit Default Swaps: To the extent consistent with a Fund’s investment objective, a Fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

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Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to a Fund. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

U.S. Government Securities

Each Fund may invest in debt obligations of varying maturities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. government securities also include securities issued or guaranteed by a federal agency or instrumentality. The Funds also may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Unrated Debt Securities

The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may invest in unrated debt instruments of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.

Variable Rate Instruments

The International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund may invest in variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, the Funds will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as “not readily marketable” and therefore illiquid. If an issuer of such instruments were to default on its payment obligations, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Warrants

The International Equity Fund, International Equity Fund II and Global Equity Fund may invest up to 10% of their net assets in equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers that trade on an exchange or OTC. Over-the-counter equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. Over-the-counter warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing

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organization guarantee. Thus, when the Fund purchases an over-the-counter warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant. The Global High Income Fund may invest in equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, global issuers that trade on an exchange or OTC. The Total Return Bond Fund may invest in interest rate warrants. Additionally, the U.S. Equity Funds may invest in equity warrants, index warrants and covered warrants.

Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time a Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance.

Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (Euro-warrants). Equity warrants are traded on a number of European exchanges, principally in France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in OTC markets. Since there is a readily available market for these securities, the Adviser of the Funds believes that international warrants should be considered a liquid investment.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer’s group or by a custodian or other fiduciary for the holders of the covered warrants.

Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations. Certain Funds will only acquire covered warrants, index warrants, interest rate warrants and long term options that are issued by entities deemed to be creditworthy by the Adviser. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, a Fund will limit its holdings of covered warrants, index warrants, interest rate warrants and long term options to those issued by entities that either have a class of outstanding debt securities that is rated investment grade

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or higher by a recognized rating service or otherwise are considered by the Adviser to have the capacity to meet their obligations to the Fund.

When-Issued Securities and Delayed Delivery Transactions

Each Fund may purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. A Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, although, to the extent the Fund is fully invested, these transactions will have the same effect on net asset value per share as leverage. A Fund may, however, sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. A Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but will continue to accrue income on a delayed-delivery security it has sold. When-issued securities may include securities purchased on a “when, as and if issued” basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. A Fund will earmark or segregate cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments, and will segregate the securities underlying commitments to sell securities for delayed delivery. Placing securities rather than cash in the segregated account may have a leveraging effect on a Fund’s net assets. Whenever possible, a Fund will not earmark or segregate 144A securities.

TEMPORARY DEFENSIVE POSITION

Each Fund has the flexibility to respond promptly to changes in market, economic, political, or other unusual conditions. In the interest of preserving the value of the portfolios, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt obligations, money market instruments or repurchase agreements. It is impossible to predict whether, when or for how long a Fund will employ a defensive strategy.

PORTFOLIO TURNOVER

The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Fund deems it desirable to sell or purchase securities. A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

High rates of portfolio turnover can lead to increased taxable gains and higher expenses. Certain practices and circumstances could result in high portfolio turnover. For example, the volume of shareholder purchase and redemption orders, market conditions, or the Adviser’s investment outlook may change over time. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. For each of the past two fiscal years, the portfolio turnover rates for the Funds were:

Fund Name	Portfolio Turnover Rate for the Fiscal Year Ended 10/31/08	Portfolio Turnover Rate for the Fiscal Year Ended 10/31/09

International Equity Fund	55%	[__]%
International Equity Fund II	89%	[__]%
Total Return Bond Fund	341%	[__]%
Global High Income Fund	28%	[__]%

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U.S. Microcap Fund	215%	[__]%
U.S. Smallcap Fund	253%	[__]%
U.S. Midcap Fund	209%	[__]%
U.S. Multicap Fund	214%	[__]%
Global Equity Fund	200%	[__]%

In an effort to utilize capital loss carryforwards, the Funds may engage in enhanced trading activity. This may result in additional trading costs, as well as increased portfolio turnover.

INVESTMENT LIMITATIONS

For the Total Return Bond Fund

The investment limitations numbered 1 through 11 have been adopted with respect to the Total Return Bond Fund as fundamental policies and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Fund may not:

1.

Borrow money or issue senior securities except that a Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund’s total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund’s assets.

2.

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

3.

Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund’s net assets and enter into repurchase agreements.

4.

Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

5.

Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in real estate limited partnerships, oil, gas or mineral exploration or development programs or oil, gas and mineral leases, except that the Fund may invest in (a) fixed-income securities secured by real estate, mortgages or interests therein, (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and (c) futures contracts and related options and options on currencies. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

6.

Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

7.	Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a)

42

purchase or write options on securities, indices and currencies and (b) purchase or write options on futures contracts.

8.	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

9.

Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities.

10.

Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

11.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

For the International Equity Fund

The investment limitations numbered 1 through 12 have been adopted with respect to the International Equity Fund as fundamental policies and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Fund may not:

1.

Borrow money or issue senior securities except that a Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund’s total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund’s assets.

2.

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

3.

Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund’s net assets and enter into repurchase agreements.

4.

Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

5.

Purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment

43

vehicles, including REITs, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.

Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.

7.

Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

8.

Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase or write options on securities, indices, commodities and currencies and (b) purchase or write options on futures contracts.

9.	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

10.

Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities.

11.

Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

12.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

For the International Equity Fund II

The investment limitations numbered 1 through 10 have been adopted with respect to the International Equity Fund II as fundamental policies and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Fund may not:

1.

Borrow money or issue senior securities except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund’s total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund’s assets.

2.

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

44

3.

Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund’s net assets and enter into repurchase agreements.

4.

Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

5.

Purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including REITs, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.

Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

7.	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

8.

Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities.

9.

Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

10.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

For the U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund

The investment limitations numbered 1 through 9 have been adopted with respect to the U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund as fundamental policies and may not be changed with respect to each Fund without the affirmative vote of the holders of a majority of that Fund’s outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Funds may not:

1.	Issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

2.	Engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

3.

Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

4.

Purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same

45

industries.

5.

Purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including REITs, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.

Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instrument; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.

7.

Make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities in an amount not exceeding 33 1/3% of the Fund’s net assets, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

8.

With respect to 75% of the Funds’ total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer.

9.	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

For the Global High Income Fund and the Global Equity Fund

The investment limitations below have been adopted with respect to the Global High Income Fund and the Global Equity Fund as fundamental policies and may not be changed with respect to each Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Funds may not:

1.	Issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

2.	Engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

3.

Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

4.

Purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industries.

5.

Purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.

Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instrument; (ii) purchase or sell securities or

46

other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.

7.

Make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities in an amount not exceeding 33 1/3% of the Fund’s net assets, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

8.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

In addition, the Global Equity Fund may not:

with respect to 75% of the Global Equity Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Global Equity Fund would hold more than 10% of the voting securities of that issuer.

The following investment limitations have been adopted with respect to the Global High Income Fund as a non-fundamental operating policy. Non-fundamental investment limitations may be changed by the Board at any time without shareholder approval.

(i)

The Global High Income Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Global High Income Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques.

(ii)

The following activities will not be considered to be issuing senior securities with respect to the Global High Income Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Global High Income Fund’s assets to secure its borrowings; or (d) a pledge of the Fund’s assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

The following investment limitations have been adopted with respect to the Global Equity Fund as a non-fundamental operating policy. Non-fundamental investment limitations may be changed by the Board at any time without shareholder approval.

(i)

The Global Equity Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Global Equity Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques.

(ii)

The following activities will not be considered to be issuing senior securities with respect to the Global Equity Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; or (c) a pledge, mortgage or hypothecation of the Global Equity Fund’s assets to secure its borrowings.

For All Funds

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund’s assets will not constitute a violation of such restriction. It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds’ policies that are the result of the application of law the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

47

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS

Each Board has adopted policies with respect to the disclosure of Fund portfolio holdings. Such policies and procedures regarding disclosure of portfolio securities are designed to prevent the misuse of material, non-public information about the Funds. As a general rule, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as provided below.

A Fund’s top ten holdings and other information as of month-end are available and are posted on the Funds’ website at www.artiofunds.com no earlier than five calendar days after such month’s end. For their second and fourth fiscal quarters, the Funds publicly disclose a comprehensive schedule of a Fund’s portfolio holdings as of such fiscal quarter-end, no earlier than the first business day falling thirty days and no later than sixty days after such quarter’s end, by means of their annual and semi-annual reports. The Funds’ annual and semi-annual reports, including their complete portfolio holdings, are sent to shareholders no more than sixty days’ after the relevant period end. The Funds’ annual and semi-annual reports are also filed with the SEC within ten days of being sent to shareholders. The Funds disclose complete portfolio holdings for their first and third fiscal quarters within sixty days of the relevant quarter end in their Form N-Q filings with the SEC. In addition, complete portfolio holdings of the Funds, except International Equity Fund, International Equity Fund II and Global Equity Fund, as of month-end are available and posted on the Funds’ website at www.artiofunds.com no earlier than the first business day following the next calendar month’s end. Complete portfolio holdings of International Equity Fund, International Equity Fund II and Global Equity Fund as of each of the three month-ends within the Fund’s fiscal quarter are available and posted on the Fund’s website at www.artiofunds.com after International Equity Fund, International Equity Fund II and Global Equity Fund files its respective Form N-Q or annual or semi-annual report for that particular fiscal quarter with the SEC. You may obtain a copy of the Funds’ schedule of portfolio holdings or top ten holdings discussed above by accessing the information on the Funds’ website at www.artiofunds.com. The Funds’ SEC filings are available for viewing on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at www.sec.gov/info/edgar/prrrules.htm or by calling 1-202-551-8090).

In addition to the disclosure of portfolio holdings, the Funds have adopted policies with respect to the disclosure of other information concerning the characteristics of a Fund’s portfolio. The Funds are permitted to provide any information on a current basis as long as it does not include references to specific holdings.

For some investment mandates, the portfolio of a Fund may be utilized as a “representative account” (“Fund Representative Account”) so that the Fund’s portfolio holdings may be disclosed to the Adviser’s existing and prospective separate account clients, consultants and others. This disclosure of a Fund Representative Account’s holdings is permitted provided that (a) the applicable Fund is not identified as being the Fund Representative Account in compliance with applicable laws and regulations and interpretive positions relating to mutual fund advertising and (b) such portfolio holdings were previously publicly disclosed in accordance with these policies. In addition, the Funds may distribute analytical information concerning a Fund Representative Account’s portfolio as mentioned above with respect to information concerning characteristics of a Fund’s portfolio, provided the applicable Fund is not identified in any manner as being the Fund Representative Account.

The portfolio holdings of the Funds may be considered material, non-public information. In an effort to prevent the misuse of such information, the Funds have adopted a general policy not to selectively disclose to any person the portfolio holdings of the Funds. As permitted by SEC rules, the Funds’ policy of preventing selective disclosure of portfolio holdings does not apply to: (1) persons who owe a fiduciary or other duty of trust and confidence to the Funds (such as the Funds’ legal counsel and independent registered public accounting firm); or (2) persons to whom disclosure is made in advancement of a legitimate business purpose of the Funds and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements described in the next paragraph). The Funds’ policies provide that such parties are subject to duties of confidentiality imposed by law and/or contract.

Pursuant to this policy, for the legitimate business purposes stated below and in each case subject to a non-disclosure agreement, the Funds may enter into arrangements (and may enter into similar arrangements in the future) providing for more frequent than standard disclosure of portfolio holdings with the following: (1) vendors contracted by the Adviser to provide services relating to the Funds (such as translators, securities lending agents, statistical rating

48

agencies, analytics firms engaged by the Adviser’s investment teams, proxy evaluation vendors, pricing services, credit rating agencies, or entities that provide back-office service functions for the Adviser); (2) market data vendors (such as mutual fund ranking and rating organizations) for the purpose of facilitating such organizations’ evaluations of the Funds and the public dissemination of rankings, ratings and other evaluations of the Funds by these organizations; (3) reputable investment management industry consultants for the purpose of facilitating their evaluation of the Funds and the public dissemination of their views concerning the Funds in a manner similar to market data vendors; (4) consultants to: (a) separate account clients and prospects, (b) institutional fund shareholders and prospective shareholders and (c) retirement plans for the purpose of evaluating the capabilities of the Adviser in managing particular types of investment mandates; (5) industry trade groups such as the Investment Company Institute for the purpose of compiling and studying industry-wide data concerning mutual funds; and (6) analytical groups within brokerage firms or other intermediaries involved in the distribution of mutual fund shares for the purpose of performing initial and ongoing due diligence concerning the sale of the Funds through an intermediary’s system. Additional categories involving legitimate business purpose may be added upon approval of each Board.

Separate accounts, unregistered commingled investment vehicles and registered investment companies that are managed or sub-advised by the Adviser in a similar manner to the Funds are subject to different portfolio holdings disclosure standards. Each client account of the Adviser is included within a composite of client accounts that are managed in a specific style and constructed in accordance with performance guidelines. For some styles, the portfolio of a client separate account or unregistered commingled investment pool may be utilized as a “representative account” (“Non-Fund Representative Account”) so that its portfolio holdings may be disclosed in sales materials to existing and prospective separate account clients, consultants, registered investment advisers, broker dealer intermediaries and others. This disclosure of a Non-Fund Representative Account’s holdings is permitted by the Adviser provided that (a) the applicable client or unregistered commingled investment pool is not identified as being the Non-Fund Representative Account and (b) the portfolio holdings are as of a month-end date and the information is provided no earlier than the first business day falling forty-five days after such month’s end for International Equity Fund, International Equity Fund II and Global Equity Fund mandates and thirty days after such month’s end for all other Fund mandates. The Adviser may and can provide any information on a current basis as long as it does not include references to specific holdings. The Adviser’s policies are not intended to prevent communications with clients concerning their accounts. Certain institutional funds and accounts managed by the Adviser have substantially similar investment objectives and policies to certain Funds that are generally available to the public and may therefore have substantially similar portfolio holdings.

Each Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Funds’ disclosure policies. Proposals to disclose portfolio holdings must be authorized by the Funds’ Chief Compliance Officer. Any such authorizations will be for legitimate business purposes and disclosed to the Board no later than its next regularly scheduled quarterly meeting.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading in shares of the Funds and/or in portfolio securities held by the Funds. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Each Fund will provide material non-public holdings information to third-parties that, (i) calculate information derived from holdings either for use by the Adviser or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants and analytical groups within brokerage firms or other intermediaries), and (ii) enter into confidentiality agreements that generally provide that (a) the portfolio information is the confidential property of the Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (b) the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, (i) are authorized to have access to the portfolio information and (ii) are subject to confidentiality obligations no less restrictive than the confidentiality obligations contained in the confidentiality agreement; (c) the disclosure to any third party of the name or other identifying information with respect to any security included in the portfolio information is prohibited during the confidentiality period; (d) upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information; and (e) portfolio information may be deemed to no longer be confidential if (i) it is already known to the recipient prior to disclosure

49

by the Funds, (ii) it becomes publicly known without breach of the confidentiality agreement by the recipient, (iii) it is received from a third party and, to the knowledge of the recipient, the disclosure by such third party is not a breach of any agreement to which such third party is subject, or (iv) it is authorized by the Funds to be disclosed. In addition, confidentiality agreements should clearly state the legitimate business purpose. Any confidentiality agreement must be in form and substance acceptable to the Funds’ Chief Compliance Officer. The Funds’ Chief Compliance Officer may deviate from these minimum provisions if he or she believes that such deviations are reasonable and consistent with reasonably protecting the confidentiality of the Funds’ portfolio information. The entities that may receive the information for the Funds as described above are: Factset, Vestek, Northern Trust Company, Charles River Systems, Inc., Elkins/McSherry LLC, Ernst and Young and RiskMetrics Group. In addition, Yield Book, Inc. may receive complete portfolio holdings of Total Return Bond Fund daily and Wachovia may receive complete portfolio holdings of International Equity Fund II as of each calendar quarter thirty days after such quarter-end. A Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund. Except as discussed above, each Fund may provide to ratings and rankings organizations the same information at the same time that it is made publicly available under the Funds’ policies.

In addition, material non-public holdings information may be provided as part of the normal investment activities of each Fund to: the administrator; auditors; the custodian; the securities lending agent; commission-recapture program administrator; the pricing vendor(s); the proxy voting agent; broker-dealers in connection requests for price quotations or bids on one or more securities; foreign tax-related services; legal counsel to the Funds or the non-interested trustees or non-interested directors; regulatory authorities; and parties to litigation. The entities to whom each Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each Fund, are required to maintain the confidentiality of the information disclosed.

MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND DIRECTORS

Overall responsibility for management and supervision of the Funds rests with the Trustees, Directors and officers of the Funds. The Boards are composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. The Trustees or Directors approve all significant agreements between the Funds and the persons and companies that furnish services to the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, and administrator. The Adviser is responsible for running all of the operations of the Funds, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator.

TRUSTEES, DIRECTORS AND OFFICERS

The names of the Trustees, Directors and officers of the Funds, their addresses, dates of birth, principal occupations during the past five years and other affiliations are set forth below. The Fund Complex, referred to in the charts below, is comprised of the eight series of the Trust and the Global Equity Fund (“GEF”).

Independent Trustees and Directors:

Name, Age and Address	Positions, Term of Office[1] and Length of Time Served with the Funds	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Family Overseen by Trustee or Director	Other Directorships[2] Held

Antoine Bernheim 56 330 Madison Avenue New York, NY 10017	Trustee of the Trust since November 2004; Director of GEF since July 1990; Chairman of the Fund Complex since December 2008.	President, Dome Capital Management, Inc., 1984 – present (investment advisory firm); Chairman, Dome Securities Corp., 1995 – present (broker/dealer); President, The U.S. Offshore Funds Directory, 1990 - present (publishing)	9	None

50

Name, Age and Address	Positions, Term of Office[1] and Length of Time Served with the Funds	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Family Overseen by Trustee or Director	Other Directorships[2] Held

Thomas Gibbons 62 330 Madison Avenue New York, NY 10017	Trustee of the Trust since November 2004; Director of GEF since December 1993.	President, Cornerstone Associates Management, 1987 – present (consulting firm)	9	None

Harvey B. Kaplan 72 330 Madison Avenue New York, NY 10017	Trustee of the Trust since December 1995; Director of GEF since July 1990.	Retired since 2006; Controller (Chief Financial Officer), Easter Unlimited, Inc., 1990 – 2006 (toy and novelty company)	9	None

Robert S. Matthews 66 330 Madison Avenue New York, NY 10017	Trustee of the Trust since June 1992; Director of GEF since June 2002.	Managing Partner, Matthews & Co. (certified public accounting firm)	9	Trustee, Allstate Financial Investment Trust, 2008 - present, (investment company).

Robert J. McGuire 73 415 Madison Avenue, 17th Floor New York, NY 10017	Trustee of the Trust since June 2006; Director of GEF since 2006.	Self-employed Attorney/Consultant, 1998 – present; Counsel, Morvillo, Abramowitz, Grand, Iason & Silberberg, P.C., 1998 – 2005.	9	Director, Mutual of America Life Insurance Co., 2008 – present; Director, Six Flags, Inc., 2003 – present (entertainment); Director, Protection One, Inc., 2005 – present (security systems);

Peter Wolfram 56 101 Park Avenue New York, NY 10178	Trustee of the Trust since June 1992; Director of GEF since November 2004.	Partner, Kelley Drye & Warren LLP (law firm)	9	None

[1]

Each Trustee/Director serves during the lifetime of the Trust/GEF or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next special meeting of the Funds’ shareholders/stockholders and until the election and qualification of his or her successor. The current retirement age is 75.

[2]	Directorships include public companies and any company registered as an investment company.

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Interested Trustees and Directors:

Name, Age and Address	Position and Term of Office[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Family Overseen by Trustee or Director	Other Directorships[2] Held

Glen Wisher[3] 46 330 Madison Avenue New York, NY 10017	Trustee of the Trust since September 2005; Director of GEF since December 2005.	President and Member of the Board of Artio Global Investors, Inc., 2007 – present; Member of the Board of Artio Global, 2004-present; Member of the Board of Artio Global Holdings LLC, 2004 – present; Member of the Board of Artio Capital Management LLC, 2007 – present; Chief Executive Officer of Julius Baer Americas Inc., 2004-2007; Head of Institutional Asset Management, New York, 2001-2004.	9	None

[1]

Each Trustee/Director serves during the lifetime of the Trust/GEF or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next special meeting of the Funds’ shareholders/stockholders and until the election and qualification of his or her successor.

[2]	Directorships include public companies and any company registered as an investment company.

[3]	Mr. Wisher is an interested trustee because he is an employee of Artio Global Investors, Inc.

Officers of Funds:

The business address for each officer of the Funds, except Ms. McGowan, Mr. Smith, Ms. Watson, Ms. Coop, Mr. McVoy and Mr. Kapner is Artio Global Management LLC, 330 Madison Avenue, New York, New York 10017. The business address for Ms. McGowan, Mr. Smith, Ms. Watson, and Ms. Coop is State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts, 02111. The business address for Mr. McVoy is U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kapner is P.O. Box 388, Jericho, NY 17753-0388.

Name and Age	Position and Term of Office[1,2]	Length of Time Served As Fund Officer		Principal Occupation(s) During Past Five Years

Anthony Williams 45	President, Chief Executive Officer and Principal Executive Officer	Officer of the Funds since 2004.	•	Chief Operating Officer and member of Board of Directors of Artio Global (2004 – present)
			•	Board of Directors of Artio Global Investors, Inc. (2007 – present)
			•	Chief Executive Officer, Artio Global (2004-2007)
			•	Chief Operating Officer, Artio Global (2003-2004)

Denise Downey 48	Vice President	Officer of the Funds since 1995.	•	First Vice President and Head of Marketing, Artio Global (2002 – present)

52

Name and Age	Position and Term of Office[1,2]	Length of Time Served As Fund Officer	Principal Occupation(s) During Past Five Years

Greg Hopper 52	Vice President	Officer of the Funds since 2002.	•	Senior Vice President, Artio Global (2009 – present)
			•	First Vice President, Artio Global (2002 – 2009)

Samuel Dedio 43	Vice President	Officer of the Trust since 2006.	•	Senior Portfolio Manager and First Vice President, Artio Global (2006 – present)
			•	Managing Director, Deutsche Asset Management (1999 – 2006).

Richard C. Pell 55	Vice President	Officer of the Trust since 1995; for GEF, since 2004.	•	Chief Executive Officer and Chairman of the Board of Directors, Artio Global Investors Inc. (2007 – present)
			•	Chief Executive Officer, Artio Global (2007-present)
			•	Chief Investment Officer, Artio Global (1995 – present)

Donald Quigley 45	Vice President	Officer of the Trust since 2001.	•	Senior Vice President and Head of Global Fixed-Income, Artio Global (2001 – present)

Rudolph-Riad Younes 48	Vice President	Officer of the Trust since 1997; for GEF, since 2004.	•	Managing Director and Head of International Equity, Artio Global (2002 – present)

Keith Walter 41	Vice President	Officer of the Trust since 2006.	•	First Vice President and Portfolio Manager, Artio Global (2006 – present)
			•	Vice President and Portfolio Manager, Artio Global (1999-2006)

Craig M. Giunta 38	Chief Financial Officer	Officer of the Funds since 2003.	•	First Vice President, Artio Global (2007 – present)
			•	Vice President, Artio Global (2002-2007)

Alex Bogaenko 46	Treasurer	Officer of the Funds since 2005.	•	Vice President, Artio Global (2005 – present)
			•	Manager of Accounting and Director of Portfolio Administration, Van Eck Global (1995 – 2005)

Prasad Nanisetty 53	Chief Risk Officer	Officer of the Funds since 2008.	•	Head of Risk Management, Artio Global (2004 – present)
			•	Senior Vice President, Jennison Associates (2000 – 2004)

Ken Kapner 52	Vice President of Risk Management	Officer of the Funds since 2009.	•	President, CEO, Financial Trainer and Consultant, Global Financial Markets Institute (1997 – present)

John Whilesmith 42	Secretary	Officer of the Funds since 2005.	•	Vice President and Operations Compliance Officer, Artio Global (2005 – present)
			•	Compliance Officer, Morgan Stanley Investment Management (2002 – 2005)

53

Name and Age	Position and Term of Office[1,2]	Length of Time Served As Fund Officer	Principal Occupation(s) During Past Five Years

Michael K. Quain 52	Chief Compliance Officer	Officer of the Funds since 2004.	•	First Vice President, Artio Global (2002 – present)
			•	President and Chief Executive Officer, Artio Global Equity Fund Inc. (1997 – 2004)
			•	President and Chief Executive Officer, Artio Global Investment Funds (1998 – 2004)

Michael McVoy 52	Anti-Money Laundering and Identity Theft Officer	Officer of the Funds since 2004.	•	Chief Compliance Officer for U.S. Bancorp (2002 – present)
			•	Legal Counsel for U.S. Bancorp (formerly, Firstar Corp.) (1986 – 2006)
			•	Senior Vice President and Risk Manager for U.S. Bancorp (1999 – present)

Victoria McGowan 44	Assistant Treasurer	Officer of the Funds since 2003.	•	Senior Vice President, State Street Bank and Trust Company (2007 – present)
			•	Senior Director, State Street Bank and Trust Company (formerly Investors Bank and Trust Company)(2002 – 2007)

Brian Smith 42	Assistant Treasurer	Officer of the Funds since 2007.	•	Vice President, , State Street Bank and Trust Company (2007 – present)
			•	Director, Mutual Fund Administration, State Street Bank and Trust Company (formerly Investors Bank and Trust Company) (2005 – 2007)
			•	Senior Manager, Mutual Fund Administration, State Street Bank and Trust Company (2003 – 2005)

Elizabeth A. Watson 55	Assistant Secretary	Officer of the Funds since 2008.	•	Vice President and Managing Counsel, State Street Bank and Trust Company (August 2007-present)
			•	Vice President and General Counsel (May 2004-July 2007) and Chief Compliance Officer (July 2004-October 2006), Quantitative Investment Advisors, Inc.
			•	Clerk (July 2004-July 2007), Chief Legal Officer (January 2007-July 2007), Chief Compliance Officer (July 2004-December 2005), Quantitative Group of Funds
			•	President and General Counsel, U.S. Boston Capital Corporation (May 2004-July 2007)
			•	Principal, Watson & Associates (2002-2004).

54

Name and Age	Position and Term of Office[1,2]	Length of Time Served As Fund Officer	Principal Occupation(s) During Past Five Years

Tracie A. Coop 33	Assistant Secretary	Officer of the Funds since 2008.	•	Vice President and Senior Counsel, State Street Bank and Trust Company (2007 – present)
			•	Associate Counsel and Manager, Natixis Asset Management Advisors, L.P. (2006 – 2007)
			•	Associate Counsel, Natixis Asset Management Advisors, L.P. (2005 – 2006)
			•	Legal Product Manager, Natixis Asset Management Advisors, L.P. (2000 – 2005)

1 Each officer of the Global Equity Fund is elected for a term of 1 year and until his or her successor is duly elected and qualified.

2 Pursuant to the Trust’s By-laws, officers of the Trust are elected by the Board of Trustees to hold such office until his or her successor is chosen and qualified, or until they resign or are removed from office.

Share Ownership in the Fund Complex as of December 31, 2009

Name of Trustee/Director	Dollar Range of Equity Securities in the Trust*	Dollar Range of Equity Securities in the Global Equity Fund	Aggregate Dollar Range of Equity Securities in all Funds of the Fund Family

Disinterested Trustees/Directors

Antoine Bernheim	[International Equity Fund II] [$1 - $10,000]	[None]	[$1 - $10,000]

Thomas Gibbons	[International Equity Fund II] [$1 - $10,000]	[$1 - $10,000]	[$10,001 - $50,000]

Harvey B. Kaplan	[International Equity Fund] [$10,001 - $50,000] [Total Return Bond Fund] [$10,001 - $50,000]	[$1 - $10,000]	[$50,001 - $100,000]

Robert S. Matthews	[International Equity Fund] [over $100,000] [International Equity Fund II] [over $10,001 - $50,000] [Global High Income Fund] [$1 - $10,000 ]	[$1 - $10,000]	[over $100,000]

Robert J. McGuire	[International Equity Fund II] [over $100,000]	[None]	[over $100,000]

Peter Wolfram	[None]	[$10,001 - $50,000]	[$10,001 - $50,000]

55

Name of Trustee/Director	Dollar Range of Equity Securities in the Trust	Dollar Range of Equity Securities in the Global Equity Fund	Aggregate Dollar Range of Equity Securities in all Funds of the Fund Family

Interested Trustees/Directors

Glen Wisher

[International Equity Fund]
[$50,001 - $100,000]
[International Equity Fund II]
[over $100,000]
[Total Return Bond Fund]
[$50,001 - $100,000]
[Global High Income Fund]
[over $100,000]
[U.S. Microcap Fund]
[$10,001 - $50,000]
[U.S. Smallcap Fund]
[$10,001 - $50,000]
[U.S. Midcap Fund]
[$10,001 - $50,000]
[U.S. Multicap Fund]
[$50,001 - $100,000]

		[over $100,000]	[over $100,000]

Both the Trust and Global Equity Fund have Audit Committees consisting of Messrs. Matthews (Chairman), Kaplan and McGuire who are Directors and Trustees who are not “interested persons” of the Boards as defined by the 1940 Act (“Independent Board members”). As set forth in its respective charter, the primary duties of the Audit Committees are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Funds’ independent registered public accounting firms as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors, 4) to review and pre-approve the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in each Fund’s operations, 6) to review the findings of SEC examinations and consult with the Adviser on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committees may deem necessary or appropriate. Each Audit Committee met [____] times during the fiscal year ended October 31, 2009.

Both the Trust and Global Equity Fund have Nominating Committees that are comprised of Messrs. Wolfram (Chairman), Kaplan and Bernheim, who are Independent Board members. As set forth in its respective charter, the Nominating Committees’ primary responsibility is to evaluate and nominate candidates when there is a vacancy on the respective Board. The Nominating Committees also monitor the performance of legal counsel employed by the funds and independent trustees/directors and oversee Board governance procedures. The Nominating Committees met [____] during the fiscal year ended October 31, 2009.

The Funds’ Nominating Committees receive, review and maintain files of individuals qualified to be recommended as nominees for election as Trustees, including any recommendations proposed by shareholders, and presents recommendations to the Board. The Nominating Committees evaluate the candidates’ qualifications, including their character, judgment, business experience, diversity and acumen, and their independence from the Funds’ Adviser and other principal service providers. The minimum qualifications and standards that the Funds seek for nominees are: reputation for integrity, good business sense, stature sufficient to instill confidence, a sense of materiality, ability to commit the necessary time, financial independence from board fees, and familiarity with financial statements and basic investment principles.

The Nominating Committees will consider nominees recommended by shareholders. Recommendations should be submitted in writing to the Secretary of the Funds. Any shareholder recommendation of candidates must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (“1934 Act”), to be considered by the Nominating Committees. In evaluating a candidate recommended by a shareholder, the Nominating Committees, in addition to the factors discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent

56

with the interests of all shareholders. The Nominating Committees also review the compensation arrangements for the Independent Board members.

Both the Trust and Global Equity Fund have Compensation Committees, which are sub-committees of the Nominating Committees. The members of the Compensation Committees are Messrs. McGuire (Chairman), Matthews and Wolfram. The Compensation Committees periodically review trustee compensation and expenses, committee members’ compensation, Chief Compliance Officer compensation and recommend appropriate changes to the Board. The Compensation Committees met [____] times during the fiscal year ended October 31, 2009.

Both the Trust and Global Equity Fund have standing Valuation Committees, which are comprised of Messrs. Matthews (Co-Chairman), Kaplan (Co-Chairman) and Wolfram, who are all Independent Board members. As set forth in its respective charter, the Valuation Committees’ primary responsibility is to make fair value determinations on behalf of the Board. The Valuation Committees met [____] times during the fiscal year ended October 31, 2009. The Valuation Committees meet as necessary.

Both the Trust and Global Equity Fund have Administrative Service Committees, which is comprised of Messrs. Gibbons (Chairman) and Wolfram. In addition to other responsibilities, the Administrative Service Committees shall review contracts with the Administrator, Custodian, Transfer Agent, and Distributor/Principal Underwriter prior to submission to the full board for approval. The Administrative Service Committees met [____] times during the fiscal year ended October 31, 2009. The Administrative Service Committees meet as necessary.

Both the Trust and Global Equity Fund have Annual Advisory Contract Review Committees, which are comprised of Messrs. Gibbons (Chairman) and Kaplan. In addition to other responsibilities, the Annual Advisory Contract Review Committees shall gather and review information necessary to evaluate the terms of the advisory agreements on an annual basis prior to the submission of the advisory agreement to the full Board for approval. The Annual Advisory Contract Review Committees met [____] times during the fiscal year ended October 31, 2009. The Annual Advisory Contract Review Committees meet as necessary.

Both the Trust and Global Equity Fund have a Compliance Committee, which is comprised of Messrs. Bernheim (Chairman) and McGuire. In addition to other responsibilities, the Compliance Committees shall periodically review the (i) Chief Compliance Officer’s process of reviewing each service provider’s compliance programs, including the Adviser; (ii) any violations of the Code of Ethics; (iii) any proposed plans of Fund mergers, sales, acquisitions, conversions or other similar transactions for the Funds or their Adviser; (iv) any compliance matter brought to its attention; (v) all audits by and reply letters to the SEC; and (vi) forensic testing by the Chief Compliance Officer. The Compliance Committees met [____] times during the fiscal year ended October 31, 2009. The Compliance Committees meet as necessary.

Both the Trust and Global Equity Fund have a Risk Management Oversight Committee, which is comprised of Messrs. Wisher (Chairman), Bernheim, Kaplan, McGuire and Wolfram. In addition to other responsibilities, the Risk Management Oversight Committees shall oversee the Funds’ risk management policies and procedures and investments in futures, swaps, options and other derivatives and similar financial instruments. The Risk Management Oversight Committees met [six] times during the fiscal year ended October 31, 2009. The Risk Management Oversight Committees meet as necessary.

No director, officer or employee of the Adviser, the Distributor, the Administrator, or any parent or subsidiary thereof receives any compensation from the Funds for serving as an officer, Trustee or Director.

The following table shows the compensation paid to each Trustee or Director of the Funds who was not an affiliated person of the Funds for the fiscal year ended October 31, 2009.

Name of Trustee/Director	Antoine Bernheim		Thomas Gibbons		Harvey B. Kaplan		Robert S. Matthews		Robert McGuire		Gerald J.M. Vlak*		Peter Wolfram

Compensation from the Trust	$	[_____]	$	[_____]	$	[_____]	$	[_____]	$	[_____]	$	[_____]	$	[_____]

Compensation from the Global Equity Fund	$	[___]	$	[___]	$	[___]	$	[___]	$	[___]	$	[___]	$	[___]

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Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses		None		None		None		None		None		None		None

Estimated Annual Benefit Upon Retirement		None		None		None		None		None		None		None

Total Compensation from the Trust and the Global Equity Fund	$	[____]	$	[____]	$	[____]	$	[____]	$	[____]	$	[____]	$	[____]

* Gerard J.M. Vlak retired from the Board in December 2008. Dr. Vlak was paid $176,000 on January 1, 2009 in connection with his role as Chairman Emeritus.

Effective January 1, 2008, the Independent Board members are paid an annual retainer of $148,500 for their service to the Funds. The Funds also reimburse the Independent Board members for travel, out-of-pocket expenses related to meetings and mutual fund related conferences and seminars. The Chairman of the Funds receives $25,000 per annum in addition to the annual retainer. The Independent Board member, who serves as Chairman to the Audit Committees of the Funds, receives $10,000 per annum in addition to the annual retainer.

INVESTMENT ADVISORY AND OTHER SERVICES
INVESTMENT ADVISER

Artio Global Management LLC, a Delaware limited liability company, is a registered investment adviser (the “Adviser”) located at 330 Madison Avenue, New York, NY 10017 and is responsible for running all of the operations of the Funds, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator. As of December 31, 2009, the Adviser had total assets under management of approximately $___ billion.

The Adviser, through an intermediary holding company, is majority-owned by Artio Global Investors Inc. (“Artio Global Investors”), a Delaware corporation. Artio Global Investors conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September 24, 2009, .

Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. GAM Holding Ltd., among the premier Swiss Stock Exchange listed asset managers, is expected to periodically evaluate their ongoing level of ownership of the Adviser. The remaining shares are either directly or indirectly owned or controlled by management and employees of the Adviser, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes.

Shareholders of the Funds previously approved an investment advisory agreement with Artio Global Management LLC to serve as the Funds’ investment adviser that went into effect in connection with the initial public offering.

The Adviser has entered into investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with each of the Funds.

The Advisory Agreements provide that Artio Global, as Adviser, in return for its fee, and subject to the control and supervision of each Board and in conformity with the investment objectives and policies of the Funds set forth in the Funds’ current registration statement and any other policies established by each Board, will manage the investment and reinvestment of assets of the Funds. In this regard, it is the responsibility of the Adviser to make investment decisions for the Funds and to place the Funds’ purchase and sale orders for investment securities. In addition to making investment decisions, the Adviser exercises voting rights in respect of portfolio securities for the Funds. Under the Advisory Agreements, the Adviser provides at its expense all necessary investment, management and administrative facilities, including salaries of personnel and equipment needed to carry out its duties under the Advisory Agreements, but excluding pricing and bookkeeping services. The Adviser also provides the Funds with

58

investment research and whatever statistical information the Funds may reasonably request with respect to securities each Fund holds or contemplates purchasing.

The Advisory Agreements provide that, in the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser, or (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreements, the Adviser shall not be liable to the Trust, the Global Equity Fund, any of the Funds, or to any Shareholder, for any act or omission in the course of, or connected with, rendering services under the Advisory Agreements. The Adviser is indemnified by the Funds under the Advisory Agreements.

The Advisory Agreements provide that the Adviser will use its best efforts to seek the best overall terms available when executing transactions for the Funds and selecting brokers or dealers. In assessing the best overall terms available for any Fund transaction, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction on a continuing basis. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in the 1934 Act, Section 28(e)) provided to the Funds and also to other accounts over which the Adviser or an affiliate exercises investment discretion.

The Advisory Agreements remain in effect for an initial period of two years from the date of effectiveness with respect to each Fund, and, unless earlier terminated, continues in effect from year to year thereafter, but only so long as each such continuance is specifically approved annually by each Board or by vote of the holders of a majority of the relevant each Fund’s outstanding voting securities, and by the vote of a majority of the Independent Board Members. The Advisory Agreements may be terminated at any time, without payment of any penalty, by vote of the relevant Board, by vote of a majority of the outstanding voting securities of the relevant Fund, or by the Adviser, in each case on 60 days’ written notice. As required by the 1940 Act, the Advisory Agreements will automatically terminate in the event of their assignment.

At a meeting held on April 15, 2009, the Board of the Trust and the Board of the Global Equity Fund approved the renewals of the Advisory Agreements with the Adviser for the Funds until April 30, 2010. At a meeting held on December 17, 2009, the Adviser contractually agreed to continue to reimburse certain expenses of the Total Return Bond Fund, Global High Income Fund, Global Equity Fund and the U.S. Equity Funds through [February 28, 2011].

Under the terms of the Advisory Agreements, the Adviser is entitled to receive the following annual fee rates based on the average daily net assets:

International Equity Fund	0.90% of the first $7.5 billion in average daily net assets;
0.88% on the next $2.5 billion; and
0.85% on daily net assets over $10 billion

International Equity Fund II	0.90% of the first $7.5 billion in average daily net assets;
0.88% on the next $2.5 billion; and
0.85% on daily net assets over $10 billion

Total Return Bond Fund	0.35%

Global High Income Fund	0.65%

U.S. Microcap Fund	1.25%

U.S. Smallcap Fund	0.95%

U.S. Midcap Fund	0.80%

U.S. Multicap Fund	0.75%

Global Equity Fund	0.90%

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Expense Limitation Agreements

Pursuant to various Expense Limitation Agreements, the Adviser has agreed to reimburse certain expenses of the Total Return Bond Fund, Global High Income Fund, the U.S. Equity Funds and Global Equity Fund through [February 28, 2011], so that the total annual operating expenses of the Funds are limited to certain basis points of the average daily net assets of each Fund, as specified in the table below minus any Acquired Fund Fees and Expenses, which are expenses directly borne by the Funds through investments in certain pooled investment vehicles. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. These Funds have agreed to repay the Adviser for expenses reimbursed to the Funds provided that repayment does not cause these Funds’ annual operating expenses to exceed the expense limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

	Class A	Class I

Total Return Bond Fund	0.69%	0.44%
Global High Income Fund	1.00%	0.75%
U.S. Microcap Fund	1.80%	1.50%
U.S. Smallcap Fund	1.50%	1.20%
U.S. Midcap Fund	1.35%	1.05%
U.S. Multicap Fund	1.30%	1.00%
Global Equity Fund	1.40%	1.15%

In addition, effective May 1, 2008, the Adviser agreed to waive a portion of its management fees for each of the Funds at the annual rate of 0.005% of the respective Fund’s average daily net assets. This waiver may be terminated at anytime by the Board.

The following table states the fees paid pursuant to the Advisory Agreements for the last three fiscal years ended October 31, for each of the Funds.

International Equity Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$204,020,950		$0		$204,020,950
Year Ended 10/31/08		$186,511,943		$478,801		$186,033,142
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

International Equity Fund II	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$53,422,713		$0		$53,422,713
Year Ended 10/31/08		$85,993,745		$239,239		$85,754,506
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

Total Return Bond Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$3,144,621		$698,492		$2,446,129
Year Ended 10/31/08		$4,647,521		$249,632		$4,397,889
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

Global High Income Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$1,244,480		$301,788		$942,692
Year Ended 10/31/08		$2,137,505		$178,705		$1,958,800
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

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U.S. Microcap Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$87,762		$115,922		$(28,160)
Year Ended 10/31/08		$74,496		$118,554		$(44,058)
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

U.S. Smallcap Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$71,635		$114,682		$(43,047)
Year Ended 10/31/08		$67,048		$120,922		$(53,874)
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

U.S. Midcap Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$56,068		$108,233		$(52,165)
Year Ended 10/31/08		$50,906		$110,347		$(59,441)
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

U.S. Multicap Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$52,947		$107,939		$(54,992)
Year Ended 10/31/08		$46,834		$113,035		$(66,201)
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

Global Equity Fund	Gross		Waiver/Reimbursement*		Net

Year Ended 10/31/07		$647,059		$377,251		$269,808
Year Ended 10/31/08		$851,891		$267,296		$584,595
Year Ended 10/31/09	$	[_________]	$	[______]	$	[_________]

* Effective May 1, 2008, the Adviser agreed to waive a portion of its investment advisory fee for each of the Funds at the annual rate of 0.005% of the respective Fund’s average daily net assets.

In addition to the Adviser’s waivers and reimbursements, the Adviser and its affiliates may pay from their own resources compensation for marketing, and/or investor servicing including but not limited to handling potential investor questions concerning the Funds, assistance in the enhancement of relations and communications between the Funds and investors, assisting in the establishment and maintenance of investor accounts with the Funds and providing such other services that in the Adviser’s view will assist a Fund’s investors in establishing and maintaining a relationship with the Fund. See “Processing Organization Support Payments.”

PORTFOLIO MANAGERS

Messrs. Pell and Younes are responsible for the day-to-day management of the International Equity Fund and International Equity Fund II. Messrs. Quigley and Pell are responsible for the day-to-day management of the Total Return Bond Fund. Mr. Hopper is responsible for the day-to-day management of the Global High Income Fund. Mr. Dedio is responsible for the day-to-day management of U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund. Messrs. Younes and Walter are responsible for the day-to-day management of the Global Equity Fund. The information provided below is as of October 31, 2009. Each portfolio manager is responsible for advising the following types of accounts:

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Portfolio Managers	Registered Investment Companies			Pooled Funds			Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)

International Equity Fund and International Equity Fund II
Rudolph-Riad Younes	[10]	$	[_____]	[12]	$	[_____]	[90]	$	[_________]
Richard Pell	[10]	$	[_____]	[11]	$	[_____]	[83]	$	[_________]

Total Return Bond Fund
Donald Quigley	[1]	$	[_____]	[4]	$	[_____]	[5]	$	[_________]
Richard Pell	[10]	$	[_____]	[11]	$	[_____]	[83]	$	[_________]

Global High Income Fund
Greg Hopper	[1]	$	[_____]	[3]	$	[_____]	[1]	$	[_________]

U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund
Samuel Dedio	[4]	$	[_____]	[1]	$	[_____]	[4]	$	[_________]

Global Equity Fund
Keith Walter	[1]	$	[_____]	[3]	$	[_____]	[3]	$	[_________]
Rudolph-Riad Younes	[10]	$	[_____]	[12]	$	[_____]	[90]	$	[_________]

Other Accounts Managed with a Performance-Based Advisory Fee (as of October 31, 2009), a subset of the prior table.

Portfolio Managers	Registered Investment Companies			Pooled Funds			Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)

International Equity Fund and International Equity Fund II
Rudolph-Riad Younes	[0]	$	[0]	[0]	$	[0]	[4]	$	[____]
Richard Pell	[0]	$	[0]	[0]	$	[0]	[4]	$	[____]

Total Return Bond Fund
Donald Quigley	[0]	$	[0]	[0]	$	[0]	[0]	$	[0]
Richard Pell	[0]	$	[0]	[0]	$	[0]	[4]	$	[____]

Global High Income Fund
Greg Hopper	[0]	$	[0]	[0]	$	[0]	[0]	$	[0]

U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund
Samuel Dedio	[0]	$	[0]	[0]	$	[0]	[0]	$	[ 0]

Global Equity Fund
Keith Walter	[0]	$	[0]	[0]	$	[0]	[0]	$	[0]
Rudolph-Riad Younes	[0]	$	[0]	[0]	$	[0]	[4]	$	[____]

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Portfolio Manager Compensation (as of October 31, 2009)

	Structure of Compensation for Managing	Specific Criteria	Difference in Methodology of Compensation with Other Accounts Managed (relates to the “Other Accounts” mentioned in the chart above)

International Equity Fund and International Equity Fund II

Rudolph-Riad Younes	Salary Profit Sharing* Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

Richard Pell	Salary Profit Sharing* Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

Total Return Bond Fund

Donald Quigley	Salary Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

Richard Pell	Salary Profit Sharing* Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

Global High Income Fund

Greg Hopper	Salary Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, and U.S. Multicap Fund

Samuel Dedio	Salary Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

Global Equity Fund

Keith Walter	Salary Bonus Deferred Compensation Employee Stock Purchase Plan	Fixed Compensation Performance Fixed Compensation Tenure	None

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	Structure of Compensation for Managing	Specific Criteria	Difference in Methodology of Compensation with Other Accounts Managed (relates to the “Other Accounts” mentioned in the chart above)

	Pension/401(k) Plans Retirement Plans	Tenure Tenure

Rudolph-Riad Younes	Salary Profit Sharing* Bonus Deferred Compensation Employee Stock Purchase Plan Pension/401(k) Plans Retirement Plans	Fixed Compensation Fixed Compensation Performance Fixed Compensation Tenure Tenure Tenure	None

* In addition to participating in the annual revenues generated by their division, Messrs. Younes and Pell receive an equity-like interest in the division’s enterprise value. The two components of the compensation program are designed to reward the managers’ long-term performance.

Beneficial Ownership by Portfolio Managers (as of October 31, 2009)

Name of Portfolio Manager	Beneficial Ownership

Samuel Dedio	[U.S. Microcap Fund]
[$50,001-$100,000 ]
[U.S. Smallcap Fund]
[$50,001-$100,000]
[U.S. Midcap Fund]
[$100,001-$500,000]
[U.S. Multicap Fund]
[$10,001-$50,000]

Greg Hopper	[International Equity Fund]
[$50,001-$100,000]
[Total Return Bond Fund]
[$10,001-$50,000]
[Global High Income Fund]
[$50,001-$100,000]
[Global Equity Fund]
[$50,001-$100,000]

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Name of Portfolio Manager	Beneficial Ownership

Richard Pell	[International Equity Fund]
[Over $1,000,000]
[International Equity Fund II]
[$10,001-$50,000]
[Total Return Bond Fund]
[$50,001-$100,000]
[Global High Income Fund]
[$500,001-$1,000,000]
[U.S. Microcap Fund]
[$50,001-$100,000]
[U.S. Midcap Fund]
[$50,001-$100,000]

Donald Quigley	[International Equity Fund]
[$100,001-$500,000]
[Total Return Bond Fund]
[$50,001-$100,000]
[Global High Income Fund]
[$100,001-$500,000]
[U.S. Microcap Fund]
[$1-$10,001]
[U.S. Smallcap Fund]
[$1-$10,001 ]
[Global Equity Fund]
[$10,001-$50,000]

Rudolph-Riad Younes	[International Equity Fund]
[Over $1,000,000]
[International Equity Fund II]
[$10,001-$50,000]
[Total Return Bond Fund]
[$50,001-$100,000]

Keith Walter	[International Equity Fund]
[$100,001-$500,000]
[Global High Income Fund]
[$10,001-$50,000]
[Global Equity Fund]
[$10,001-$50,000]

Conflicts of Interest

As detailed in the table above, certain portfolio managers of the Funds also manage other portfolios for accounts with investment strategies that are similar to those of the Funds. These other portfolios (each, a “Portfolio” and collectively, the “Portfolios”) may include separate accounts, registered investment companies and unregistered pooled funds. It is possible that real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more then one Fund or Portfolio. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Fund and other Portfolios that they may advise. The management of multiple Funds and Portfolios may give rise to potential conflicts of interest if the Funds and Portfolios have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple Funds and Portfolios. In some cases, a Portfolio managed by the same portfolio manager may compensate the Adviser based on the performance of the Portfolio. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

As Messrs. Younes and Pell receive an equity like interest in the Adviser’s enterprise value, there is a potential conflict that these portfolio managers may have an incentive to allocate securities preferentially to accounts in which the Adviser receives a performance-based fee. In addition, they may have an incentive to allocate securities

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preferentially to the accounts for which the Adviser receives higher investment advisory fees based on the assets under management.

The portfolio managers of the Adviser may manage certain unregistered pooled funds which are hedge fund portfolios with the ability to enter into short positions. The portfolio manager’s ability to short sell securities held long by the Funds may create conflicts of interest. In an effort to mitigate such potential conflicts of interest, the Adviser has adopted side–by–side trade allocation procedures, which also include a prohibition on shorting securities on behalf of a portfolio that the Funds hold long. Such inherent conflicts of interests and risks will also be addressed in both the Adviser’s and the Funds’ Compliance Programs.

The Adviser and its affiliates may, during their routine research and trading activities on behalf of clients, including the Funds, encounter material non-public information. Artio Global has policies and procedures that require that transactions in securities for which the firm has acquired material non-public information are temporarily restricted until the information is otherwise made public or is no longer material. As a result, there may be periods when the Adviser or its affiliates may not be able to effect transactions on behalf of its clients, including the Funds, in the security of a company for which the Adviser or one of its affiliates is in possession of material non-public information, thereby, possibly causing a Fund to potentially miss an investment opportunity.

Certain employees of the Adviser may seek to participate on certain bond or shareholder committees and in that role may effectively come into possession of material nonpublic information. The Adviser has adopted information barriers procedures reasonably designed to help assist the Adviser and its employees to avoid situations that might create an appearance of impropriety with respect to such information, and enable, when appropriate, the Adviser to continue advising its clients, including the Funds, on such holdings when employees of the Adviser participate on such committees.

The Global High Income Fund invests in both bond and loan investments with the capacity of both lender and buyer. In certain cases, the portfolio management team may be in receipt of confidential information which may raise inherent conflict of interests since the same person who has access to confidential information on a loan may also be making investment decisions in that issuer’s publicly traded bonds. In an effort to mitigate this conflict, the Adviser has adopted compliance procedures to ensure that either (i) members of the portfolio management team do not become aware of syndicate information containing material non-public information, or (ii) should a member of the portfolio investment team elect to receive such information they refrain from trading such securities. As, and to the extent, required by law, the Adviser’s ability to trade in these loans for the account of a Fund could potentially be limited by it’s possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The Adviser has implemented a firm-wide compliance culture, compliance procedures, systems and safeguards designed to protect against potential incentives that may favor Portfolios and Funds over one another. Additionally, the Adviser has adopted policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that the Funds and Portfolios are treated equitably over time.

ADMINISTRATOR AND CUSTODIAN

Pursuant to Administration Agreements and Custodian Agreements, State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator and Custodian to the Funds.

For its services as custodian and for administrative, fund accounting and other services, each Fund pays State Street an annual fee based on the Funds’ average daily net assets equal to 0.03% on the first $7.5 billion in assets and 0.025% on assets over $7.5 billion. In addition, each Fund of the Trust pays an annual fee of $7,500 for each share class in excess of two. The Global Equity Fund and any proposed new funds are subject to an annual minimum fee of $80,000. Under each Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of a Fund, (b) holds and transfers portfolio securities on account of a Fund, (c) makes receipts and disbursements of money on behalf of a Fund, (d) collects and receives all income and other payments and distributions on account of a Fund’s portfolio securities and (e) makes periodic reports to each Board concerning the Funds’ operations.

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State Street is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of a Fund, subject to the oversight of the each Board. The assets of the Funds are held under bank custodianship in accordance with the 1940 Act.

Rules adopted under the 1940 Act permit a Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. The Funds’ portfolios of non-U.S. securities are held by sub-custodians, which are approved by the Trustees or Directors or a foreign custody manager appointed by the Trustees or Directors in accordance with these rules. Each Board has appointed State Street and the Adviser to be its foreign custody managers with respect to the placement and maintenance of assets in the custody of eligible foreign banks and foreign securities depositories, respectively. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian’s practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

The following table states the fees paid pursuant to the Administration Agreements and Custodian Agreements for the last three fiscal years ended October 31, for each of the Funds.

International Equity Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$21,689,037		$12,363,639		$9,325,398
Year Ended 10/31/08		$20,293,221		$20,051,811		$241,410
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

International Equity Fund II	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$5,049,511		$1,073,479		$3,976,032
Year Ended 10/31/08		$7,585,167		$7,203,830		$381,337
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

Total Return Bond Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$320,139		$24,464		$295,675
Year Ended 10/31/08		$458,698		$9,629		$449,069
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

Global High Income Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$133,807		$9,253		$124,554
Year Ended 10/31/08		$184,164		$51,546		$132,618
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

U.S. Microcap Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$24,998		$0		$24,998
Year Ended 10/31/08		$38,958		$0		$38,958
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

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U.S. Smallcap Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$23,236		$0		$23,236
Year Ended 10/31/08		$44,108		$0		$44,108
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

U.S. Midcap Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$19,730		$0		$19,730
Year Ended 10/31/08		$31,898		$221		$31,677
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

U.S. Multicap Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/07		$21,368		$0		$21,368
Year Ended 10/31/08		$33,681		$0		$33,681
Year Ended 10/31/09	$	[___ __]	$	[ ]	$	[_____ ]

Global Equity Fund	Gross		Custodial Offset Arrangement		Net

Year Ended 10/31/06		$280,519		$10,396		$270,123
Year Ended 10/31/07		$291,945		$14,844		$277,101
Year Ended 10/31/08		$388,616		$45,370		$343,246
Year Ended 10/31/09	$	[______]	$	[ ]	$	[_____ ]

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”) serves as the principal distributor of each class of shares of the trust and GEF. The principal executive offices of the Distributor are located at 615 East Michigan Street, Milwaukee, WI 53202. Pursuant to separate Distribution Agreements between the Trust, GEF and the Distributor, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Trust may enter into distribution agreements, shareholder servicing agreements or administrative agreements (“Agreements”) with certain financial institutions (“Processing Organizations”) to perform certain distribution, shareholder servicing, administrative and accounting services for their customers (“Customers”) who are beneficial owners of shares of the Funds. A Processing Organization (for example, a mutual fund supermarket) includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Funds and/or the Adviser. A Processing Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Processing Organization and the Customer, with respect to the cash management or other services provided by the Processing Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Processing Organization should read the Prospectus and SAI in conjunction with the service agreements and other literature describing the services and related fees that will be provided by the Processing Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the services of Processing Organizations.

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DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Each Fund has adopted a Distribution and Shareholder Services Plan (collectively, the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A shares. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by FINRA.

Under the Plans, each Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund’s average daily net assets attributable to the Class A shares for services provided under the Plan. The fee may be paid to Processing Organizations and/or others for providing services primarily intended to result in the sale of Class A shares as well as certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.

Services under the Plans include the distribution of shares, the processing of shareholder transactions, other shareholder services not covered by the Funds’ transfer agent, advertisement, printing costs and website costs.

The Plans are compensation plans, which provide for the payment of a specified fee without regard to the actual expense incurred by the Distributor. If the Plans were terminated by the Boards and successor plans were adopted, that Fund would cease to make payments under the Plans and the Distributor would be unable to recover any unreimbursed expenses.

The Plans will continue in effect for so long as their continuance is specifically approved at least annually by each Board, including a majority of the Independent Board members who have no direct or indirect financial interest in the operation of such Plans. The Plans may be terminated at any time, without penalty, by vote of a majority of the Trustees or Directors or by a vote of a majority of the outstanding voting shares of the Trust or the Global Equity Fund that have invested pursuant to such Plans. No Plans may be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby. Material amendments of the Plans must also be approved by the Trustees or Directors as provided in Rule 12b-1.

The International Equity Fund is closed to new shareholders (at the account level). As a result, all 12b-1 payments made by the International Equity Fund are only to compensate certain financial institutions for shareholder servicing and/or asset retention.

No interested person of the Trust, the Global Equity Fund, or any Independent Board member has any direct or indirect financial interest in the operation of the Plans except to the extent that the Distributor and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans.

For the fiscal year ended October 31, 2009, the Funds paid the following amounts in distribution and shareholder servicing fees attributable to the Class A shares:

International Equity Fund	$	[________ ]
International Equity Fund II	$	[____ ____]
Total Return Bond Fund	$	[_______]
Global High Income Fund	$	[_______]
U.S. Microcap Fund	$	[_____]
U.S. Smallcap Fund	$	[_____]
U.S. Midcap Fund	$	[_____]
U.S. Multicap Fund	$	[_____]
Global Equity Fund	$	[______]

PROCESSING ORGANIZATION SUPPORT PAYMENTS AND OTHER ADDITIONAL COMPENSATION ARRANGEMENTS

Artio Global or one or more of its affiliates (for this section only, “Artio Global”) also may make additional payments to Processing Organizations out of their own resources under the categories described below. These

69

categories are not mutually exclusive, and a single Processing Organization may receive payments under the categories below:

Marketing Support Payments

Artio Global may make payments from its own resources to key Processing Organizations who are holders or dealers of record for accounts in one more of the Funds and classes. A Processing Organization’s marketing support services may include business planning assistance, educating Processing Organization personnel about the Funds and shareholder financial planning needs, placement on the Processing Organization’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the Processing Organization. Artio Global compensates Processing Organizations differently depending upon, among other factors, the level and/or type of marketing support provided by the Processing Organization. In the case of any one Processing Organization, marketing support payments, with certain limited exceptions, will not exceed 0.25% of the total net assets of each Fund attributable to the Processing Organization on an annual basis.

Program Servicing Payments

Artio Global also may make payments from its own resources to certain Processing Organizations who sell Funds through programs such as retirement plan programs, qualified tuition programs or bank trust programs. A Processing Organization may perform program services itself or may arrange with a third party to perform program services. In addition to participant record keeping, reporting, or transaction processing, retirement program services may include services related to administration of the program (such as plan level compliance, audit, account reconciliation, etc.), or participant recordkeeping, reporting and processing. Payments of this type may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis.

Other Cash Payments

From time-to-time, Artio Global, at its own expense, may provide additional compensation to Processing Organizations or other third-parties, which sell or arrange for the sale of shares of the Funds. Artio Global may also make payments to certain other third-parties that currently or in the past have sold, arranged for the sale, or assisted in the sale of shares of the Fund. Such payments to these third parties may be in the form trail or other similar payments and will vary, but typically will not exceed 0.25% of the total net assets of each Fund attributable to that third party. Such compensation provided by Artio Global to Processing Organizations may include financial assistance to Processing Organizations that enable Artio Global to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other Processing Organization-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA. Artio Global makes payments for events it deems appropriate, subject to Artio Global guidelines and applicable law. These payments may vary depending on the nature of the event.

You can ask your Processing Organization for information about any payments received from Artio Global and any services provided.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) serves as the Funds’ transfer and dividend disbursing agent. The Transfer Agent’s principal executive offices are located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Pursuant to the Transfer Agency Agreements, the Transfer Agent (a) issues and redeems shares of the Funds, (b) addresses and mails all communications by the Funds to record owners of Funds’ shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to each Board concerning the Funds’ operations.

CODE OF ETHICS

The Funds have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, the Adviser has adopted a Code under Section 204 of the Investment Adviser Act governing the personal investment activity by investment company

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personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

PROXY VOTING PROCEDURES

The Funds have delegated proxy voting responsibilities to the Adviser subject to the Board’s general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Funds’ and their shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has retained RiskMetrics Group to serve as its proxy service provider and intends to vote in accordance with RiskMetrics Group’s recommendations to address, among other things, any material conflict of interest that may arise between the interests of the Funds and the interests of the Adviser or its affiliates. However, a portfolio management team of the Adviser may determine under certain circumstances to vote contrary to a RiskMetrics Group recommendation if believed not in the best interests of the Funds and their shareholders. In such circumstances, the Adviser will follow the firm’s Proxy Policy and Procedures which includes a Proxy Voting Working Group comprised of compliance and operational personnel responsible for granting final approval to the Adviser voting contrary to any RiskMetrics Group recommendation. A summary of RiskMetrics Group’s Proxy Voting Guidelines for the Funds is provided in Appendix B of this SAI.

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (1) on the Funds’ website at www.artiofunds.com and (2) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent year ended June 30 is available via the methods noted above.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds’ Adviser is responsible for establishing, reviewing and, where necessary, modifying a Fund’s investment program to achieve its investment objective. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or OTC, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer’s mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

The Funds’ Adviser will select specific portfolio investments and effect transactions for each Fund. The Adviser will use its best efforts to seek the best overall terms available and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to a Fund and/or other accounts over which the Adviser exercises investment discretion. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund. The fee to the Adviser under its Advisory Agreements with the Funds is not reduced by reason of its receiving any brokerage and research services.

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Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. Investments made simultaneously with other clients that are (blocked) and executed with a particular broker may be averaged as to price and available investments allocated as to amount, in a manner which a Fund’s Adviser believes to be equitable to each client, including a Fund. When possible, investments made simultaneously with other clients are allocated on a pro-rata basis with a minimum fill size. Partially filled orders below the minimum fill size may be allocated based on an alternative allocation methodology. There may be instances where the Funds may not be allocated an investment, with limited availability, due to the appetite of other client accounts of the Adviser with similar investment objectives. The Adviser has implemented procedures to ensure that, over time, all client accounts including the Funds will be treated fairly and equitably. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Funds’ Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

Any portfolio transaction for a Fund may be executed through the Distributor or any affiliates of the Adviser if, in the Adviser’s judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges a Fund a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions.

International Equity Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$39,170,480		$0	0%		$21,593,406,042	0%
10/31/08		$24,992,209		$0	0%		$19,842,042,448	0%
10/31/09	$	[________]	$	[ _____]	[_] %	$	[___________]	[_] %

International Equity Fund II

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$16,384,062		$0	0%		$10,911,158,548	0%
10/31/08		$13,958,966		$0	0%		$12,139,150,116	0%
10/31/09	$	[________]	$	[ _____]	[_] %	$	[___________]	[_] %

Total Return Bond Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$0		$0	0%		$0	0%
10/31/08		$0		$0	0%		$0	0%
10/31/09	$	[_____]	$	[ _____]	[_] %	$	[______]	[_] %

Global High Income Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$19,992		$0	0%		$10,131,435	0%
10/31/08		$7, 964		$0	0%		$2,884,419	0%
10/31/09	$	[________]	$	[ _____]	[_] %	$	[___________]	[_] %

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U.S. Microcap Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$38,491		$0	0%		$21,129,548	0%
10/31/08		$64,739		$0	0%		$24,912,694	0%
10/31/09	$	[________]	$	[ _____]	[_] %	$	[___________]	[_] %

U.S. Smallcap Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$35,209		$0	0%		$30,128,838	0%
10/31/08		$67,582		$0	0%		$35,412,598	0%
10/31/09	$	[________]	$	[ _____]	[_] %	$	[___________]	[_] %

U.S. Midcap Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$21,639		$0	0%		$20,153,147	0%
10/31/08		$32,252		$0	0%		$25,856,731	0%
10/31/09	$	[________]	$	[ _____]	[_] %	$	[___________]	[_] %

U.S. Multicap Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$19,505		$0	0%		$20,758,659	0%
10/31/08		$25,343		$0	0%		$26,213,328	0%
10/31/09	$	[____ ]	$	[ _____]	[_] %	$	[___________]	[_] %

Global Equity Fund

Fiscal Year Ended	Total Brokerage Commissions		Brokerage Commissions to Affiliates of the Adviser and Percentage of the Total Broker Commissions Paid			Total Amount of Transaction on which Brokerage Commissions were Paid and Percentage Which Involved Payment of Commissions Effected through Affiliated Persons

10/31/07		$242,962		$0	0%		$257,202,662	0%
10/31/08		$341,225		$0	0%		$345,334,215††††	0%
10/31/09	$	[______]	$	[ _____]	[_] %	$	[___________]	[_] %

As of October 31, 2009, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in the 1940 Act, as follows:

Fund	Name	Amount

International Equity Fund	[State Street Bank and Trust Co.]	$	[_________]
[Deutsche Bank]
[Citigroup, Inc.]

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International Equity Fund II	[State Street Bank and Trust Co.]	$	[__________]
[Citigroup, Inc.]
[Deutsche Bank]

Total Return Bond Fund	[Morgan Stanley & Co., Inc.]	$	[__________]
[Credit Suisse Group]
[JPMorgan Chase & Co.]
[Merrill Lynch, Pierce, Fenner and Smith, Inc.]
[Citigroup, Inc.]
[State Street Bank and Trust Co.]
[Deutsche Bank]

Global High Income Fund	[State Street Bank and Trust Co.]	$	[__________]
[JPMorgan Chase & Co.]
[Citigroup, Inc.]

U.S. Microcap Fund	[State Street Bank and Trust Co.]	$	[__________]

U.S. Smallcap Fund	[State Street Bank and Trust Co.]	$	[__________]

U.S. Midcap Fund	[State Street Bank and Trust Co.]	$	[__________]
[Morgan Stanley & Co., Inc.]

U.S. Multicap Fund	[State Street Bank and Trust Co.]	$	[__________]
[Citigroup, Inc.]
[Morgan Stanley & Co., Inc.]
[Goldman Sachs & Co.]
Global Equity Fund	[State Street Bank and Trust Co.]	$	[__________]
[JPMorgan Chase & Co.]

In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal in the absence of an exemptive order from the SEC unless otherwise permitted by the SEC or permitted by law.

Each Board has adopted a policy allowing trades to be made between a Fund and a registered investment company or series thereof that is an affiliated person of the Fund (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Fund may buy a security from or sell a security to another registered investment company or a private account managed by the Adviser.

A Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interest.

COMMISSION RECAPTURE PROGRAMS

The Boards of the Trust and Global Equity Fund each have adopted a commission recapture program. Under the programs, a percentage of commissions generated by the portfolio transactions of a Fund is rebated to that Fund by the broker-dealers and credited to short-term security gain/loss.

CAPITAL STOCK

Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The authorized capital stock of the Global Equity Fund currently consists of 25,000,000,000 shares of Class A Common Stock, and 25,000,000,000 shares of Class I Common Stock, each having a par value of $.001 per share. The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval.

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When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. There will normally be no meeting of shareholders/stockholders for the purpose of electing Trustees/Directors for the Fund, unless and until such time as less than a majority of the Trustees/Directors holding office have been elected by shareholders/stockholders. The Trustees or Directors will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust’s or the Global Equity Fund’s outstanding shares. The 1940 Act requires a shareholder vote under certain circumstances, including changing any fundamental policy of a Fund. The Trustees or Directors shall cause each matter required or permitted to be voted upon at a meeting or by written consent of shareholders to be submitted to a vote of all classes of outstanding shares entitled to vote, irrespective of class, unless the 1940 Act or other applicable laws or regulations require that the actions of the shareholders be taken by a separate vote of one or more classes, or the Trustees or Directors determine that any matters to be submitted to a vote of shareholders affects only the rights or interests of one or more classes of outstanding shares. In that case, only the shareholders of the class or classes so affected shall be entitled to vote on the matter.

Each Fund share representing interests in a Fund, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after the discharge of all charges, taxes, expenses and liabilities.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees or Directors can elect all Trustees or Directors. In the case of the Trust, shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are redeemable and transferable but have no preemptive, conversion or subscription rights.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each Agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

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CONTROL PERSONS

Control Persons of the Funds

As of February 5, 2010, the entities listed below owned more than 25% of the outstanding shares of the respective Funds, and as such, could be deemed to control those Funds within the meaning of the 1940 Act. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. Shareholders owning 10% or more of the outstanding shares of a Fund may be able to call meetings without the approval of other investors in the Funds.

NAME AND ADDRESS OF OWNER *	PERCENT OF FUND

INTERNATIONAL EQUITY FUND [Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

GLOBAL HIGH INCOME FUND [Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

U.S. MICROCAP FUND ** [Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

U.S. SMALLCAP FUND [The Northern Trust Corporation PO Box 92956 Chicago, IL 60675-0001]	%

U.S. MIDCAP FUND [Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

U.S. MULTICAP FUND [Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

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*	Each of these entities is the shareholder of record for its customers, and may disclaim any beneficial ownership therein.

As of February 5, 2010, to the knowledge of the Funds no entity owned more than 25% of the outstanding shares of the International Equity Fund II, Total Return Bond Fund or Global Equity Fund, and as such, could be deemed to control the International Equity Fund II, Total Return Bond or Global Equity Fund within the meaning of the 1940 Act.

Principal Holders of the Funds

As of February 5, 2010, to the knowledge of the Funds the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below:

FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

INTERNATIONAL EQUITY FUND

Class A	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

Class I	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[Prudential Investment Management Service Attn: Pruchoice Unit Mail Stop NJ-05-11-20 100 Mulberry St Gateway Ctr. Iselin, NJ 08830]	%

INTERNATIONAL EQUITY FUND II

Class A	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

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FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[Fidelity Investments Institutional Operations Company, Inc. 100 Magellan Way Covington. KY 41015]	%

Class I	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[Prudential Investment Management Service Attn: Pruchoice Unit Mail Stop NJ-05-11-20 100 Mulberry St Gateway Ctr. Iselin, NJ 08830]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[Wachovia Bank 1525 West WT Harris Blvd. Charlotte, NC 28288]	%

TOTAL RETURN BOND FUND

Class A	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[PFPC Wrap Services FBO Morningstar MP Clients 760 Moore Road King of Prussia, PA 19406]	%

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FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

	[Ameritrade Inc. PO Box 2226 Omaha. NE 68103]	%

Class I	[Wachovia Bank 1525 West WT Harris Blvd. Charlotte, NC 28288]	%

	[Prudential Investment Management Service Attn: Pruchoice Unit Mail Stop NJ-05-11-20 100 Mulberry St Gateway Ctr. Iselin, NJ 08830]	%

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

GLOBAL HIGH INCOME FUND

Class A	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[Ameritrade Inc. PO Box 2226 Omaha. NE 68103]	%

	[PFPC Wrap Services FBO Morningstar MP Clients 760 Moore Road King of Prussia, PA 19406]	%

Class I	[National Financial Services LLC One World Financial Center	%

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FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

200 Liberty Street New York, NY 10281]

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[Patterson & Co. Omnibus Cash/Check 1525 West WT Harris Blvd. Charlotte, NC 28288]	%

	[SEI Private Trust Co. One Freedom Valley Drive Oaks, PA 19456]	%

U.S. MICROCAP FUND

Class A	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

Class I	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

U.S. SMALLCAP FUND

Class A	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

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FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

Class I	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

U.S. MIDCAP FUND

Class A	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

Class I	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

U.S. MULTICAP FUND

Class A	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

Class I	[Julius Baer Bank and Trust Co LTD Cayman Islands P.O. Box 1100GT Regatta Office Park, Grand Cayman, Cayman Islands]	%

	[Charles Schwab & Co Inc. Special Custody Account	%

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FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]

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FUND NAME AND SHARE CLASS	NAME AND ADDRESS OF OWNER*	PERCENT OF CLASS

GLOBAL EQUITY FUND

Class A	[Charles Schwab & Co Inc. Special Custody Account ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104]	%

	[National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281]	%

	[Ameritrade Inc. PO Box 2226 Omaha. NE 68103]	%

Class I	[Bank of New York Mellon FBO Northampton County 669 Washington Street Easton, PA 18042]	%

	[Rose Foundation 600 South Cherry Street Suite 1200 Denver, CO 80246]	%

	[Union Bank PO Box 85484 San Diego, CA 92186]	%

	[Merrill Lynch Pierce, Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246]	%

	[MAC & Co. Mutual Fund Ops-TC PO Box 3198 Pittsburgh, PA 15230]	%

	[Salient Trust Co. 4265 San Felipe 8th Floor Houston, TX 77027]	%

*	Each of these entities is the shareholder of record for its customers, and may disclaim any beneficial ownership therein.

          [As of February 5, 2010, the officers and the members of the Boards of the Artio Global Funds as a group owned less than 1% of the Artio Global Funds’ total shares outstanding.]

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem shares and how such shares are priced is included in the Prospectus.

Portfolio Valuation

Each Fund calculates the NAV per share, generally using market prices, by dividing the total value of a Fund’s net assets by the number of the shares outstanding. NAV is calculated separately for each Class of a Fund. The Prospectus discusses the time at which the NAV of the Funds is determined for purposes of effecting subscriptions and redemptions. The following is a description of the procedures used by the Funds to value their assets and liabilities.

General Valuation Information

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of its portfolio securities. A security, which is listed or traded on more than one exchange, is valued at the quotation on the exchange determined to be the local market in which a fund holds such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against the U.S. dollar (as quoted by WM/Reuters as of 11:00 a.m., EST for equity funds and as of 4:00 p.m., EST for fixed income funds). If market quotations for such securities are not available, the rate of exchange will be determined in good faith by the Adviser’s Pricing Committee (“Pricing Committee”) in accordance with valuation procedures (the “Valuation Procedures”) approved by the Boards. The Funds have engaged a fund accounting agent (the “Fund Accounting Agent”) to calculate and keep a record of each Fund’s daily NAV. The Fund Accounting Agent will obtain prices for portfolio securities and other investments and currency exchange rates from pricing or market quotation services (collectively, an “Authorized Pricing Service”) approved by the Boards.

Each Fund’s assets for which market quotations are readily available are assigned a fair market value based on quotations provided by pricing services or securities dealers. Equity investments are generally valued using the last sale price or official closing price of the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current bid and ask quotes.

Fixed income securities are generally valued using prices provided directly by an Authorized Pricing Service or from one or more broker dealers or market makers, in accordance with the Valuation Procedures. The Authorized Pricing Services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost. To the extent that each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

Fair Value

When market quotations are not readily available, or if the Adviser believes that such market quotations are not accurate, the fair value of a Fund’s assets will be determined by the Pricing Committee in accordance with the Valuation Procedures. Under the Valuation Procedures, the Pricing Committee may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if a market quotation from a broker-dealer or other source is unreliable, or where the security or other asset is thinly traded. For options, swaps and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Adviser monitors for developments in the marketplace globally for circumstances which may present a significant event. The Fund Accounting Agent also monitors the marketplace globally for such developments and notifies the Adviser if such developments are identified. The Pricing Committee may adjust previous closing prices of domestic or foreign securities in light of significant events in order to reflect the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular

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market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; natural or man made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include but are not limited to corporate actions such as reorganizations, mergers and buyouts; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; trading limits; or suspensions.

For certain non-U.S. securities, the Boards have approved a third party vendor to supply evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the non-U.S. markets have closed. This fair value pricing methodology is designed to correlate the prices of foreign securities following the close of local markets to prices that might have prevailed at the time a Fund is priced. Fair value pricing of foreign securities may cause the value of such securities to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Fund’s NAV. Certain Funds may fair value securities in other situations, for example, when a foreign market is closed but the Fund is open.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the fair values were used in determining a Fund’s NAV. As a result, a subscription or redemption of Fund shares at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAVs by short-term traders. While the Funds have policies regarding excessive trading, they may not be effective in preventing NAV arbitrage trading, particularly through omnibus accounts.

The Boards monitor the Adviser’s adherence to the Valuation Procedures and periodically review fair value decisions made by the Pricing Committee. The Boards have established Valuation Committees in order to delegate the authority and responsibility to oversee the implementation of, and adherence to the Valuation Procedures. The pricing methodologies utilized by the Authorized Pricing Service are reviewed periodically by the Pricing Committee under the general supervision of the Valuation Committees, which may replace any Authorized Pricing Service, at any time. The Pricing Committee’s primary responsibility is daily oversight of the generation of accurate NAV calculations, reasonable fair value determinations, and adherence to the Valuation Procedures.

REDEMPTIONS IN KIND

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-dayperiod for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

LIMITATIONS ON REDEMPTIONS

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

The Funds’ Boards have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any

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purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary. See “Excessive Purchases and Redemptions or Exchanges” below for further information.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current NAV; the proceeds are immediately invested, at the price as determined above, in shares of a Fund being acquired. Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE

Shareholders of record may exchange shares of a Fund for shares of the appropriate class of any other Fund of the Artio Global Investment Funds (with the exception of the International Equity Fund, which is limited to exchanges by existing shareholders of this Fund) or the Artio Global Equity Fund Inc. on any business day, by contacting the Transfer Agent directly to the extent such shares are offered for sale in the shareholder’s state of residence. Shareholders may exchange their shares on the basis of relative NAV at the time of exchange. A $5.00 fee will be charged for every exchange made via telephone, provided that the registration remains identical.

The exchange privilege enables shareholders to acquire shares in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Fund.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

The Funds’ Boards have adopted and implemented policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.

Risks Associated With Excessive or Short-Term Trading

To the extent that the Funds or their agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund’s portfolio. For example, such practices may result in a Fund maintaining higher cash balances, using its line of credit to a greater extent, or engaging in more frequent or different portfolio transactions than it otherwise would. Increased portfolio transactions or greater use of the line of credit could correspondingly increase a Fund’s operating costs and decrease the Funds’ investment performance; maintenance of higher cash balances could result in lower Fund investment performance during periods of rising markets.

In addition, to the extent that a Fund significantly invests in foreign securities traded on markets which may close prior to the time the Fund determines its NAV (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the Funds’ valuation time that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Funds’ valuation time (referred to as time zone arbitrage).

High yield bonds (commonly known as junk bonds) often infrequently trade. Due to this fact, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. The Funds have procedures designed to adjust closing market prices of securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the Funds’ valuation time. To the extent that a

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Fund does not accurately value securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Smaller capitalization stocks generally trade less frequently. Certain investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio, particularly in comparison to funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large or frequent redemption requests.

The Funds have procedures designed to adjust (or “fair value”) the closing market prices of securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the Funds’ valuation time. To the extent that a Fund imperfectly fair values securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

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Policy Regarding Excessive or Short-Term Trading

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage and do not knowingly accommodate frequent purchases and redemptions of Fund shares. The Funds reserve the right to reject without prior notice any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason, including, among other things, the belief that such individual or group trading activity would be harmful or disruptive to a Fund.

The Funds have adopted a “purchase blocking policy” that prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $5,000 from making an investment in the Funds or making exchanges among Funds for 30 calendar days after such transaction. Third-party intermediaries that hold client accounts as omnibus accounts with the Funds are required to implement this purchase blocking policy or another policy that the Funds determine is reasonably designed to achieve the objective of the purchase blocking policy.

Under the purchase blocking policy, the Fund will not prevent certain purchases and will not block certain redemptions, such as: systematic transactions where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Although the Funds are not utilizing a round-trip policy, the Funds employ procedures to monitor trading activity on a periodic basis in an effort to detect excessive short-term trading activities. The procedures currently are designed to enable the Funds to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Other than the Excessive or Short-Term Trading Policy described above, the Funds have not adopted a specific rule-set to identify such excessive short-term trading activity. However, as a general matter, the Funds will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. If a Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may request that the shareholder or financial intermediary stop such activities, or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder’s trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in any Fund.

If excessive trading is detected in an omnibus account, the Funds shall request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. If the Funds determine that the financial intermediary or plan sponsor has not demonstrated adequately that it has taken appropriate action to curtail the excessive trading, the Funds may consider whether to terminate the relationship. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants may impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Funds to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not

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assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the Funds. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients’ transaction and ownership positions in a manner that does not identify the particular underlying shareholder(s) to a Fund. The Funds comply fully with applicable federal rules requiring them to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of fund shares by underlying beneficial owners through intermediary accounts will be provided to the Funds upon request. However, there can be no guarantee that all excessive, short term, or other trading activity the Funds may consider inappropriate will be detected even with such agreements in place.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading cannot eliminate the possibility that such trading activity in the Funds will occur. The Funds currently do not charge a redemption fee. The Funds reserve the right, however, to impose such a fee or otherwise modify the Policy Regarding Excessive or Short-Term Trading at any time in the future.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund has qualified, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Code. Provided that a Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared. A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

If a Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain, subject to tax distribution requirements, without the concurrent receipt of cash. These investments could also result in the treatment of

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associated capital gains as ordinary income. Each of the Funds may limit or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of default may present special tax issues. Tax rules may not be entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. In the event that a Fund invests in such securities, the Fund will address these and any other issues in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions (capital gain dividends), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 30% “backup withholding tax” with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his or her social security number. The 30% “backup withholding tax” is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Any gain or loss realized by a shareholder upon the sale or other disposition of any class of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

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The Global Equity Fund is organized as a Maryland Corporation and, under current law, the Fund is not liable for any income or franchise tax in the State of Maryland, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

In an effort to utilize capital loss carryforwards, the Funds may engage in enhanced trading activity. This may result in additional trading costs, as well as increased portfolio turnover. As of October 31, 2009, the following Funds had net realized loss carry-forwards for federal income tax purposes.

	Expires in 2009	Expires in 2010	Expires in 2011	Expires in 2016

International Equity Fund	—	—	—	$889,548,240
International Equity Fund II	—	—	—	$1,714,515,520
Global High Income Fund	—	—	—	$1,928,538
U.S. Microcap Fund	—	—	—	$1,304,020
U.S. Smallcap Fund	—	—	—	$1,647,521
U.S. Midcap Fund	—	—	—	$1,141,480
U.S. Multicap Fund	—	—	—	$1,341,576
Global Equity Fund	$78,444,271	$28,922,938	$7,288,718	$19,632,031

The foregoing is only a summary of certain tax considerations generally affecting the Funds and shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[______] serves as the independent registered public accounting firm of the Trust and the Global Equity Fund and performs annual audits of the Funds’ financial statements.

COUNSEL

Bingham McCutchen LLP, 399 Park Avenue, New York, NY 10022-4689, serves as counsel for the Funds.

FINANCIAL STATEMENTS

The Financial Statements contained in the Funds’ Annual Reports to Shareholders for the year or period ended October 31, 2009, are incorporated by reference into this SAI. Copies of the Trust’s and Global Equity Fund’s 2009 Annual Reports are audited by KPMG LLP and may be obtained by calling Artio Global at the telephone number on the first page of the SAI or on the Funds website at www.artiofunds.com.

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APPENDIX A — DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

Standard and Poor’s Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A-1” for the highest quality obligations to “D” for the lowest.

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

Moody’s Investors Service’s Commercial Paper Ratings

Prime-1 - Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 - Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

The following summarizes the ratings used by S&P for corporate bonds:

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA — Bonds rated “AA” also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

A-1

CI - Bonds rated “CI” are income bonds on which no interest is being paid.

To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for corporate bonds:

Aaa — Bonds that are rated “Aaa” are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated “Baa” are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba — Bonds that are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated “Caa” are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca — Bonds that are rated “Ca” represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds that are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated “Aa” through “B.” The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

A-2

Appendix B

[Proxy Voting Guidelines Summaries to be updated for 2010]

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a) Amended and Restated Master Trust Agreement dated April 2, 2008, is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(a1) Amendment No. 1 dated October 7, 2008 to the Amended and Restated Master Trust Agreement dated April 2, 2008 is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(b) Fifth Amended and Restated By-Laws dated October 13, 2008 are incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(c) The rights of holders of the securities being registered are included in the following documents: Articles IV and V of the Master Trust Agreement dated April 2, 2008 (incorporated by reference to Exhibit (a), as filed with the SEC via EDGAR on December 30, 2008) and Article 11 to the Registrant’s Fifth Amended and Restated By-Laws dated October 13, 2008 (incorporated by reference to Exhibit (b), as filed with the SEC via EDGAR on December 30, 2008).

(d) Investment Advisory Agreement dated September 29, 2009 between the Registrant and Artio Global Management LLC is filed herewith.

(d1) Advisory Fee Waiver Agreement dated May 1, 2008 between the Registrant and Artio Global Management LLC is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(d2) Expense Limitation Agreement dated February 28, 2009 between the Registrant on behalf of the Artio U.S. Microcap Fund, Artio U.S. Smallcap Fund, Artio U.S. Midcap Fund, Artio U.S. Multicap Fund and Artio Global Management LLC is incorporated by reference to Post-Effective Amendment No. 49 as filed with EDGAR on February 27, 2009.

(d3) Expense Limitation Agreement dated February 28, 2009 between the Registrant on behalf of the Artio Total Return Bond Fund (formerly, Julius Baer Total Return Bond Fund) and Artio Global Management LLC is incorporated by reference to Post-Effective Amendment No. 49 as filed with EDGAR on February 27, 2009.

(d4) Expense Limitation Agreement dated February 28, 2009 between the Registrant on behalf of the Artio Global High Income Fund (formerly, Julius Baer Global High Income Fund) and Artio Global Management LLC is incorporated by reference to Post-Effective Amendment No. 49 as filed with EDGAR on February 27, 2009.

(e) Amended and Restated Distribution Agreement dated July 1, 2009 between the Registrant and Quasar Distributors, LLC is filed herewith.

(e1) Form of Dealer Agreement is filed herewith.

(f) Not applicable.

(g) Amended and Restated Custodian Agreement dated April 15, 2009 between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) is filed herewith.

(h) Amended and Restated Administration Agreement dated April 15, 2009 between the Registrant and State Street Bank and Trust Company is filed herewith.

(h1) Amended and Restated Securities Lending Agency Agreement dated April 15, 2009 between State Street Bank and Trust Company and the Registrant on behalf of Artio International Equity Fund, Artio International Equity Fund II, Artio U.S. Microcap Fund, Artio U.S. Smallcap Fund, Artio U.S. Midcap Fund, and Artio U.S. Multicap Fund is filed herewith.

(h2) Amended and Restated Transfer Agent Servicing Agreement dated July 1, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(i) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

(i1) Opinion of Counsel dated February 26, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

(i2) Opinion of Counsel dated February 25, 2005, is incorporated by reference to Post-Effective Amendment No. 32 as filed with the SEC via EDGAR on February 27, 2005.

(j) Not applicable.

(k) Not applicable.

(l) Not applicable.

(m) Amended and Restated Distribution and Shareholder Services Plan dated June 17, 2009 is filed herewith.

(m1) Form of Rule 12b-1 Related Agreement is filed herewith.

(n) Amended Rule 18f-3 Plan dated December 17, 2008 is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(o) Not applicable.

(p) Code of Ethics of the Registrant and Artio Global Management LLC dated October 2008 is filed herewith.

(p1) Code of Ethics of Quasar Distributors LLC, dated November 2008, is filed herewith.

(q) Powers of Attorney for Robert S. Mathews, Peter Wolfram, Robert J. McGuire, Harvey B. Kaplan, Antoine Bernheim, Thomas Gibbons, and Glen Wisher dated February 20, 2009 are incorporated by reference to Post-Effective Amendment No. 49 as filed with EDGAR on February 27, 2009.

Item 24.	Persons Controlled by or Under Common Control with the Fund

None

Item 25.	Indemnification.

The Registrant is a Massachusetts business trust. As a Massachusetts business trust, the Registrant’s operations are governed by a Master Trust Agreement (“Declaration of Trust”). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Registrant, nor any other Sub-Trust of the Registrant shall be personally liable for such credit, contract or claim. The Registrant indemnifies each of the Trustees and officers and other persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Registrant, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Registrant and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Item 26.	Business and Other Connections of Investment Adviser

The list required by this Item 26 of Directors and Officers of Artio Global Management LLC (“Artio Global”) is incorporated by reference to Schedules A and D to Artio Global’s Form ADV filed by Artio Global pursuant to the Investment Advisers Act of 1940 (File No. 801-18766; IARD No. 106863).

Item 27.	Principal Underwriter.

(a)	Quasar Distributors, LLC (“Quasar”) acts as principal underwriter for the Registrant and each of its series. Additionally, Quasar is the principal underwriter for the following investment companies:

Academy Fund Trust	Fort Pitt Capital Group, Inc.	Muhlenkamp (Wexford Trust)
ACM Funds	Fund X Funds	Newgate Capital
ActivePassive Funds	Fusion Funds, LLC	Nicholas Funds
Akre Funds	Geneva Advisors All Cap Growth Fund	Niemann Fund
Akros Absolute Return Fund	Gerstein Fisher Funds	Osterweis Funds
Al Frank Funds	Glenmede Fund, Inc.	Perkins Capital Management
Allied Asset Advisors Funds	Glenmede Portfolios	Permanent Portfolio Funds
Alpine Equity Trust	Greenspring Fund	Perritt Opportunities Funds
Alpine Income Trust	Grubb & Ellis	Phocas Financial Funds
Alpine Series Trust	Guinness Atkinson Funds	PIA Funds
American Trust	Harding Loevner Funds	Poplar Forest Partners Fund
Appleton Group	Harness Funds	Portfolio 21
Artio Global Funds	Hennessy Funds, Inc	Primecap Odyssey Funds
Ascentia Funds	Hennessy Mutual Funds, Inc.	Prospector Funds
Brandes Investment Trust	Hodges Funds	Purisima Funds
Brandywine Blue Funds, Inc.	Hotchkis and Wiley Funds	Quaker Investment Trust
Brazos Mutual Funds	Huber Funds	Rainier Funds
Bridges Investment Fund, Inc.	Intrepid Capital Management	Rigel Capital, LLC
Brown Advisory Funds	Jacob Internet Fund Inc.	Rockland Small Cap Growth Fund
Buffalo Funds	Jensen Portfolio	Schooner Investment Group
CAN SLIM Select Growth Fund	Keystone Mutual Funds	Smead Value Fund
Capital Advisors Funds	Kiewit Investment Fund L.L.L.P.	Snow Fund
Chase Funds	Kirr Marbach Partners Funds, Inc	Stephens Management Co.
Congress Fund	LKCM Funds	Structured Investment Fund
Cookson Peirce	Macquarie Funds	Teberg Fund
Counterpoint Select Fund	Mariner Funds	Thompson Plumb (TIM)
Country Funds	Marketfield Fund	Thunderstorm Mutual Funds
Davidson Funds	Marquette Fund	TIFF Investment Program, Inc.
DSM Capital Funds	Masters’ Select Fund Trust	Tygh Capital Management
Edgar Lomax Value Fund	Matrix Asset Advisors, Inc.	USA Mutuals Funds
Empiric Funds, Inc.	McCarthy Fund	Villere Fund
Evermore Value Trust	Monetta Fund, Inc.	Windowpane Advisors, LLC
FIMCO Funds	Monetta Trust	Winslow Green Mutual Funds
First Amer Investment Funds, Inc.	Morgan Dempsey Funds	Wisconsin Capital Funds, Inc.
First Amer Strategy Funds, Inc.	MP63 Fund	WY Funds
First American Funds, Inc.

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers and directors of Quasar.

The business address for each of the executive officers and directors of Quasar, except Mr. Kern and

Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Officers With Fund

James Robert Schoenike	President and Board Member	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None

(c) Not applicable

Item 28.	Location of Accounts and Records

(1)	Artio Global Investment Funds
c/o Artio Global Management LLC
330 Madison Avenue
New York, New York 10017

(2)	State Street Bank and Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as
administrator and custodian)

(3)	Quasar Distributors, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(records relating to its functions as
distributor)

(4)	U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(records relating to its functions as
transfer agent)

(5)	Artio Global Management LLC
330 Madison Avenue
New York, New York 10017
(records relating to its functions as investment
adviser as of January 1, 2001)

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 50 for Artio Global Investment Funds to the Registration Statements to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on December 28, 2009.

ARTIO GLOBAL INVESTMENT FUNDS
/s/ Anthony Williams
By:
Anthony Williams
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Anthony Williams
	President and Chief Executive	December 28, 2009
Anthony Williams	Officer

/s/ Craig M. Giunta
	Chief Financial Officer	December 28, 2009
Craig M. Giunta

Antoine Bernheim*	Trustee	December 28, 2009

Antoine Bernheim

Thomas Gibbons*	Trustee	December 28, 2009

Thomas Gibbons

Harvey B. Kaplan*	Trustee	December 28, 2009

Harvey B. Kaplan

Robert S. Matthews*	Trustee	December 28, 2009

Robert S. Matthews

Robert McGuire*	Trustee	December 28, 2009

Robert McGuire

Glen Wisher*	Trustee	December 28, 2009

Glen Wisher

Peter Wolfram*	Trustee	December 28, 2009

Peter Wolfram

/s/ John Whilesmith
*By:
John Whilesmith

(*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 49 as filed with the SEC via EDGAR on February 27, 2009.)

Artio Global Investment Funds

Exhibit Index

Exhibits for Item 23 of Form N-1A

Exhibit	Description

d	Investment Advisory Agreement

e	Amended and Restated Distribution Agreement

e1	Form of Dealer Agreement

g	Amended and Restated Custodian Agreement

h	Amended and Restated Administration Agreement

h1	Amended and Restated Securities Lending Agency Agreement

h2	Amended and Restated Transfer Agent Servicing Agreement

m	Amended and Restated Distribution and Shareholder Services Plan

m1	Form of Rule 12b-1 Related Agreement

p	Code of Ethics of the Registrant and Artio Global Management LLC

p1	Code of Ethics of Quasar Distributors LLC